   As filed with the Securities and Exchange Commission on February 28th, 2005.
                                                      Registration No. 333-71072


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 6

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
          (formerly, The Manufacturers Life Insurance Company (U.S.A.)
                              Separate Account H)
                           (Exact name of Registrant)

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
          (formerly, The Manufacturers Life Insurance Company (U.S.A.)
                               (Name of Depositor)

                              38500 Woodward Avenue
                        Bloomfield Hills, Michigan 48304
              (Address of Depositor's Principal Executive Offices)

                                 (617) 663-3000
               (Depositor's Telephone Number Including Area Code)

                                Arnold R. Bergman
                  John Hancock Life Insurance Company (U.S.A.)
                               601 Congress Street
                                Boston, MA 02210
                     (Name and Address of Agent for Service)

                                    Copy to:
                              John W. Blouch, Esq.
                               Dykema Gossett PLLC
                                 Suite 300 West
                                1300 I Street, NS
                            Washington, DC 20005-3306

Title of Securities Being Registered:  Variable Annuity Insurance Contracts

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485

[ ] on May 1, 2005 pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[X] on May 1, 2005 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H

                  CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 Item
Part A            Caption in Prospectus
--------          -----------------------------------------------------------------------------------------------------------------
1.................Cover Page
2.................Appendix A:  Special Terms
3.................Summary
4.................Appendix B:  Table of Accumulation Values
5.................General Information about Us, The Variable Account, the Trust and the Merrill Variable Funds
6.................Charges and Deductions; Withdrawal Charges; Reduction or Elimination of Withdrawal Charges; Administration Fees;
                    Mortality and Expense Risks Charge; Taxes; Expenses of Distributing the Contract
7.................Accumulation Period Provisions; Company Approval; Purchase Payments; Accumulation Units; Net Investment Factor;
                    Transfers Among Investment Options; Telephone Transactions; Special Transfer Services - Dollar Cost Averaging;
                    Asset Rebalancing Program; Withdrawals; Special Withdrawal Services - the Income Plan; Contract Owner
                    Inquiries; Other Contract Provisions; Ownership; Beneficiary; Modification
8.................Pay Out Period Provisions; General; Annuity Options; Determination of Amount of the First Variable Annuity
                    Benefit Payment; Annuity Units and the Determination of Subsequent Variable Annuity Benefit Payments;
                    Transfers During the Pay Out During the Pay Out Period
9.................Accumulation Period Provisions; Death Benefit During the Accumulation Period; Pay Out Period Provisions; Death
                    Benefit Period
10................Accumulation Period Provisions; Purchase Payments; Accumulation Units; Value of Accumulation Units; Net
                    Investment Factor; Distribution of Contracts
11................Withdrawals; Restrictions under the Texas Optional Retirement Program; Accumulation Period Provisions; Purchase
                    Payments; Other Contract Provisions; Ten Day Right to Review
12................Federal Tax Matters; Introduction; Taxation of Annuities in General; Diversification Requirements; Qualified
                    Retirement Plans; Appendix G:  Qualified Plan Types
13................Legal Proceedings
14................Statement of Additional Information - Table of Contents

Part B            Caption in Statement of Additional Information
--------          -----------------------------------------------------------------------------------------------------------------
15................Cover Page
16................Table of Contents
17................General Information and History.
18................Services-Independent Auditors, Services-Servicing Agent
19................Not Applicable
20................Services - Principal Underwriter
21................Performance Data
22................Not Applicable
23................Financial Statements

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

   Annuity Service Office                              Mailing Address
    601 Congress Street                             Post Office Box 55230
Boston, Massachusetts 02210-2805               Boston, Massachusetts 02205-5230
(617) 663-3000 or (800) 344-1029                 www.johnhancockannuities.com



                        Prospectus dated April 30, 2005
                               for interests in
       John Hancock Life Insurance Company (U.S.A.) Separate Account H*

                       Interests are made available under

                            VANTAGE VARIABLE ANNUITY



             a flexible purchase payment deferred combination fixed
                    and variable annuity contract issued by
                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A)*



Except as specifically noted here and under the caption "FIXED ACCOUNT INVESTMENT OPTION" below, this Prospectus describes only the variable portion of the contract. Below is a list of the _______ variable investment options. There are two fixed investment options.



Science & Technology
Pacific Rim
Health Sciences
Emerging Growth
Emerging Small Company
Small Cap
Small Cap Index
Small Company
Dynamic Growth
Mid Cap Stock
Natural Resources
All Cap Growth
Strategic Opportunities
Financial Services
International Opportunities
International Stock
International Small Cap
International Equity Index
American International
International Value
Quantitative Mid Cap
Mid Cap Index
Mid Cap Core
Global
Capital Appreciation
American Growth
U.S. Global Leaders Growth)
Quantitative All Cap
All Cap Core
Large Cap Growth
Total Stock Market Index
Blue Chip Growth
U.S. Large Cap
Core Equity
Strategic Value
Large Cap Value
Classic Value
Utilities
Real Estate Securities
Small Cap Opportunities
Small Company Value
Special Value
Mid Cap Value
Value
All Cap Value
500 Index
Fundamental Value
Growth & Income
Large Cap
Quantitative Value
American Growth  - Income
Equity-Income
American Blue Chip Income and Growth
Income & Value
PIMCO VIT All Asset Portfolio
Global Allocation
High Yield
U.S. High Yield Bond
Strategic Bond
Strategic Income
Global Bond
Investment Quality Bond
Total Return
Real Return Bond
Core Bond
Active Bond
U.S. Government Securities
Money Market
Lifestyle Aggressive 1000
Lifestyle Growth 820
Lifestyle Balanced 640
Lifestyle Moderate 460
Lifestyle Conservative 280

Contracts are not deposits or obligations of, or insured, guaranteed or endorsed by, any bank, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Please read this Prospectus carefully and keep it for future reference. It contains information about the Variable Account and the variable portion of the contract that the contract owner ("you") should know before investing. The contracts have not been approved or disapproved by the Securities and Exchange Commission ("SEC"). Neither the SEC nor any state has determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.



Additional information about the contract and the Variable Account is contained in a Statement of Additional Information, dated the same date as this Prospectus, which has been filed with the SEC and is incorporated herein by reference. The Statement of Additional Information is available without charge upon request by writing us at the address on the front cover or by telephoning
(800) 344-1029. The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information and other information about us, the contracts and the Variable Account. We list the Table of Contents of the Statement of Additional Information on the next page.



*Before January 1, 2005, we were known as "The Manufacturers Life Insurance Company (U.S.A.)" and we referred to the Variable Account as "The Manufacturers Life Insurance Company (U.S.A.) Separate Account H."

In this Prospectus, we refer to the issuer of the contract as "John Hancock USA," "we," "us," "our," or "the Company." We use the word "contract" to refer both to an individual contract and to a certificate evidencing a participating interest in a group contract. (An individual contract will usually be issued only where a group contract may not be used.) Contract values (other than those allocated to the fixed account) and variable annuity benefit payments will vary according to the investment performance of the sub-accounts of one of our separate accounts, John Hancock Life Insurance Company U.S.A. Separate Account H (the "Variable Account").


                                TABLE OF CONTENTS

SUMMARY...................................................
       Total Annual Portfolio Operating Expenses..........
       Examples...........................................
GENERAL INFORMATION ABOUT US,
THE VARIABLE ACCOUNT, AND THE PORTFOLIOS
       John Hancock USA...................................
    The Variable Account..................................
    The Portfolios........................................
DESCRIPTION OF THE CONTRACT...............................
  Accumulation Period Provisions..........................
    Purchase Payments.....................................
    Payment Enhancements..................................
    Accumulation Units....................................
    Value of Accumulation Units...........................
    Net Investment Factor.................................
    Transfers Among Investment Options....................
    Maximum Number of Investment Options..................
    Telephone Transactions................................
    Special Transfer Services - Dollar Cost Averaging.....
    Asset Rebalancing Program.............................
    Withdrawals...........................................
    Special Withdrawal Services - The Income Plan.........
    Death Benefit During the Accumulation Period..........
  Pay-out Period Provisions...............................
    General...............................................
    Annuity Options.......................................
    Determination of Amount of the First
    Variable Annuity Benefit Payment......................
    Annuity Units and the Determination of Subsequent
    Variable Annuity Benefit Payments.....................
    Transfers During the Pay-Out Period...................
    Death Benefit During the Pay-Out Period...............
  Other Contract Provisions...............................
    Ten Day Right to Review...............................
    Ownership.............................................
    Annuitant.............................................
    Beneficiary...........................................
    Modification..........................................
    Company Approval......................................
    Misstatement and Proof of Age, Sex or Survival........
  Fixed Account Investment Options........................
  Optional Benefits.......................................
    Annual Step Death Benefit.............................
    Guaranteed Earnings Multiplier........................
    Principal Plus........................................
    Triple Protection Death Benefit.......................
CHARGES AND DEDUCTIONS....................................
    Withdrawal Charges....................................
    Waiver of Applicable Withdrawal Charge - Confinement
    to Eligible Nursing Home
    Reduction or Elimination of Withdrawal Charges........
    Administration Fees...................................
    Mortality and Expense Risks Charge....................
    Taxes.................................................
  Expenses of Distributing the Contract...................
    Contracts Sold Directly Without Payment of Any
    Sales Compensation
FEDERAL TAX MATTERS.......................................
  Introduction............................................
  Our Tax Status..........................................
  Taxation of Annuities in General........................
    Tax Deferral During Accumulation Period...............
    Taxation of Partial and Full Withdrawals..............
    Taxation of Annuity Benefit Payments..................
    Taxation of Death Benefit Proceeds....................
    Penalty Tax on Premature Distributions................
    Aggregation of Contracts..............................
  Qualified Retirement Plans..............................
    Direct Rollovers......................................
    Loans.................................................
  Federal Income Tax Withholding..........................
GENERAL MATTERS...........................................
    Asset Allocation Services.............................
    Restrictions Under The Texas Optional
     Retirement Program
    Distribution of Contracts.............................
    Contract Owner Inquiries..............................
    Confirmation Statements...............................

    Legal Proceedings.....................................
    Cancellation of Contract..............................
    Voting Interest.......................................
    Reinsurance Arrangements..............................
APPENDIX A:  Special Terms................................
APPENDIX B:  Examples of Calculation of Withdrawal Charge.
APPENDIX C:  State Premium Taxes..........................
APPENDIX D:  Examples of Payment Enhancement Calculations.
APPENDIX E:  Qualified Plan Types.........................
APPENDIX F:  Product Features Available for Older Contracts
APPENDIX U: Tables of Accumulation Unit Values............

The Table of Contents of the Statement of Additional Information lists the following subjects that it covers:



GENERAL INFORMATION AND HISTORY...........................
ACCUMULATION UNIT VALUE TABLES............................
SERVICES..................................................
       Independent Auditors...............................
       Servicing Agent....................................
       Principal Underwriter..............................
APPENDIX A:  ACCUMULATION UNIT VALUE TABLES...............
APPENDIX B:  AUDITED FINANCIAL STATEMENTS.................



                   The date of this Prospectus is May 1, 2005.



Vantage  5/1/2005

                                     SUMMARY

The Summary section is an overview of the contract. For further information, see the appropriate section of the prospectus.

OVERVIEW OF THE CONTRACT. Under the contract, you make one or more purchase payments to us for a period of time (the "ACCUMULATION PERIOD") and then later, beginning on the "MATURITY DATE," we make one or more payments (during the "PAY-OUT PERIOD"). Contract values during the accumulation period and the amounts of annuity benefit payments during the pay-out period may either be variable or fixed, depending upon the investment option(s) you select. You may use the contract to fund either a non-qualified or tax-qualified retirement plan. The maximum age of an owner or annuitant for which a contract will be issued is age 80.

When you purchase a variable annuity for any tax-qualified retirement plan, the variable annuity does not provide any additional tax deferred treatment of earnings beyond the treatment provided by the plan. Consequently, you should purchase a variable annuity for a tax-qualified plan only on the basis of other benefits offered by the variable annuity. These benefits may include lifetime income payments, protection through the death benefit, and guaranteed fees.

PURCHASE PAYMENTS LIMITS. The minimum initial purchase payment is $10,000. Subsequent purchase payments must be at least $30. Purchase payments normally may be made at any time. If a purchase payment would cause your contract value to exceed $1,000,000, or your contract value already exceeds $1,000,000, however, you must obtain our approval in order to make the purchase payment. If permitted by state law, we may cancel your contract if you have made no purchase payments for two years, your contract value is less than $2,000 and your purchase payments over the life of your contract, minus your withdrawals over the life of the contract is less than $2,000.

PAYMENT ENHANCEMENTS. We will add a "PAYMENT ENHANCEMENT" to your contract for each purchase payment that you make under your contract. The amount of the payment enhancement depends on the cumulative amount of your purchase payments. To receive a higher percentage than that based on the cumulative amount of your purchase payments, you must provide satisfactory evidence that your total purchase payments within 13 months of the issue date will be enough to justify the higher percentage. If your total purchase payments during the 13-month period do not equal or exceed the amount approved, we reserve the right to recover from your contract the excess payment enhancement added to the contract. The payment enhancement is funded from our general account. The payment enhancement is allocated among investment options in the same proportion as your purchase payment. The amount returned if you exercise your right to return the contract during the "ten day right to review" period is reduced by any payment enhancements.


INVESTMENT OPTIONS. Variable. There is no limit on the number of variable investment options to which you may allocate purchase payments. Currently, seventy-three Variable Account investment option are available under the contract. Each Variable Account investment option is a variable account investment option of the Variable Account that in the case of John Hancock Trust (the "Trust") (formerly, Manufacturers Investment Trust) invests in Series II shares of a corresponding portfolio of the Trust. (Contracts issued prior to May 13, 2002 invest in Series I shares except in the case of Trust portfolios which commenced operations on or after May 1, 2003 where such contracts invest in Series II shares). A full description of each portfolio is in the portfolio prospectus. Your contract value during the accumulation period and the amounts of annuity benefit payments will depend upon the investment performance of the portfolio underlying each variable account investment option of the Variable Account you select and/or upon the interest we credit on each fixed account option you select.


Fixed. There are two fixed account investment options, a one-year fixed account investment option and a DCA fixed investment option. Under the fixed account investment options, we guarantee the principal value of purchase payments and the rate of interest credited to the investment account for the term of the guarantee period. Subject to certain regulatory limitations, we may elect to add, subtract or substitute investment options.

Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.

                                      * * *

Allocating assets only to one or a small number of the investment options (other than the Lifestyle Trusts) should not be considered a balanced investment strategy. In particular, allocating assets to a small number of investment options that concentrate their investments in a particular business or market sector will increase the risk that the value of your contract will be more volatile since these investment options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology related businesses, including internet related businesses, (b) small cap securities and (c) foreign securities. The Company does not provide advice regarding appropriate investment allocations; please discuss this matter with your financial adviser.

TRANSFERS. During the accumulation period, subject to the restrictions under "Transfers Among Investment Options, you may transfer your contract values among any of the investment options (except as noted under "Investment Options" above). During the pay-out period, you may transfer your allocations among the Variable Account investment options, but transfers from Variable Account options to fixed account options or from fixed account options to Variable Account options are not permitted. Transfers are free. Transfers from any investment account must be at least $300 or, if less, the entire balance in the investment account. If, after the transfer, the amount remaining in the investment account from which the transfer is made would be less than $100, then we will transfer the entire amount instead of the requested amount. Special transfer privileges permit you to dollar cost average your investment in the contract.

WITHDRAWALS. During the accumulation period, you may withdraw all or a portion of your contract value. The amount you withdraw from any investment account must be at least $300 or, if less, your entire balance in that investment account. If a partial withdrawal plus any applicable withdrawal charge would reduce your contract value to less than $300, we will treat your withdrawal request as a request to withdraw all of your contract value. A withdrawal charge and an administration fee may apply to your withdrawal. A withdrawal may be subject to income tax and a 10% penalty tax. A systematic withdrawal plan service is available under the contract.

CONFIRMATION STATEMENTS. We will send you confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. You should immediately report any mistakes to our Annuity Service Office (at the address or phone number shown on the cover of this Prospectus). If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

DEATH BENEFITS. We will pay the death benefit described below to your BENEFICIARY if you die during the accumulation period. If a contract is owned by more than one person, then the surviving contract owner will be deemed the beneficiary of the deceased contract owner. No death benefit is payable on the death of any ANNUITANT (a natural person or persons whose life is used to determine the duration of annuity benefit payments involving life contingencies), except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner.

The amount of the death benefit will be calculated as of the date on which our Annuity Service Office receives written notice and proof of death and all required claim forms. The amount of the death benefit will be the greater of:


      -     the contract value, or



      -     the Minimum Death Benefit.


The Minimum Death Benefit will be determined as follows:

      (a) During the first nine contract years, the Minimum Death Benefit will be the sum of all purchase payments made, less any amount deducted in connection with partial withdrawals.

      (b) After the ninth contract year, the Minimum Death Benefit will be the greater of (i) or (ii) where:

            (i) is the sum of all purchase payments made, less any amount deducted in connection with partial withdrawals; and

            (ii) is the contract value on the last day of the ninth contract year, plus the sum of all purchase payments made, less any amount deducted in connection with partial withdrawals, since then.

In no event will the Minimum Death Benefit exceed $10 million.

If a contract owner dies, we have the right to deduct from the death benefit paid any payment enhancements applied to the contract in the 12 month period prior to the date of death. However, we are currently waiving this right. Reference to "payment enhancements" in this paragraph refers to the original amount of payment enhancements; earnings attributable to payment enhancements will not be deducted from the death benefit paid.

OPTIONAL BENEFITS. Annual Step Death Benefit. The Annual Step Death Benefit provides a death benefit, upon the death of any owner prior to the Maturity Date. The Annual Step Death Benefit is not available in all states. The Annual Step Death Benefit is not available if T-PRO is elected. You may elect the Annual Step Death Benefit at the time the contract is issued, and if the rider is available for sale in the state where the contract is sold. An additional fee of 0.20% is imposed for this death benefit. See Appendix F for contracts issued prior to May 5, 2003. Election of the Annual Step Death Benefit is irrevocable. The amount of the death benefit for the Annual Step Death Benefit is the greater of:

      -     the death benefit described under "Death Benefits" above;

      -     the Annual Step Death Benefit.

The Annual Step Death Benefit is the greatest Anniversary Value after the effective date of the Annual Step Death Benefit but prior to the oldest owner's 81st birthday. The Anniversary Value is equal to the contract value on the last day of the contract year, plus subsequent purchase payments, less amounts deducted in connection with partial withdrawals since the last day of the contract year. If the oldest owner is age 80 or older on the effective date of the Annual Step Death Benefit, the Annual Step Death Benefit is zero. THEREFORE, IF THE OLDEST OWNER OF A CONTRACT IS AGE 80 OR OLDER, THE ANNUAL STEP DEATH BENEFIT MAY NOT BE ELECTED.

Guaranteed Earnings Multiplier. Guaranteed Earnings Multiplier ("GEM") guarantees that upon the death of any contract owner prior to the maturity date, we will pay the death benefit otherwise payable under the contract plus the benefit payable under GEM subject to a maximum amount. GEM provides a payment equal to 40% of the appreciation in the contract value (as defined below) upon the death of any contract owner if the oldest owner is 69 or younger, and 25% of the appreciation in the contract value (as defined below) if the oldest owner is 70 or older at issue.

The appreciation in the contract value is defined as the contract value less the sum of all purchase payments, reduced proportionally by any amount deducted in connection with partial withdrawals. The death benefit will also be reduced by the amount of any unpaid loans under a contract in the case of certain qualified contracts. For GEM we impose an annual fee of 0.20% of the average account value. GEM is available for new contracts issued on or after January 29, 2001. GEM is not available in all states and cannot be elected if the T-PRO rider has been elected. Election of GEM is irrevocable.

Principal Plus. Principal Plus provides a guaranteed minimum withdrawal benefit prior to the Maturity Date. Principal Plus may not be available through all distribution partners. You (the "contract owner") may elect Principal Plus at the time the contract is issued, provided:


      - Principal Plus is available for sale in the state where the contract is sold;



      -     you have not selected the T-PRO rider or a GRIP rider;



      - your entire contract value is invested in accordance with the investment options available with Principal Plus; and



      - the oldest owner has not yet attained age 81 (for Qualified contracts only).


Election of Principal Plus is irrevocable. Principal Plus guarantees that each Contract Year you may take withdrawals of up to an amount equal to the Guaranteed Withdrawal Amount ("GWA") until your Guaranteed Withdrawal Balance ("GWB") is depleted, even if you contract value reduces to zero. (The initial GWB is equal to your initial payment(s) and the initial GWA is equal to 5% of the initial GWB.)

If you choose not to withdraw at all during certain contract years, the GWB will increase by a Bonus. If you choose to withdraw more than the GWA in any contract year, the GWB will be automatically reset, thereby possibly reducing the guaranteed minimum withdrawal benefit provided under the rider to an amount less than the sum of all purchase payments. If your contract value exceeds your GWB on certain dates, you may elect to increase or "Step-Up" your GWB to equal your contract value on such dates. An additional annual fee of 0.30% (as a percentage of Adjusted GWB) is imposed for Principal Plus. (We reserve the right to increase the charge to a maximum charge of 0.75% if the GWB is "Stepped-Up" to equal the contract value.) The charge is deducted on an annual basis from the contract value.

Triple Protection Death Benefit. The optional Triple Protection Death Benefit ("T-PRO") provides a death benefit, upon the death of any owner prior to the Maturity Date. Under T-PRO, no death benefit is payable on the death of any annuitant, except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. T-PRO may not be available through all distribution partners. You may elect T-PRO at the time the contract is issued, provided:


      -     T-PRO is available for sale in the state where the contract is sold;



      -     the oldest owner has not yet attained age 71; and



      - none of the following optional riders have been elected: the Annual Step Death Benefit, GEM or Principal Plus.


An additional annual fee of 0.50% (as a percentage of the T-PRO Death Benefit) is imposed for T-PRO. Election of T-PRO is irrevocable. If T-PRO is elected the death benefit paid under T-PRO replaces any death benefit paid under the terms of the contract. The amount of the death benefit under T-PRO is equal to the Enhanced Earnings Death Benefit factor plus the greatest of:


      -     the contract value;



      -     the return of Purchase Payments Death Benefit factor;



      -     the Annual Step Death Benefit factor; or



      -     the Graded Death Benefit factor.


The Annual Step Death Benefit factor locks in on the anniversary prior to the oldest owner's age 81. The Graded Death Benefit is not applicable to Payments made after the oldest owner's attained age 71.

REINSURANCE ARRANGEMENTS. We utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the contracts' guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer's contractual liability runs solely to us, and no contract owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations. Some of the benefits that may be reinsured include guaranteed death benefits, fixed account guarantees, and guaranteed retirement income programs.

ANNUITY BENEFIT PAYMENTS. We offer a variety of fixed and variable annuity benefit payment options. Periodic annuity benefit payments will begin on the "maturity date" (the date marking the end of the accumulation period and the beginning of the pay-out period). You select the maturity date, the frequency of payment and the type of annuity benefit payment option. Annuity benefit payments are made to the annuitant.

TEN DAY REVIEW. You may cancel your contract by returning it to us within 10 days of receiving it.

TAXATION. Generally, all earnings on the underlying investments are tax-deferred until withdrawn or until annuity benefit payments begin (see "FEDERAL TAX MATTERS"). This tax-deferred treatment may be beneficial to contract owners in building assets in a long-term investment program. Normally, a portion of each annuity benefit payment is taxable as ordinary income. Partial and total withdrawals are taxable as ordinary income to the extent contract value prior to the withdrawal exceeds the purchase payments you have made, minus any prior withdrawals that were not taxable. A 10% penalty tax may apply to withdrawals and annuity benefit payments prior to age 59 1/2.

CHARGES AND DEDUCTIONS. The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract. The items listed under "Contract Owner Transaction Expenses" and "Separate Account Annual Expenses" are more completely described in this Prospectus under "Charges and Deductions." The items listed under "Portfolio Annual Expenses" are described in detail in the portfolio prospectuses.

CONTRACT OWNER TRANSACTION EXPENSES. The following table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment options. State premium taxes may also be deducted.

                                              NUMBER OF COMPLETE YEARS
                                                PURCHASE PAYMENT IN               WITHDRAWAL CHARGE
                                                    CONTRACT                         PERCENTAGE
                                                        0                               8.5%
                                                        1                               8.5%
                                                        2                               8.0%
DEFERRED SALES LOAD  (withdrawal charge as              3                               7.0%
percentage of purchase payments)                        4                               6.0%
                                                        5                               5.0%
                                                        6                               4.0%
                                                        7                               3.0%
                                                        8                               2.0%
                                                       9+                               0.0%
  ANNUAL CONTRACT FEE                                                    $ 40(A)
  TRANSFER FEE
           Guaranteed Fee                                                $ 25(B)
           Current Fee                                                   $  0(B)

(A) The $40 annual administration fee will not be assessed prior to the maturity date if at the time of its assessment the sum of all investment accounts is greater than or equal to $100,000.

(B) We reserve the right to impose a charge in the future for transfers in excess of 12 per year. The amount of this fee will not exceed the lesser of $25 or 2% of the amount transferred.

SEPARATE ACCOUNT ANNUAL EXPENSES. The following table describes fees and expenses that you will pay periodically during the time that you own the contract, not including annual portfolio operating expenses.

                       SEPARATE ACCOUNT ANNUAL EXPENSES (A)
Mortality and expense risks fee                                                             1.25%
Administration fee                                                                          0.30%

TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES (WITH NO OPTIONAL RIDERS REFLECTED)                  1.55%

Fee for Annual Step Death Benefit                                                           0.20%(B)
Fee for Optional GEM Benefit                                                                0.20%

TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES (WITH ANNUAL STEP AND GEM OPTIONAL DEATH             1.95%
BENEFITS REFLECTED)

             FEES FOR OPTIONAL BENEFITS DEDUCTED FROM CONTRACT VALUE

Principal Plus Fee (as a percentage of the Adjusted GWB)                                    0.30%(C)
(current charges)
Principal Plus Fee (as a percentage of the Adjusted GWB)                                    0.75%(C)
(guaranteed charges)
T-PRO Fee(as a percentage of the T PRO Death Benefit)                                       0.50%(D)

(A) A daily charge reflected as a percentage of the variable investment accounts unless otherwise noted.

(B) For information on the Annual Step Death Benefit on contracts issued prior to May 5, 2003, please refer to Appendix F.

(C) The current charge is 0.30%. We reserve the right to increase the charge to a maximum charge of 0.75% if the GWB is "Stepped-Up" to equal the contract value. The charge is deducted on an annual basis from the contract value.

(D)   The charge is deducted on an annual basis from the contract value.

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES


      The next table describes the minimum and maximum total operating expenses charged by the portfolios that you may pay periodically during the time that you own the contract. More detail concerning each portfolio's fees and expenses is contained in the portfolio's prospectus.

Total Annual Portfolio Operating Expenses(A)                      Minimum(B)      Maximum
--------------------------------------------------------------    ----------      -------
Range of expenses that are deducted from fund assets,
including management fees, Rule 12b-1 fees, and other expenses     0.76%           1.87%



(A) The minimum and maximum expenses shown do not reflect any expense reimbursements. If such reimbursements were reflected, the minimum and maximum expenses would be 0.76% and 1.79% respectively. Expense reimbursements may be terminated at any time.



(B) For contracts issued prior to May 13, 2002, the range of expenses has a lower minimum because the Variable Account invests in a different class of portfolio shares for certain variable investment options available under those contracts. See the appendix in this Prospectus entitled "Prior Contracts" for more information.



The following table describes the operating expenses for each of the portfolios, as a percentage of the portfolio's average net assets for the fiscal year ending December 31, 2004. More detail concerning each portfolio's fees and expenses is contained in the portfolio's prospectus and in the notes following the table.



                                                                                                   Total
                                                                     Rule 12b-1       Other        Annual
Portfolio                                         Management Fees       fees         Expenses     Expenses
--------------------------------------            ---------------    ----------      --------     --------
JOHN HANCOCK TRUST - Series II shares:
Science & Technology Trust(H)                          1.04%(C)         0.25%         0.07%       1.36%
Pacific Rim Trust(H)                                   0.80%            0.25%         0.28%       1.33%
Health Sciences Trust(H)                               1.05%(C)         0.25%         0.11%       1.41%
Emerging Growth Trust                                  0.80%            0.25%         0.07%       1.12%
Emerging  Small Company Trust(H)                       1.00%            0.25%         0.06%       1.31%
Small Cap Trust(A)                                     0.85%            0.25%         0.07%       1.17%
Small Company Trust +                                  1.05%            0.25%         0.57%(A)    1.87%(D)
Dynamic Growth Trust(H)                                0.95%            0.25%         0.07%       1.27%
Mid Cap Stock Trust(H)                                 0.86%            0.25%         0.05%       1.16%
Natural Resources Trust                                1.01%            0.25%         0.07%       1.33%
All Cap Growth Trust(H)                                0.89%            0.25%         0.06%       1.20%
Strategic Opportunities Trust(H)                       0.80%            0.25%         0.07%       1.12%
Financial Services Trust(H)                            0.88%(F)         0.25%         0.08%       1.21%
International Opportunities Trust(A)                   1.00%            0.25%         0.20%       1.45%
International Stock Trust(H)                           0.95%            0.25%         0.16%       1.36%
International Small Cap Trust(H)                       1.00%            0.25%         0.19%       1.44%
International Value Trust(H)                           0.87%(E)         0.25%         0.15%       1.27%
Quantitative Mid Cap Trust(H)                          0.75%            0.25%         0.09%       1.09%
Mid Cap Core Trust                                     0.90%            0.25%         0.16%       1.31%
Global Trust(H)                                        0.85%(E)         0.25%         0.15%       1.25%
Capital Appreciation Trust(H)                          0.85%            0.25%         0.07%       1.17%
U.S. Global Leaders Growth Trust +                     0.71%            0.25%         0.73%(A)    1.69%(D)
Quantitative All Cap Trust                             0.71%            0.25%         0.05%       1.01%
All Cap Core Trust(H)                                  0.80%            0.25%         0.07%       1.12%
Large Cap Growth Trust(H)                              0.85%            0.25%         0.06%       1.16%
Blue Chip Growth Trust(H)                              0.82%(C)         0.25%         0.04%       1.11%
U.S. Large Cap Trust(H)                                0.82%            0.25%         0.06%       1.13%
Core Equity Trust +                                    0.85%            0.25%         0.06%(A)    1.16%
Strategic Value Trust(H)                               0.85%            0.25%         0.09%       1.19%
Large Cap Value Trust                                  0.85%            0.25%         0.13%       1.23%
Classic Value Trust +                                  0.87%            0.25%         0.56%(A)    1.68%(D)
Utilities Trust(H)                                     0.85%            0.25%         0.25%       1.35%
Real Estate Securities Trust(H)                        0.70%            0.25%         0.05%       1.00%
Small Cap Opportunities Trust                          1.00%            0.25%         0.08%       1.33%
Small Company Value Trust(H)                           1.04%            0.25%         0.01%       1.30%
Special Value Trust                                    1.00%            0.25%         0.28%       1.53%

                                                                                                   Total
                                                                     Rule 12b-1       Other        Annual
Portfolio                                         Management Fees       fees         Expenses     Expenses
------------------------------------------------  ---------------    ----------      --------     --------
Mid Cap Value Trust(H)                                 0.87%            0.25%         0.05%       1.17%
Value Trust(H)                                         0.74%            0.25%         0.06%       1.05%
All Cap Value Trust(H)                                 0.84%            0.25%         0.06%       1.15%
Fundamental Value Trust(H)                             0.84%(F)         0.25%         0.05%       1.14%
Growth & Income Trust(H)                               0.65%            0.25%         0.04%       0.94%
Large Cap Trust(A)                                     0.85%            0.25%         0.15%       1.25%
Quantitative Value Trust +                             0.70%            0.25%         0.08%(A)    1.03%
Equity-Income Trust(H)                                 0.81%(C)         0.25%         0.05%       1.11%
Income & Value Trust(H)                                0.79%            0.25%         0.04%       1.08%
Global Allocation Trust(H)                             0.85%            0.25%         0.20%       1.30%
High Yield Trust(H)                                    0.68%            0.25%         0.07%       1.00%
U.S. High Yield Bond Trust(A)                          0.75%            0.25%         0.21%       1.21%
Strategic Bond Trust(H)                                0.70%            0.25%         0.08%       1.03%
Strategic Income Trust +                               0.73%            0.25%         0.46%(A)    1.44%
Global Bond Trust(H)                                   0.70%            0.25%         0.10%       1.05%
Investment Quality Bond Trust(H)                       0.60%            0.25%         0.09%       0.94%
Total Return Trust(H)                                  0.70%            0.25%         0.05%       1.00%
Real Return Bond Trust                                 0.70%            0.25%         0.07%       1.02%
Core Bond Trust(A)                                     0.69%            0.25%         0.21%       1.15%
Active Bond Trust(A)                                   0.61%            0.25%         0.04%       0.90%
U.S. Government Securities Trust(H)                    0.62%            0.25%         0.07%       0.94%
Money Market Trust(H)                                  0.48%            0.25%         0.03%       0.76%
Small Cap Index Trust(H)                               0.49%            0.25%         0.03%       0.77%
International Equity Index Trust A(A)                  0.55%            0.25%         0.06%       0.86%
Mid Cap Index Trust(H)                                 0.49%            0.25%         0.03%       0.77%
Total Stock Market Index Trust(H)                      0.49%            0.25%         0.03%       0.77%
500 Index Trust(H)                                     0.46%            0.25%         0.05%       0.76%
Lifestyle Aggressive 1000 Trust(H)                     0.05%            0.25%         1.02%(B)    1.32%
Lifestyle Growth 820 Trust(H)                          0.05%            0.25%         0.95%(B)    1.25%
Lifestyle Balanced Trust(H)                            0.05%            0.25%         0.89%(B)    1.19%
Lifestyle Moderate Trust(H)                            0.05%            0.25%         0.87%(B)    1.17%
Lifestyle Conservative Trust(H)                        0.05%            0.25%         0.78%(B)    1.08%
American Growth Trust(G)                               0.35%            0.75%         0.03%       1.13%
American International Trust(G)                        0.54%            0.75%         0.08%       1.37%
American Blue Chip Income and Growth Trust(G)          0.45%            0.75%         0.05%       1.25%
American Growth-Income Trust(G)                        0.29%            0.75%         0.03%       1.07%
PIMCO Variable Insurance Trust - Class M Shares:
PIMCO VIT All Asset Portfolio                            %                %             %           %



+ Commencement of operations -- May 3, 2004



(A) Based on estimates for the current fiscal year



(B) "Other Expenses" reflects the expenses of the Underlying Portfolios as well as the expenses of the Lifestyle Trust. The Adviser is currently paying a portion of the expenses of each Lifestyle Trust. The expenses above do not reflect this expense reimbursement. If such expense reimbursement were reflected, it is estimated that "Other Expenses" and "Total Annual Expenses" would be:



                                                     Total
                                                     Annual
Portfolio                           Other Expenses  Expenses
-------------------------------     --------------  --------
Lifestyle Aggressive 1000 Trust         1.01%        1.31%
Lifestyle Growth 820 Trust              0.94%        1.24%
Lifestyle Balanced Trust                0.89%        1.19%
Lifestyle Moderate Trust                0.86%        1.16%
Lifestyle Conservative Trust            0.78%        1.08%



This voluntary expense reimbursement may be terminated at any time.



(C) The Adviser has voluntarily agreed to waive a portion of its advisory fee for the Science & Technology Trust, Health Sciences Trust, the Blue Chip Growth Trust and the Equity-Income Trust. The waiver is based on the combined assets of these portfolios and the Small Company Value Trust. Once these combined assets exceed specified amounts, the fee reduction is increased.



The fee reductions are applied to the advisory fees of each of the four portfolios. This voluntary fee waiver may be terminated at any time by the Adviser. If such advisory fee waiver were reflected, it is estimated that the "Management Fees" and "Total Annual Expenses" for these portfolios would have been as follows:



                                                    Total Annual
Portfolio                          Management Fees    Expenses
--------------------------         ---------------  ------------
Science & Technology Trust              1.01%          1.33%
Health Sciences Trust                   1.02%          1.38%
Blue Chip Growth Trust                  0.79%          1.08%
Equity-Income Trust                     0.79%          1.09%



(D) For certain portfolios, the Adviser reduces its advisory fee or reimburses the portfolio if the total of all expenses (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio's business) exceed certain annual rates. In the case of the Small Company Trust, U.S. Global Leaders Growth Trust, and Classic Value Trust, the Adviser reimbursed the portfolio for certain expenses for the year ended December 31, 2004. If such expense reimbursement were reflected, it is estimated that "Other Expenses" and "Total Annual Expenses" would be:



                                                     Total
                                                     Annual
Portfolio                          Other Expenses   Expenses
--------------------------------   --------------   --------
Small Company Trust                     0.49%        1.79%
U.S. Global Leaders Growth Trust        0.50%        1.46%
Classic Value Trust                     0.50%        1.62%



These voluntary expense reimbursements may be terminated at any time.



(E) Effective December 9, 2003, due to a decrease in the subadvisory fees for the Global Trust and the International Value Trust, the Adviser voluntarily agreed to waive its advisory fees so that the amount retained by the Adviser after payment of the subadvisory fees for each such portfolio does not exceed 0.35% of the portfolio's average net assets. For the year ended December 31, 2004, the effective annual advisory fees ("Management Fees") and "Total Annual Expenses" were as follows:



                                    Management  Total Annual
Portfolio                              Fees       Expenses
-------------------------           ----------  -------------
Global Trust                           0.80%        1.20%
International Value Trust              0.80%        1.20%



These advisory fee waivers may be rescinded at any time.



(F) Financial Services and Fundamental Value Trusts. The Adviser has voluntarily agreed to reduce its advisory fee for the Financial Services and Fundamental Value Trusts to the amounts shown below. These advisory fee waivers may be terminated at any time.



                                                   Between
                                                     $50
                                                    Million  Excess over
                                      First $50    and $500      $500
Portfolio                             Million*     Million*    Million*
------------------------              ---------    --------  -----------
Financial Services Trust                0.85%        0.80%      0.75%
Fundamental Value Trust                 0.85%        0.80%      0.75%

*as a percentage of average annual net assets.



If such advisory fee waiver were reflected, it is estimated that the advisory fees ("Management Fees") and "Total Annual Expenses" for these portfolios would have been as follows:



                           Management               Total Annual
Portfolio                     Fees                    Expenses
------------------------   ----------               ------------
Financial Services Trust      0.83%                     1.16%
Fundamental Value Trust       0.79%                     1.09%



(G) Reflects the aggregate annual operating expenses of each portfolio and its corresponding master fund. In the case of the American Growth, American International, American Blue Income and Growth, and American Growth-Income, during the year ended December 31, 2004, Capital Research Management Company (the adviser to the American Growth, American International, American Blue Income and Growth, and American Growth-Income) voluntarily reduced investment advisory fees to rate provided by amended agreement effective April 1, 2004. If such advisory fee reductions were reflected, it is estimated that "Management Fees" and "Total Annual Expenses" would be:



                                                    Total Annual
Portfolio                          Management Fees   Expenses
------------------------------     ---------------  -------------
American Growth Trust                   0.34%          1.12%
American International Trust            0.53%          1.36%
American Blue Chip Income and
Growth Trust                            0.44%          1.24%
American Growth-Income Trust            0.28%          1.06%



(H) The Variable Account invests in the Series I class of this portfolio's shares for contracts issued prior to May 13, 2002. See the appendix in this Prospectus entitled "Prior Contracts" for more information.



Examples



The examples below are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner expenses, contract fees, separate account annual expenses and portfolio fees and expenses.



The first example assumes that you invest $10,000 in a contract with the following optional riders: Annual Step Death Benefit, GEM , and Principal Plus. The first example also assumes that your investment has a 5% return each year and assumes the maximum annual contract fee and the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



Maximum portfolio operating expenses- Contract with optional riders:



                                                    1 Year       3 Years       5 Years        10 Years
                                                    ------       -------       -------        --------
If you surrender the contract at the end of the
applicable time period:

If you annuitize, or do not surrender the contract at the end of the applicable time period:



The second example assumes that you invest $10,000 in a contract, but with no optional riders. The second example also assumes that your investment has a 5% return each year and assumes the average annual contract fee we expect to receive for the contracts and the minimum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



Minimum portfolio operating expenses - Contract with no optional riders:



                                                    1 Year       3 Years       5 Years        10 Years
                                                    ------       -------       -------        --------
If you surrender the contract at the end of the
applicable time period:

If you annuitize, or do not surrender the contract at the end of the applicable time period:

For purposes of presenting the foregoing Examples, we have made certain assumptions. We have assumed that, where applicable, the maximum deferred sales load is deducted, that there are no transfers or other transactions. Those assumptions (each of which is mandated by the SEC in an attempt to provide prospective investors with standardized data with which to compare various annuity contracts) do not take into account certain features of the contract and prospective changes in the size of the portfolio which may operate to change the expenses borne by contract owners. Consequently, the amounts listed in the Examples above should not be considered a representation of past or future expenses and actual expenses borne by contract owners may be greater or less than those shown.


For purposes of presenting the foregoing Examples, we have made certain assumptions. We have assumed that, where applicable, the maximum deferred sales load is deducted, and that there are no transfers or other transactions. Those assumptions, (each of which is mandated by the SEC in an attempt to provide prospective investors with standardized data with which to compare various annuity contracts) do not take into account certain features of the contract and prospective changes in the size of the portfolios which may operate to change the expenses borne by contract owners. CONSEQUENTLY, THE AMOUNTS LISTED IN THE EXAMPLES ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES BORNE BY CONTRACT OWNERS MAY BE GREATER OR LESSER THAN THOSE SHOWN.

A Table of Accumulation Unit Values Relating to the Contract is included in APPENDIX U to this Prospectus.

LOCATION OF FINANCIAL STATEMENTS OF REGISTRANT AND DEPOSITOR. Our financial statements and those of the Variable Account may be found in the Statement of Additional Information.

GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT, AND THE PORTFOLIOS

We are an indirect subsidiary of MFC.


John Hancock USA

We are a stock life insurance company incorporated in Maine on August 20, 1955 and redomesticated under the laws of Michigan on December 30, 1992. Our annuity service office is located at 500 Boylston Street, Suite 400, Boston, Massachusetts 02116-3739. Our ultimate parent is Manulife Financial Corporation ("MFC"), a publicly traded company, based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.


The Manufacturers Life Insurance Company and John Hancock USA have received the following ratings from independent rating agencies:


      A++ A.M. Best
      Superior companies have a very strong ability to meet their obligations; 1st category of 16


      AA+ Fitch
      Very strong capacity to meet policyholder and contract obligations; 2nd category of 24


      AA+ Standard & Poor's
      Very strong financial security characteristics; 2nd category of 21

      Aa2 Moody's
      Excellent in financial strength; 3rd category of 21


These ratings, which are current as of the date of this prospectus and are subject to change, are assigned as a measure of John Hancock USA's ability to honor any guarantees provided by the contract and any applicable optional riders, but not specifically relate to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any portfolio.

The Variable Account


The Variable Account is one of our separate accounts that invests the contract values you allocate to it in the Portfolios you (the "contract owner") select.


The Variable Account was established on August 24, 1984 as a separate account of The Manufacturers Life Insurance Company of North America ("MANULIFE NORTH AMERICA"), another wholly-owned subsidiary of MFC which on January 1, 2002 merged into John Hancock USA. As a result of this merger, John Hancock USA became the owner of all of Manulife North America's assets, including the assets of the Variable Account, and assumed all of Manulife North America's obligations including those under the contracts. The merger had no other effect on the terms and conditions of the contracts or on your allocations among investment options.


The income, gains and losses, whether or not realized, from assets of the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains or losses. Nevertheless, all obligations arising under the contracts are our general corporate obligations. Assets of the Variable Account may not be charged with liabilities arising out of any of our other business.

The Variable Account is registered with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act") as a unit investment trust. A unit investment trust is a type of investment company which invests its assets in specified securities, such as the shares of one or more investment companies. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account. If we determine that it would be in the best interests of persons having voting rights under the contracts, the Variable Account may be operated as a management company under the 1940 Act or it may be deregistered if 1940 Act registration is no longer required.

The Variable Account currently has seventy-seven sub-accounts (some of which are subdivided for Series I and Series II shares). We reserve the right, subject to compliance with applicable law, to add other variable account investment options, eliminate existing variable account investment options, combine variable account investment options or transfer assets in one variable account investment option to another variable account investment option that we, or an affiliated company, may establish. We will not eliminate existing variable account investment options or combine variable account investment options without the prior approval of the appropriate state or federal regulatory authorities.


THE PORTFOLIOS



The assets of each sub-account of the Variable Account are invested in shares of a corresponding investment portfolio of the Trust (except those invested in the All Asset Portfolio. The Trust (and the PIMCO Variable Insurance Trust (the "PIMCO TRUST")) is registered under the 1940 Act as an open-end management investment company. The portfolios must pay investment management fees, Rule 12-b-1 fees and other operating expenses. These fees and expenses, as shown in the portfolio expense table in "Summary- Total Annual Portfolio Operating Expenses" section of the Prospectus are different for each fund and reduce the investment return of each portfolio. Therefore, they also indirectly reduce the return you will earn on any variable investment options you select. We may also receive payments from a portfolio or its affiliates at an annual rate of up to approximately 0.25% of the average net assets that holders of our variable life insurance policies and variable annuity contracts have invested in that portfolio. Any such payments do not, however, result in any charge to you in addition to what is shown in the table.



The figures for the portfolios shown in the portfolio expense table are based upon historical portfolio expenses as a percentage (rounded to two decimal places) of each fund's average daily net assets for 2004, except as indicated in the footnotes appearing at the end of the table. Expenses of the funds are not fixed or specified under the terms of the contract, and those expenses may vary from year to year.



The Trust receives investment advisory services from John Hancock Investment Management Services, LLC ("JHIMS LLC")(formerly, Manufacturers Securities Services, LLC).



Each of the Trust portfolios, except the Lifestyle Trusts, is subject to a Rule 12b-1 fee of 0.15% of a portfolio's Series I net assets and 0.35% of a portfolio's Series II net assets (0.75% of a Series II net assets in the case of a American Growth Trust, American International Trust, American Growth-Income Trust and American Blue Chip Income and Growth Trust). Each Lifestyle Trust invests in portfolios that are subject to Rule 12b-1 fees.



The International Equity Index Fund is a series of the John Hancock Variable Series Trust I (the "VST TRUST") which is registered under the 1940 Act as an open-end management investment company. The assets of the International Equity Index Fund subaccount are invested in Series II shares of the International Equity Index Fund which is subject to a 0.60% Rule 12b-1 fee (except in the case of contracts issued prior to May 13, 2002 where the assets are invested in Series I shares of the International Equity Index Fund which are subject to a 0.40% Rule 12b-1 fee).



The All Asset Portfolio is a series of the PIMCO Trust which is registered under the 1940 Act as an open-end management investment company. The assets of the All Asset Portfolio subaccounts are invested in Class M shares of the All Asset Portfolio which is subject to a 0.25% Rule 12b-1 fee. The PIMCO Trust receives investment advisory services from Pacific Investment Management Company LLC ("PIMCO").

        Portfolio             Portfolio Manager                  Investment Description
--------------------------  ---------------------   -------------------------------------------------------
Science & Technology Trust  T. Rowe Price           seeks long-term growth of capital by investing, under
                            Associates, Inc.        normal market condition, at least 80% of its net assets
                                                    (plus any borrowings for investment purposes) in common
                                                    stocks of companies expected to benefit from the
                                                    development, advancement, and use of science and
                                                    technology.  Current income is incidental to the
                                                    portfolio's objective

Pacific Rim Trust           MFC Global Investment   seeks long-term growth of capital by investing in a
                            Management (U.S.A.)     diversified portfolio that is comprised primarily of
                            Limited                 common stocks and equity-related securities of
                                                    corporations domiciled in countries in the Pacific Rim
                                                    region

Health Sciences Trust       T. Rowe Price           seeks long-term capital appreciation by investing,
                            Associates, Inc.        under normal market conditions, at least 80% of its net
                                                    assets (plus any borrowings for investment purposes) in
                                                    common stocks of companies engaged in the research,
                                                    development, production, or distribution of products or
                                                    services related to health care, medicine, or the life
                                                    sciences (collectively termed "health sciences").

Emerging Growth Trust       MFC Global Investment   seeks superior long-term rates of return through
                            Management (U.S.A.)     capital appreciation by investing, under normal
                            Limited                 circumstances, primarily in high quality securities and
                                                    convertible instruments of small-cap U.S. companies.

Emerging Small Company      Franklin Advisers,      seeks long-term growth of capital by investing, under
Trust                       Inc. SHOULD THIS        normal market conditions, at least 80% of its net
                            READ FRANKLIN           assets (plus any borrowings for investment purposes) in
                            TEMPLETON NOW PER       common stock equity securities of companies with market
                            LIST?                   capitalizations that approximately match the range of
                                                    capitalization of the Russell 2000 Growth Index*
                                                    ("small cap stocks") at the time of purchase.

Small Cap Trust             Independence            (NEW PORTFOLIO)
                            Investment LLC

Small Cap Index Trust       MFC Global Investment   seeks to approximate the aggregate total return of a
                            Management (U.S.A.)     small cap U.S. domestic equity market index by
                            Limited                 attempting to track the performance of the Russell 2000
                                                    Index.

Small Company Trust         American Century        seeks long-term capital growth by investing, under
                            Investment              normal market conditions, primarily in equity
                            Management, Inc.        securities of smaller-capitalization U.S. companies.
                                                    The subadviser uses quantitative, computer-driven
                                                    models to construct the portfolio of stocks for the
                                                    Small Company Trust.

Dynamic Growth   Trust      Deutsche Asset          seeks long-term growth of capital by investing in
                            Management Inc.         stocks and other equity securities of medium-sized U.S.
                                                    companies with strong growth potential.

Mid Cap Stock Trust         Wellington Management   seeks long-term growth of capital by investing
                            Company, LLP            primarily in equity securities of mid-size companies
                                                    with significant capital appreciation potential.

        Portfolio             Portfolio Manager                  Investment Description
--------------------------  ---------------------   -------------------------------------------------------
Natural Resources Trust     Wellington Management   seeks long-term total return by investing, under
                            Company, LLP            normal market conditions, primarily in equity and
                                                    equity-related securities of natural resource-related
                                                    companies worldwide.

All Cap Growth Trust        AIM Capital             seeks long-term capital appreciation by investing the
                            Management, Inc.        portfolio's assets under normal market conditions,
                                                    principally in common stocks of companies that are
                                                    likely to benefit from new or innovative products,
                                                    services or processes, as well as those that have
                                                    experienced above average, long-term growth in earnings
                                                    and have excellent prospects for future growth.

Strategic Opportunities     Fidelity Management &   seeks growth of capital by investing primarily in
Trust                       Research Company        common stocks.  Investments may include securities of
                                                    domestic and foreign issuers, and growth or value
                                                    stocks or a combination of both.

Financial Services Trust    Davis Advisors          seeks growth of capital by investing   primarily in
                                                    common stocks of  financial companies.  During normal
                                                    market conditions, at least 80% of the portfolio's net
                                                    assets (plus any borrowings for investment purposes)
                                                    are invested in companies that are principally engaged
                                                    in financial services.  A company is "principally
                                                    engaged" in financial services if it owns financial
                                                    services-related assets constituting at least 50% of
                                                    the value of its total assets, or if at least 50% of
                                                    its revenues are derived from its provision of
                                                    financial services.

International               Marisco Capital         (NEW PORTFOLIO)
Opportunities Trust         Management, LLC

International Stock Trust   Deutsche Asset          seeks long-term growth of capital by investing in
                            Management Investment   stocks and other securities with equity characteristics
                            Services Ltd.           of companies located in the developed countries that
                                                    make up the MSCI EAFE Index.

International Small Cap     Templeton Investment    seeks capital appreciation by investing primarily in
Trust                       Counsel, Inc.           the common stock of companies located outside the U.S.
                                                    which have total stock market capitalization or annual
                            Change to Franklin      revenues of $1.5 billion or less ("small company
                            Templeton per List?     securities").

International Equity        SsgA Funds              seeks to track the performance of broad-based equity
Index Trust                 Management, Inc.        indices of foreign companies in developed and emerging
                                                    markets by attempting to track the performance of the
                                                    MSCI All Country World ex-US Index*.  (Series I shares
                                                    are available for sale to contracts purchased prior to
                                                    May 13, 2002; Series II shares are available for sale
                                                    to contracts purchased on or after May 13, 2002)


        Portfolio             Portfolio Manager                  Investment Description
--------------------------  ---------------------   -------------------------------------------------------
American International      Capital Research        invests all of its assets in Class 2 shares of the
Trust                       Management Company      International Fund, a series of American Fund Insurance
                                                    Series.  The International Fund invests primarily in
                                                    common stocks of companies located outside the United
                                                    States.

International Value Trust   Templeton Investment    seeks long-term growth of capital by investing,
                            Counsel, Inc.           under normal market conditions, primarily in equity
                                                    securities of companies located outside the U.S.,
                                                    including emerging markets.

Quantitative Mid Cap Trust  MFC Global Investment   seeks long-term growth of capital by investing,
                            Management (U.S.A.)     under normal market conditions, at least 80% of its
                            Limited                 total assets (plus any borrowings for investment
                                                    purposes) in U.S. mid-cap stocks, convertible preferred
                                                    stocks, convertible bonds and warrants.

Mid Cap Index Trust         MFC Global Investment   seeks to approximate the aggregate total return of a
                            Management (U.S.A.)     mid cap U.S. domestic equity market index by attempting
                            Limited                 to track the performance of the S&P Mid Cap 400 Index*.

Mid Cap Core Trust          AIM Capital             seeks long-term growth of capital by investing,
                            Management, Inc.        normally, at least 80% of its assets in equity
                                                    securities, including convertible securities, of
                                                    mid-capitalization companies.

Global Trust                Templeton Global        seeks long-term capital appreciation by investing,
                            Advisors Limited        under normal market conditions, at least 80% of its net
                                                    assets (plus any borrowings for investment purposes) in
                                                    equity securities of companies located anywhere in the
                                                    world, including emerging markets.

Capital Appreciation Trust  Jennison Associates     seeks long-term capital growth by investing at
                            LLC                     least 65% of its total assets in equity-related
                                                    securities of companies that exceed $1 billion in
                                                    market capitalization and that the subadviser believes
                                                    have above-average growth prospects.These
                                                    companies are generally medium-to-large capitalization
                                                    companies.

American Growth Trust       Capital Research        invests all of its assets in Class 2 shares of the
                            Management Company      Growth Fund, a series of American Fund Insurance
                                                    Series.  The Growth Fund invests primarily in common
                                                    stocks of companies that appear to offer superior
                                                    opportunities for growth of capital.

U.S. Global Leaders         Sustainable Growth      seeks long-term growth of capital   by investing,
Growth Trust                Advisers, L.P.          under normal market conditions, primarily in common
                                                    stocks of "U.S. Global Leaders."

Quantitative All Cap Trust  MFC Global Investment   seeks long-term growth of capital by investing,
                            Management (U.S.A.)     under normal circumstances, primarily in equity
                            Limited                 securities of U.S. companies.  The portfolio will
                                                    generally focus on equity securities of U.S. companies
                                                    across the three market capitalization ranges of large,
                                                    mid and small.

All Cap Core Trust          Deutsche Asset          seeks long-term growth of capital by investing
                            Management Inc.         primarily in common stocks and other equity securities
                                                    within all asset classes (small, mid and large cap)
                                                    primarily those within the Russell 3000 Index

        Portfolio             Portfolio Manager                  Investment Description
--------------------------  ---------------------   -------------------------------------------------------
Large Cap Growth Trust      Fidelity Management &   seeks long-term growth of capital by investing,
                            Research Company        under normal market conditions, at least 80% of its net
                                                    assets (plus any borrowings for investment purposes) in
                                                    equity securities of companies with large market
                                                    capitalizations.

Total Stock Market Index    MFC Global Investment   seeks to approximate the aggregate total return of a
Trust                       Management (U.S.A.)     broad U.S. domestic equity market index by attempting
                            Limited                 to track the performance of the Wilshire 5000 Equity
                                                    Index*

Blue Chip Growth Trust      T. Rowe Price           seeks to achieve long-term growth of capital
                            Associates, Inc.        (current income is a secondary objective) by investing,
                                                    under normal market conditions, at least 80% of the
                                                    portfolio's total assets in the common stocks of large
                                                    and medium-sized blue chip growth companies.  Many of
                                                    the stocks in the portfolio are expected to pay
                                                    dividends.

U.S. Large Cap Trust        Capital Guardian        seeks long-term growth of capital and income by
                            Trust Company           investing the portfolio's assets, under normal market
                                                    conditions, primarily in equity and equity-related
                                                    securities of companies with market capitalization
                                                    greater than $500 million.

Core Equity Trust           Legg Mason Funds        seeks long-term capital growth by investing, under
                            Management, Inc.        normal market conditions, primarily in equity
                                                    securities that, in the subadviser's opinion, offer the
                                                    potential for capital growth.  The subadviser seeks to
                                                    purchase securities at large discounts to the
                                                    subadviser's assessment of their intrinsic value.

Strategic Value Trust       Massachusetts           seeks capital appreciation by investing, under
                            Financial Services      normal market conditions, at least 65% of its net
                            Company                 assets in common stocks and related securities of
                                                    companies which the subadviser believes are undervalued
                                                    in the market relative to their long term potential.

Large Cap Value Trust       Mercury Advisors        seeks long-term growth of capital by investing,
                                                    under normal market conditions, primarily in a
                                                    diversified portfolio of equity securities of large cap
                                                    companies located in the U.S.

Classic Value Trust         Pzena Investment        seeks long-term growth of capital by investing,
                            Management, LLC         under normal market conditions, at least 80% of its net
                                                    assets in domestic equity securities.

Utilities Trust             Massachusetts           seeks capital growth and current income (income
                            Financial Services      above that available from a portfolio invested entirely
                            Company                 in equity securities) by investing, under normal market
                                                    conditions, at least 80% of the portfolio's net assets
                                                    (plus any borrowings for investment purposes) in equity
                                                    and debt securities of domestic and foreign companies
                                                    in the utilities industry.

Real Estate Securities      Deutsche Asset          seeks to achieve a combination of long-term capital
Trust                       Management Inc.         appreciation and current income by investing, under
                                                    normal market conditions, at least 80% of its net
                                                    assets (plus any borrowings for investment purposes) in
                                                    equity securities of real estate investment trusts
                                                    ("REITS") and real estate companies.

Small Cap Opportunities     Munder Capital          seeks long-term capital appreciation by investing,
Trust                       Management              under normal circumstances, at least 80% of its assets
                                                    in equity securities of companies with market
                                                    capitalizations within the range of the companies in
                                                    the Russell 2000 Index.

        Portfolio             Portfolio Manager                  Investment Description
--------------------------  ---------------------   -------------------------------------------------------
Small Company Value         T. Rowe Price           seeks long-term growth of capital by investing,
                            Associates, Inc.        under normal market conditions, primarily in small
                                                    companies whose common stocks are believed to be
                                                    undervalued. Under normal market conditions, the
                                                    portfolio will invest at least 80% of its net assets
                                                    (plus any borrowings for investment purposes) in
                                                    companies with a market capitalization that do not
                                                    exceed the maximum market capitalization of any
                                                    security in the Russell 2000 Index* at the time of
                                                    purchase.

Special Value               Saloman Brothers        seeks long-term capital growth by investing, under
(only Series II             Asset Management Inc    normal circumstances, at least 80% of its net assets in
available)                                          common stocks and other equity securities of companies
                                                    whose market capitalization at the time of investment
                                                    is no greater than the market capitalization of
                                                    companies in the Russell 2000 Value Index.

Mid Cap Value               Lord, Abbett & Co       seeks capital appreciation by investing, under
                                                    normal market conditions, at least 80% of the
                                                    portfolio's net assets (plus any borrowings for
                                                    investment purposes) in mid-sized companies, with
                                                    market capitalization of roughly $500 million to $10
                                                    billion.

Value                       Van Kampen              seeks to realize an above-average total return over
                                                    a market cycle of three to five years, consistent with
                                                    reasonable risk, by investing primarily in equity
                                                    securities of companies with capitalizations similar to
                                                    the market capitalization of companies in the Russell
                                                    Midcap Value Index.

All Cap Value               Lord, Abbett & Co       seeks capital appreciation by investing in equity
                                                    securities of U.S. and multinational companies in all
                                                    capitalization ranges that the subadviser believes are
                                                    undervalued.

500 Index Trust             MFC Global Investment   seeks to approximate the aggregate total return of a
                            Management (U.S.A.)     broad U.S. domestic equity market index by attempting
                            Limited                 to track the performance of the S&P 500 Composite Stock
                                                    Price Index*.

Fundamental Value Trust     Davis Advisors          seeks growth of capital by investing, under normal
                                                    market conditions, primarily in common stocks of U.S.
                                                    companies with market capitalizations of at least $5
                                                    billion that the subadviser believes are undervalued.
                                                    The portfolio may also invest in U.S. companies with
                                                    smaller capitalizations.

        Portfolio             Portfolio Manager                  Investment Description
--------------------------  ---------------------   -------------------------------------------------------
Growth & Income Trust       Wellington Management   seeks long-term growth of capital and income,
                            Company, LLP            consistent with prudent investment risk, by investing
                                                    primarily in a diversified portfolio of common stocks
                                                    of U.S. issuers which the subadviser believes are of
                                                    high quality.

Large Cap Trust             UBS Global Asset        (NEW PORTFOLIO
                            Management

Quantitative Value Trust    MFC Global Investment   seeks long-term capital appreciation by investing
                            Management (U.S.A.)     primarily in large-cap U.S. securities with the
                            Limited                 potential for long-term growth of capital.

American Growth  - Income   Capital Research        invests all of its assets in Class 2 shares of the
Trust                       Management Company      Growth-Income Fund, a series of American Fund Insurance
                                                    Series.  The Growth-Income Fund invests primarily in
                                                    common stocks or other securities which demonstrate the
                                                    potential for appreciation and/or dividends.

Equity-Income Trust         T. Rowe Price           seeks to provide substantial dividend income and
                            Associates, Inc.        also long-term capital appreciation by investing
                                                    primarily in dividend-paying common stocks,
                                                    particularly of established companies with favorable
                                                    prospects for both increasing dividends and capital
                                                    appreciation.

American Blue Chip Income   Capital Research        invests all of its assets in Class 2 shares of the Blue
and Growth Trust            Management Company      Chip Income and Growth Fund, a series of American Fund
                                                    Insurance Series.  The Blue Chip Income and Growth Fund
                                                    invests primarily in common stocks of larger, more
                                                    established companies based in the U.S. with market
                                                    capitalizations of $4 billion and above.

Income & Value Trust        Capital Guardian        seeks the balanced accomplishment of (a) conservation of
                            Trust Company           principal and (b) long-term growth of capital and income
                                                    by investing the portfolio's assets in both equity and
                                                    fixed-income securities.  The subadviser has full
                                                    discretion to determine the allocation between equity
                                                    and fixed income securities.

PIMCO VIT All Asset         Pacific Investment      seeks maximum real return consistent with preservation
Portfolio                   Management Company      of real capital and prudent investment management by
(a series of the PIMCO                              investing, under normal circumstances, substantially
Variable Insurance Trust)                           all of its assets in Institutional Class shares of the
(only Class M is                                    PIMCO Funds, Pacific Investment Management Series, an
available for sale)                                 affiliated open-end investment company.

Global Allocation Trust     UBS Global Asset        seeks total return, consisting of long-term capital
                            Management              appreciation and current income, by investing in equity
                                                    and fixed income securities of issuers located within
                                                    and outside the U.S.

High Yield Trust            Saloman Brothers        seeks to realize an above-average total return over
                            Asset Management Inc    a market cycle of three to five years, consistent with
                                                    reasonable risk, by investing primarily in high yield
                                                    debt securities, including corporate bonds and other
                                                    fixed-income securities.

        Portfolio             Portfolio Manager                  Investment Description
--------------------------  ---------------------   -------------------------------------------------------
U.S. High Yield Bond Trust  Wells Fargo Fund        (NEW PORTFOLIO)
                            Management, LLC

Strategic Bond Trust        Saloman Brothers        seeks a high level of total return consistent with
                            Asset Management Inc    preservation of capital by giving its subadviser broad
                                                    discretion to deploy the portfolio's assets among
                                                    certain segments of the fixed income market as the
                                                    subadviser believes will best contribute to achievement
                                                    of the portfolio's investment objective.

Strategic Income Trust      John Hancock            seeks a high level of current income by investing,
                            Advisers, LLC           under normal market conditions, primarily in foreign
                                                    government and corporate debt securities from developed
                                                    and emerging markets; U.S. Government and agency
                                                    securities; and U.S. high yield bonds.

Global Bond Trust           Pacific Investment      seeks to realize maximum total return, consistent
                            Management Company      with preservation of capital and prudent investment
                                                    management by investing the portfolio's assets
                                                    primarily in fixed income securities denominated in
                                                    major foreign currencies, baskets of foreign currencies
                                                    (such as the ECU), and the U.S. dollar.

Investment Quality Bond     Wellington Management   seeks a high level of current income consistent
Trust                       Company, LLP            with the maintenance of principal and liquidity, by
                                                    investing in a diversified portfolio of investment
                                                    grade bonds and tends to focus its investment on
                                                    corporate bonds and U.S. Government bonds with
                                                    intermediate to longer term maturities.  The portfolio
                                                    may also invest up to 20% of its assets in
                                                    non-investment grade fixed income securities.

Total Return Trust          Pacific Investment      seeks to realize maximum total return, consistent
                            Management Company      with preservation of capital and prudent investment
                                                    management by investing, under normal market
                                                    conditions, at least 65% of the portfolio's assets in a
                                                    diversified portfolio of fixed income securities of
                                                    varying maturities.  The average portfolio duration
                                                    will normally vary within a three- to six-year time
                                                    frame based on the subadviser's forecast for interest
                                                    rates.

Real Return Bond Trust      Pacific Investment      seeks maximum return, consistent with preservation
                            Management Company      of capital and prudent investment management by
                                                    investing, under normal market conditions, at least 80%
                                                    of its net assets in inflation-indexed bonds of varying
                                                    maturities issued by the U.S. and non-U.S. governments
                                                    and by corporations.

Core Bond Trust             Wells Fargo Fund        (NEW PORTFOLIO)
                            Management, LLC

Active Bond Trust           Declaration             (VST PORTFOLIO NEW TO MIT)
                            Management & Research
                            LLC

                            John Hancock
                            Advisers, LLC

        Portfolio             Portfolio Manager                  Investment Description
--------------------------  ---------------------   -------------------------------------------------------
U.S. Government             Saloman Brothers        seeks a high level of current income consistent
Securities Trust            Asset Management Inc    with preservation of capital and maintenance of
                                                    liquidity, by investing in debt obligations and
                                                    mortgage-backed securities issued or guaranteed by the
                                                    U.S. Government, its agencies or instrumentalities and
                                                    derivative securities such as collateralized mortgage
                                                    obligations backed by such securities.


Money Market Trust          MFC Global Investment   seeks maximum current income consistent with
                            Management (U.S.A.)     preservation of principal and liquidity by investing in
                            Limited                 high quality money market instruments with maturities
                                                    of 397 days or less issued primarily by U. S. entities.

Lifestyle Aggressive 1000   MFC Global Investment   seeks to provide long-term growth of capital (current
Trust                       Management (U.S.A.)     income is not a consideration) by investing 100% of the
                            Limited                 Lifestyle Trust's assets in other portfolios of the
                                                    Trust ("Underlying Portfolios") which invest primarily
                            Deutsche Asset          in equity securities.
                            Management Inc.

Lifestyle Growth 820 Trust  MFC Global Investment   seeks to provide long-term growth of capital with
                            Management (U.S.A.)     consideration also given to current income by investing
                            Limited                 approximately 20% of the Lifestyle Trust's assets in
                                                    Underlying Portfolios which invest primarily in fixed
                            Deutsche Asset          income securities and approximately 80% of its assets
                            Management Inc.         in Underlying Portfolios which invest primarily in
                                                    equity securities.

Lifestyle Balanced 640      MFC Global Investment   seeks to provide a balance between a high level of
Trust                       Management (U.S.A.)     current income and growth of capital with a greater
                            Limited                 emphasis given to capital growth by investing
                                                    approximately 40% of the Lifestyle Trust's assets in
                            Deutsche Asset          Underlying Portfolios which invest primarily in fixed
                            Management Inc.         income securities and approximately 60% of its assets
                                                    in Underlying Portfolios which invest primarily in
                                                    equity securities.

Lifestyle Moderate 460      MFC Global Investment   seeks to provide a balance between a high level of
Trust                       Management (U.S.A.)     current income and growth of capital with a greater
                            Limited                 emphasis given to current income by investing
                                                    approximately 60% of the Lifestyle Trust's assets in
                            Deutsche Asset          Underlying Portfolios which invest primarily in fixed
                            Management Inc.         income securities and approximately 40% of its assets
                                                    in Underlying Portfolios which invest primarily in
                                                    equity securities.

Lifestyle Conservative      MFC Global Investment   seeks to provide a high level of current income
280 Trust                   Management (U.S.A.)     with some consideration also given to growth of capital
                            Limited                 by investing approximately 80% of the Lifestyle Trust's
                                                    assets in Underlying Portfolios which invest primarily
                            Deutsche Asset          in fixed income securities and approximately 20% of its
                            Management Inc.         assets in Underlying Portfolios which invest primarily
                                                    in equity securities.



*"Standard & Poor's(R)," "S&P 500(R)," "Standard and Poor's 500(R)" and "S&P Mid Cap 400(R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 2000(R)," "Russell 2000(R) Growth" and "Russell 3000(R)" are trademarks of Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "MSCI All Country World ex USIndex" and "EAFE(R)" are trademarks of Morgan Stanley & Co. Incorporated. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.

You bear the investment risk of any portfolio you choose as an investment for your contract. A full description of each portfolio, including the investment objectives, policies and restrictions of, and the risks relating to investment in, each portfolio is contained in the portfolio prospectuses. The portfolio prospectus should be read carefully before allocating purchase payments to a variable account investment option.


If the shares of a portfolio are no longer available for investment or in our judgment investment in a portfolio becomes inappropriate, we may eliminate the shares of a portfolio and substitute shares of another portfolio of the Trust or another open-end registered investment company. Substitution may be made with respect to both existing investments and the investment of future purchase payments. However, we will make no such substitution without first notifying you and obtaining approval of the SEC (to the extent required by the 1940 Act).

You instruct us how to vote Portfolio shares.

Shares of the portfolios held in the Variable Account will be voted at any shareholder meetings in accordance with voting instructions received from the persons having the voting interest in the contracts. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting. Proxy materials will be distributed to each person having the voting interest under the contract together with appropriate forms for giving voting instructions. We will vote all portfolio shares that we hold (including our own shares and those we hold in the Variable Account for contract owners) in proportion to the instructions so received.

During the accumulation period, the contract owner has the voting interest under a contract. During the pay-out period, the annuitant has the voting interest under a contract. We reserve the right to make any changes in the voting rights described above that may be permitted by the Federal securities laws, regulations or interpretations thereof. For further information on voting interests under the contract see "Voting Interests" in this prospectus.

DESCRIPTION OF THE CONTRACT

ACCUMULATION PERIOD PROVISIONS

PURCHASE PAYMENTS

Initial purchase payments usually must be at least $10,000, subsequent ones at least $30, and total payments no more than $1 million (without our approval).

Your purchase payments are made to us at our Annuity Service Office. The minimum initial purchase payment is $10,000. Subsequent purchase payments must be at least $30. Purchase payments may be made at any time and must be in U.S. dollars. We may provide for purchase payments to be automatically withdrawn from your bank account on a periodic basis. If a purchase payment would cause your contract value to exceed $1,000,000 or your contract value already exceeds $1,000,000, you must obtain our approval in order to make the payment.


Effective June 1, 2004, we may reduce or eliminate the minimum initial purchase payment requirement, upon your request, in the following circumstances:



      - You purchase your contract through a 1035 exchange of an existing contract(s) issued by another carrier(s) AND at the time of application, the value of your existing contract(s) meets or exceeds the applicable minimum initial purchase payment requirement AND prior to Manulife's receipt of such 1035 monies, the value drops below the applicable minimum initial purchase payment requirement due to market conditions.



      - You purchase more than one new contract and such contracts cannot be combined AND the average combined initial purchase payment for these new contracts is equal to or greater than $50,000.



      - You and your spouse each purchase at least one new contract AND the average initial purchase payment for the new contract(s) is equal to or greater than $50,000.



      - You purchase a new IRA contract for a new participant added under your Simplified Employee Pension Plan AND the plan is currently invested in one or more IRA contracts issued by Manulife.



      - You purchase multiple contracts issued in conjunction with a written Retirement Savings Plan (either qualified and non-qualified), for the benefit of plan participants AND the annuitant under each contract is a plan participant AND the average initial purchase payment for these new contracts is equal to or greater than

            $50,000.


If permitted by state law, we may cancel a contract at the end of any two consecutive contract years in which no purchase payments have been made, if both:

      - the total purchase payments made over the life of the contract, less any withdrawals, are less than $2,000; and

      - the contract value at the end of such two year period is less than $2,000.

We may vary the cancellation of contract privileges in certain states in order to comply with state insurance laws and regulations. If we cancel your contract, we will pay you the contract value computed as of the valuation period during which the cancellation occurs, minus the amount of any outstanding loan and minus the annual $40 administration fee. The amount paid will be treated as a withdrawal for federal tax purposes and thus may be subject to income tax and to a 10% penalty tax (see "FEDERAL TAX MATTERS").

You designate how your purchase payments are to be allocated among the investment options. You may change the allocation of subsequent purchase payments at any time by notifying us in writing (or by telephone if you comply with our telephone transfer procedures described below). See "TELEPHONE TRANSACTIONS" below.

PAYMENT ENHANCEMENTS

We add 3% or more to each payment you make.

When you make a purchase payment, we will add a payment enhancement to your contract. The payment enhancement is funded from our general account and is allocated among investment options in the same proportion as your purchase payment.


We are currently offering a promotional payment enhancement for initial and subsequent purchase payments to contracts issued on and after November 1,
2004. Subsequent payments to contracts issued prior to November 1, 2004 continue to receive the payment enhancement rates in effect at the time of issuance of the contract. Please refer to Appendix F and Promotional Rate E below for details on payment enhancement rates for contracts issued prior to November 1, 2004. The promotional payment enhancements may be terminated by us at any time.
Initial and subsequent payments  that do not receive a   promotional  payment
enhancement   will receive the guaranteed payment enhancement described in the column labeled "Guaranteed Rate" in the table below.



The payment enhancement is a percentage of your purchase payment that varies (based on the cumulative amount of your purchase payments to the date of payment) as follows:



                                        PAYMENT ENHANCEMENTS
----------------------------------------------------------------------------------------------------
CUMULATIVE PURCHASE PAYMENTS      GUARANTEED RATE      PROMOTIONAL RATE E(1)   PROMOTIONAL RATE F(2)
----------------------------      ---------------      ---------------------   -------------------
Under $500,000                         3.0%                   5.0%                     4.0%
$500,000 - $2.5 million                4.0%                   5.5%                     4.5%
Over $2.5 million                      5.0%                   6.0%                     5.0%



(1) Promotional Rate E: Contracts issued on or after March 1, 2004, but prior to November 1, 2004



(2)  Promotional Rate F: Contracts issued on or after November 1, 2004


An example of the calculation of the payment enhancement is set forth in APPENDIX D. Payment enhancements are not considered to be "investment in the contract" for income tax purposes (see "FEDERAL TAX MATTERS").

The Company expects to make a profit from the contracts. The charges used to recoup the expense of paying the payment enhancement include the withdrawal charge and the asset based charges.

There may be circumstances where you may be worse off for having purchased a contract with a payment enhancement as opposed to a contract without a payment enhancement. The Company issues a variety of variable annuities designed to meet different retirement planning goals. Other variable annuities issued by the Company have no payment enhancement. These contracts with no payment enhancements have withdrawal charges and asset based charges that may for certain contracts be lower than the charges for this contract. You and your financial adviser should decide if you may be better off with one of our other variable annuities. In making this determination, you and your financial adviser should consider the following factors:

      -     The length of time that you plan to own your contract

      -     The frequency, amount and timing of any partial surrenders

      -     The amount of your purchase payments

In addition, if you exercise your right to return the contract within 10 days of receiving it, we will recover the original amount of the payment enhancement credited (including any amount credited pursuant to a Letter of Intent as discussed below). Therefore, you bear the risk that if the market value of the payment enhancement has declined, we will still recover the full amount of the payment enhancement.

When the contract is issued as an individual retirement annuity under section 408 or 408A of the Code, during the first 7 days of the 10 day period, we will return the purchase payments if this is greater than the amount otherwise payable.


Letter of Intent.(not available in Oregon).


Using a Letter of Intent may permit you to receive a larger payment enhancement.


The next higher payment enhancement percentage may be applied to your initial purchase payment if you provide us with satisfactory evidence (referred to as a "Letter of Intent") that your total purchase payments in the first 13 months would satisfy the requirement for the higher percentage. Satisfactory evidence will require, but is not limited to, a minimum initial purchase payment of at least 50% of the minimum required purchase payment for the higher percentage. We reserve the right to recover an amount from your contract if your total purchase payments received within 13 months from the issue date of your contract do not equal or exceed the amount (promised in your Letter of Intent) used to determine a payment enhancement. The amount we may recover is the original amount of payment enhancement applied to your contract minus the amount of payment enhancement that would have been applied had you not submitted a Letter of Intent (the "excess payment enhancement").


If the value of such accumulation units declines, we will recover the full amount of the excess payment enhancement. Therefore, you bear the risk that if your Letter of Intent is not completed, the value of your contract may be less than had your Letter of Intent not been executed. If the amount recovered exceeds the contract value, we reserve the right to terminate your contract without value. Amounts recovered will be withdrawn from each investment option in the same proportion that the value of the investment account of each investment option bears to the contract value.

The promotional rates applicable to the initial purchase payment under a Letter of Intent will continue in effect for the 13 month Letter of Intent completion period regardless of a termination generally of the promotional rates during such a period.

IF YOU FAIL TO INFORM US THAT YOU INTEND TO SUBMIT MULTIPLE PAYMENTS WITHIN 13 MONTHS OF YOUR CONTRACT ISSUE DATE, YOUR CONTRACT MAY RECEIVE A LOWER PAYMENT ENHANCEMENT PERCENTAGE THAN WOULD OTHERWISE BE AVAILABLE.

If you are considering purchasing a contract in connection with certain qualified plans, then special considerations regarding the payment enhancement may apply. Corporate and self-employed pension and profit sharing plans, as well as tax-sheltered annuity plans, are subject to nondiscrimination rules. The nondiscrimination rules generally require that benefits, rights, or features of the plan not discriminate in favor of highly compensated employees. In evaluating whether the contract is suitable for purchase in connection with such a qualified plan, you should consider the effect of the payment enhancement on the plan's compliance with the applicable nondiscrimination requirements. Violation of these nondiscrimination rules can cause loss of the plan's tax favored status under the Internal Revenue Code, as amended. Employers intending to use the Contract in connection with such plans should seek competent advice. (See Appendix G - "QUALIFIED PLAN TYPES").

ACCUMULATION UNITS

The value of an investment account is measured in "ACCUMULATION UNITS," which vary in value with the performance of the underlying Portfolios.

During the accumulation period, we will establish an "INVESTMENT ACCOUNT" for you for each Variable Account investment option to which you allocate a portion of your contract value. Amounts are credited to those investment accounts in the form of "ACCUMULATION UNITS" (units of measure used to calculate the value of the variable portion of your contract during the accumulation period). The number of accumulation units to be credited to each investment account is determined by dividing the amount allocated to that investment account by the value of an accumulation unit for that investment account computed after the purchase payment is received at our Annuity Service Office complete with all necessary information or, in the case of the first purchase payment, pursuant to the procedures described below.

Initial purchase payments received by mail will usually be credited on the business day (any date on which the New York Stock Exchange is open and the net asset value of a Portfolio is determined) on which they are received at our Annuity Service Office, and in any event not later than two business days after our receipt of all information necessary for issuing the contract. Subsequent purchase payments will be credited on the business day they are received at our Annuity Service Office. You will be informed of any deficiencies preventing processing if your contract cannot be issued. If the deficiencies are not remedied within five business days after receipt, your purchase payment will be returned promptly, unless you specifically consent to our retaining your purchase payment until all necessary information is received. Initial purchase payments received by wire transfer from broker-dealers will be credited on the business day received by us if the broker-dealers have made special arrangements with us.

VALUE OF ACCUMULATION UNITS

The value of your accumulation units will vary from one business day to the next depending upon the investment results of the investment options you select. The value of an accumulation unit for each variable account investment option was arbitrarily set at $10 or $12.50 for the first business day under other contracts we have issued. The value of an accumulation unit for any subsequent business day is determined by multiplying the value of an accumulation unit for the immediately preceding business day by the net investment factor (described below) for such variable account investment option for the valuation period (as defined below) for which the value is being determined. Accumulation units will be valued at the end of each business day. A business day is deemed to end at the time of the determination of the net asset value of the Portfolio shares.

NET INVESTMENT FACTOR

The net investment factor is an index used to measure the investment performance of a variable account investment option from one business day to the next (the "VALUATION PERIOD"). The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same over the valuation period.

The net investment factor for each variable account investment option for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result:

Where (a) is:

      - the net asset value per share of a portfolio share held in the variable account investment option determined at the end of the current valuation period, plus

      - The per share amount of any dividend or capital gain distributions made by the portfolio on shares held in the variable account investment option if the "ex-dividend" date occurs during the current valuation period.

Where (b) is the net asset value per share of a portfolio share held in the variable account investment option determined as of the end of the immediately preceding valuation period.

Where (c) is a factor representing the charges deducted from the variable account investment option on a daily basis for Separate Account Annual Expenses

TRANSFERS AMONG INVESTMENT OPTIONS


During the accumulation period, you may transfer amounts among the variable account investment options and from those investment options to the fixed account investment options, subject to the restrictions set forth below.



You may make a transfer by providing written notice to us or by telephone if you authorize us in writing to accept your telephone transfer requests. Accumulation units will be canceled from the investment account from which you transfer amounts and credited to the investment account to which you transfer amounts. Your contract value on the date of the transfer will not be affected by a transfer. You must transfer at least $300 or, if less, the entire value of the investment account. If after the transfer the amount remaining in the investment account is less than $100, then we will transfer the entire amount instead of the requested amount.



Currently, we do not impose a charge for transfer requests. The first twelve transfers in a contract year are free of any transfer charge. For each additional transfer in a contract year, we do not currently assess a charge but reserve the right (to the extent permitted by your contract) to assess a reasonable charge (not to exceed the lesser of $25 or 2% of the amount transferred) to reimburse us for the expenses of processing transfers.



We have adopted a policy and procedures to restrict frequent transfers of contract value among variable investment options.



Variable investment options in variable annuity and variable life insurance products can be a prime target for abusive transfer activity because these products value their variable investment options on a daily basis and allow transfers among variable investment options without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of variable investment options in reaction to market news or to exploit some perceived pricing inefficiency. Whatever the reason, long-term investors in a variable investment option can be harmed by frequent transfer activity since such activity may expose the variable investment options underlying a portfolio to increased portfolio transaction costs and/or disrupt the portfolio manager's ability to effectively manage a portfolio in accordance with its investment objective and policies) , both of which may result in dilution with respect to interests held for long-term investment.



To discourage disruptive frequent trading activity, we have adopted a policy for the Variable Account to restrict transfers to two per calendar month per contract, with certain exceptions, and procedures to count the number of transfers made under a contract. Under the current procedures of the Variable Account, we count all transfers made during the period from the opening of trading each day the net asset value of the shares of a portfolio are determined (usually 9 a.m.) to the close of trading that day (the close of day-time trading of the New York Stock Exchange (usually 4 p.m.) as a single transfer. We do not count: (a) scheduled transfers made pursuant to our Dollar Cost Averaging program or our Asset Rebalancing Program, (b) transfers from a fixed account option at the end of its guarantee period, (c) transfers made within a prescribed period before and after a substitution of underlying portfolios and
(d) transfers made during the pay-out period (these transfers are subject to a 30 day notice requirement, however, as described in the "Transfers During Pay-out Period" section of this Prospectus). Under the Variable Account's policy and procedures, Contract owners may transfer to a Money Market investment option even if the two transfer per month limit has been reached if 100% of the contract value in all variable investment options is transferred to that Money Market investment option . If such a transfer to a Money Market investment option is made, for a 30 calendar day period after such transfer, no subsequent transfers from that Money Market investment option to another variable account investment option may be made. We apply the Variable Account's policy and procedures uniformly to all contract owners.



We reserve the right to take other actions to restrict trading , including, but not limited to:


         restricting the number of transfers made during a defined period, restricting the dollar amount of transfers, restricting the method used to submit transfers (e.g., requiring transfer requests to be submitted in writing via U.S. mail), and restricting transfers into and out of certain subaccounts.


In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the portfolios. We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law).



While we seek to identify and prevent disruptive frequent trading activity , it is not always possible to do so. Therefore, no assurance can be given that the restrictions we impose will be successful in restricting disruptive frequent trading activity and avoiding harm to long term investors.


MAXIMUM NUMBER OF INVESTMENT OPTIONS

There is no limit on the number of investment options to which you may allocate purchase payments.

TELEPHONE TRANSACTIONS


Telephone transfers and withdrawals are permitted .


You are permitted to request transfers and withdrawals by telephone. We will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. To be permitted to request withdrawal by telephone, you must elect the option on the appropriate authorization form. (We will provide you with one upon request.) We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and may only be liable for any losses due to unauthorized or fraudulent instructions where we fail to employ our procedures properly. Such procedures include the following. Upon telephoning a request, you will be asked to provide information that verifies that it is you calling. For both your and our protection, we will tape record all conversations with you. All telephone transactions will be followed by a confirmation statement of the transaction. We reserve the right to impose maximum withdrawal amounts and other new procedural requirements regarding transfer privileges.


As stated earlier in this prospectus, we have imposed restrictions on transfers including the right to change our telephone transaction procedures at any time. We also reserve the right to suspend or terminate the privilege altogether with respect to any owners who we feel are abusing the privilege to the detriment of other owners.


SPECIAL TRANSFER SERVICES - DOLLAR COST AVERAGING

Dollar Cost Averaging and Asset Rebalancing programs are available.

We administer a Dollar Cost Averaging ("DCA") program. If you enter into a DCA agreement, you may instruct us to transfer monthly a predetermined dollar amount from any sub-account or the one year fixed account investment option to other variable sub-accounts until the amount in the sub-account from which the transfer is made or one year fixed account investment option is exhausted.


From time to time, we may offer special DCA programs where the rate of interest credited to a fixed account investment option exceeds our actual earnings on the supporting assets, less appropriate risk and expense adjustments. In such case, any amounts credited to your account in excess of amounts earned by John Hancock USA on the assets in the general account will be recovered from existing charges described in your contract. Your contract charges will not increase as a result of electing to participate in any special DCA program.


The DCA program is generally suitable if you are making a substantial deposit and desire to control the risk of investing at the top of a market cycle. The DCA program allows investments to be made in equal installments over time in an effort to reduce that risk. Therefore, a lower purchase price may be achieved over the long-term by purchasing more accumulation units of a particular sub-account when the unit value is low; less when the unit value is high. However, the DCA program does not guarantee profits or prevent losses in a declining market and requires regular investment regardless of fluctuating price levels. Contract owners interested in the DCA program should consider their financial ability to continue purchases through periods of low price levels. If you are interested in the DCA program, you may elect to participate in the program on the appropriate authorization form. You may obtain a separate authorization form and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the DCA program.

ASSET REBALANCING PROGRAM

We administer an Asset Rebalancing Program which enables you to specify the percentage levels you would like to maintain in particular portfolios. Your contract value will be automatically rebalanced pursuant to the schedule described below to maintain the indicated percentages by transfers among the portfolios. (Fixed account investment options are not eligible for participation in the Asset Rebalancing Program.) The entire value of the variable investment accounts must be included in the Asset Rebalancing Program. Other investment programs, such as the DCA program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing Program. Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing Program is being used. If you are interested in the Asset Rebalancing Program, you may obtain a separate authorization form and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the Asset Rebalancing Program.

Asset rebalancing will only be permitted on the following time schedules:

      - quarterly on the 25th day of the last month of the calendar quarter (or the next business day if the 25th is not a business day);

      - semi-annually on June 25th and December 26th (or the next business day if these dates are not business days); or

      - annually on December 26th (or the next business day if December 26th is not a business day).

Withdrawals


You may withdraw all or a portion of your contract value, but may incur withdrawal charges and tax liability as a result.


During the accumulation period, you may withdraw all or a portion of your contract value upon written request (complete with all necessary information) to our Annuity Service Office. You may make withdrawals by telephone if you have authorized telephone withdrawals, as described above under "Telephone Transactions." For certain qualified contracts, exercise of the withdrawal right may require the consent of the qualified plan participant's spouse under the Internal Revenue Code of 1986, as amended (the "Code") and related Treasury Department regulations. In the case of a total withdrawal, the contract will be canceled and we will pay the contract value as of the date of receipt of the request at our Annuity Service Office, less the annual $40 administration fee if applicable, any unpaid loans and any applicable withdrawal charge. In the case of a partial withdrawal, we will pay the amount requested and cancel that number of accumulation units credited to each investment account equal in value to the amount withdrawn from that investment account plus any applicable withdrawal charge deducted from such investment account (see "CHARGES AND DEDUCTIONS").


When making a partial withdrawal, you should specify the investment options from which the withdrawal is to be made. The amount requested from an investment option may not exceed the value of that investment option less any applicable withdrawal charge. If you do not specify the investment options from which a partial withdrawal is to be taken, the withdrawal will be taken from the variable account investment options until exhausted and then from the fixed account investment options. If the partial withdrawal is less than the total value in the variable account investment options, the withdrawal will be taken pro rata from the variable account investment options: taking from each such variable account investment option an amount which bears the same relationship to the total amount withdrawn as the value of that variable account investment option bears to the value of all your investments in variable account investment options. For rules governing the order and manner of withdrawals from the fixed account investment options see "Fixed Account Investment Options."

There is no limit on the frequency of partial withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the investment option. If after the withdrawal (and deduction of any withdrawal charge) the amount remaining in the investment option is less than $100, we will treat the partial withdrawal as a withdrawal of the entire amount held in the investment option. If a partial withdrawal plus any applicable withdrawal charge would reduce the contract value to less than $300, we will treat the partial withdrawal as a total withdrawal of the contract value.

The amount of any withdrawal from the variable account investment options will be paid promptly, and in any event within seven calendar days of receipt of the request, complete with all necessary information at our Annuity Service Office, except that we reserve the right to defer the right of withdrawal or postpone payments for any period when:

      - the New York Stock Exchange is closed (other than customary weekend and holiday closings),

      -     trading on the New York Stock Exchange is restricted,

      - an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets, or

      - the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.

TELEPHONE REDEMPTIONS. You may request the option to withdraw a portion of your contract value by telephone by completing a separate authorization form. We reserve the right to impose maximum withdrawal amounts and procedural requirements regarding this privilege. For additional information on Telephone Redemptions see "Telephone Transactions" above.

Withdrawals from the contract may be subject to income tax and a 10% penalty tax (see "FEDERAL TAX MATTERS"). Withdrawals are permitted from contracts issued in connection with Section 403(b) qualified plans only under limited circumstances (see Appendix E "Qualified Plan Types").

SPECIAL WITHDRAWAL SERVICES - THE INCOME PLAN

Systematic "Income Plan" withdrawals are available.

We administer an Income Plan ("IP") which permits you to pre-authorize a periodic exercise of the contractual withdrawal rights described under "Withdrawals" above. After entering into an IP agreement, you may instruct us to withdraw a level dollar amount from specified investment options on a periodic basis.

The total of IP withdrawals in a contract year is limited to not more than 10% of the purchase payments made (to ensure that no withdrawal charge will ever apply to an IP withdrawal). If additional withdrawals, outside the IP program, are taken from a contract in the same contract year in which an IP program is in effect, IP withdrawals taken after the free withdrawal amount has been exceeded are subject to a withdrawal charge. The IP is not available to contracts participating in the dollar cost averaging program or for which purchase payments are being automatically deducted from a bank account on a periodic basis. IP withdrawals, like other withdrawals, may be subject to income tax and a 10% penalty tax (see "FEDERAL TAX MATTERS"). If you are interested in an IP, you may obtain a separate authorization form and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the IP program.

DEATH BENEFIT DURING THE ACCUMULATION PERIOD

If you die during the accumulation period, your beneficiary will receive a death benefit that might exceed your contract value.

See Appendix F for information on the death benefit provisions under prior contracts.

IN GENERAL. The following discussion applies principally to contracts that are not issued in connection with qualified plans, i.e., "NON-QUALIFIED CONTRACTS." Tax law requirements applicable to qualified plans, including IRAs, and the tax treatment of amounts held and distributed under such plans, are complex. Accordingly, if your contract is to be used in connection with a qualified plan, you should seek competent legal and tax advice regarding the suitability of the contract for the situation involved and the requirements governing the distribution of benefits, including death benefits, from a contract used in the plan. In particular, if you intend to use the contract in connection with a qualified plan, including an IRA, you and your advisor should consider that there is some uncertainty as to the income tax effects of the death benefit on qualified plans, including IRAs. (See "FEDERAL TAX MATTERS" and Appendix G "Qualified Plan Types").

A substitution or addition of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change. For purposes of subsequent calculations of the death benefit prior to the maturity date, the contract value on the date of the change will be treated as a payment made on that date. This treatment of contract value as a payment is not included in cumulative purchase payments and is not eligible for a payment enhancement. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the change will not be considered in the determination of the death benefit. No such change in death benefit will be made if the person whose death will cause the death benefit to be paid is the same after the change in ownership or if ownership is transferred to the owner's spouse.

AMOUNT OF DEATH BENEFIT. If any owner dies, the death benefit will be the greater of:


      -     the contract value; or



      -     the Minimum Death Benefit


If a contract owner dies, we have the right to deduct from the death benefit paid any payment enhancements applied to the contract in the 12-month period prior to the date of death. However, we are currently waiving this right. Reference to "payment enhancements" in this paragraph refers to the original amount of payment enhancements; earnings attributable to payment enhancements will not be deducted from the death benefit paid.

If there is any debt, the Death Benefit equals the amount described above less the debt under the contract.

The Minimum Death Benefit will be determined as follows:

      1. (a) During the first nine contract years, the Minimum Death Benefit will be the sum of all purchase payments made, less any amount deducted in connection with partial withdrawals.

      2. (b) After the ninth contract year, the Minimum Death Benefit will be the greater of (i) or (ii) where:

            (i) is the sum of all purchase payments made, less any amount deducted in connection with partial withdrawals; and

            (ii) is the contract value on the last day of the ninth contract year, plus the sum of all purchase payments made, less any amount deducted in connection with partial withdrawals, since then.

For purposes of calculating the Minimum Death Benefit under (a) or (b) above, the amount deducted in connection with partial withdrawals will be equal to (i) times (ii) where (i) is equal to the Minimum Death Benefit prior to withdrawal, and (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.

In no event will the Minimum Death Benefit exceed $10 million.

For information on contracts issued prior to the date of this prospectus, please refer to Appendix F.

PAYMENT OF DEATH BENEFIT. The determination of the death benefit will be made on the date we receive written notice and "proof of death" as well as all required claims forms, at our Annuity Service Office. No one is entitled to the death benefit until this time. Death benefits will be paid within 7 days of that determination. Proof of death occurs when we receive one of the following at our Annuity Service Office within one year of the date of death:

      -     a certified copy of a death certificate;

      - a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

      -     any other proof satisfactory to us.

If there are any unpaid loans, the death benefit equals the death benefit, as described under "Amount of Death Benefit" above, minus the amount of unpaid loans (including unpaid interest).

We will pay the death benefit to the beneficiary if any contract owner dies before the maturity date. If there is a surviving contract owner, that contract owner will be deemed to be the beneficiary. No death benefit is payable on the death of any annuitant, except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. On the death of the last surviving annuitant, the contract owner, if a natural person, will become the annuitant unless the contract owner designates another person as the annuitant.

The death benefit may be taken in the form of a lump sum immediately. If not taken immediately, the contract will continue subject to the following:

      -     The beneficiary will become the contract owner.

      - Any excess of the death benefit over the contract value will be allocated to the owner's investment accounts in proportion to their relative values on the date of receipt at our Annuity Service Office of due proof of the owner's death.

      -     No additional purchase payments may be made.

      - If the deceased owner's spouse is the beneficiary, the surviving spouse continues the contract as the new owner. In this case, the distribution rules applicable when a contract owner dies will apply when the spouse, as the owner, dies. In addition, a death benefit will be paid upon the death of the spouse. For purposes of calculating the death benefit payable upon the death of the spouse, the death benefit paid upon the first owner's death will be treated as a purchase payment to the contract (excluding any optional benefits). This purchase payment is not eligible for a payment enhancement and, when calculating the payment enhancement for subsequent purchase payments, it will not be included in cumulative purchase payments. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the first owner's death will not be considered in the determination of the spouse's death benefit.

      - If the beneficiary is not the deceased owner's spouse, distribution of the contract owner's entire interest in the contract must be made within five years of the owner's death, or alternatively, distribution may be made as an annuity, under one of the annuity options described below under "Annuity Options," which must begin within one year of the owner's death and is payable over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary. (See "ANNUITY OPTIONS" below.) If the distribution is not made as an annuity, upon the death of the beneficiary,

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            the death benefit will equal the contract value and must be distributed immediately in a single sum.

      - Alternatively, if the contract is not a qualified contract and if the beneficiary is not the deceased owner's spouse, distribution of the owner's entire interest in the contract may be made as a series of withdrawals over the beneficiary's life expectancy. If this form of distribution is selected, the beneficiary may not reduce or stop the withdrawals but may in any year withdraw more than the required amount for that year. If life expectancy withdrawals have been selected and the initial beneficiary dies while value remains in the contract, a successor beneficiary may either take a lump sum distribution of the remaining balance or continue periodic withdrawals according to the original schedule based on the initial beneficiary's life expectancy.

Please see Optional Benefits for a discussion of benefits available to beneficiaries under each optional benefit.

Death benefits will be paid within seven days of the date the amount of the death benefit is determined, as described under "Amount of Death Benefit" above, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "Withdrawals" above).

In designating beneficiaries you may impose restrictions on the timing and manner of payment of death benefits. The description of death benefits in this prospectus does not reflect any of the restrictions that could be imposed, and it should be understood as describing what will happen if you choose not to restrict death benefits under the contract. If you impose restrictions, those restrictions will govern the payment of the death benefit.


PAY-OUT PERIOD PROVISIONS


You have a choice of several different ways of receiving annuity benefit payments from us.

GENERAL

Generally, we will begin paying annuity benefits to the annuitant under the contract on the contract's maturity date (the first day of the pay-out period). The maturity date is the date specified on your contract's specifications page, unless you change that date. If no date is specified, the maturity date is the first day of the month following the later of the 85th birthday of the oldest annuitant or the tenth contract anniversary. You may specify a different maturity date at any time by written request at least one month before both the previously specified and the new maturity date. The new maturity date may not be later than the previously specified maturity date unless we consent. Maturity dates which occur when the annuitant is at an advanced age, e.g., past age 85, may have adverse income tax consequences (see "FEDERAL TAX MATTERS"). Distributions from qualified contracts may be required before the maturi-ty date.

You may select the frequency of annuity benefit payments. However, if the contract value at the maturity date is such that a monthly payment would be less than $20, we may pay the contract value, minus any unpaid loans, in one lump sum to the annuitant on the maturity date.

ANNUITY OPTIONS

Annuity benefit payments are available under the contract on a fixed, variable, or combination fixed and variable basis. Upon purchase of the contract, and at any time during the accumulation period, you may select one or more of the annuity options described below on a fixed and/or variable basis or choose an alternate form of payment acceptable to us If an annuity option is not selected, we will provide as a default option a life annuity with payments guaranteed for 10 years as described below. Annuity benefit payments will be determined based on the Investment Account Value of each investment option at the maturity date.

Treasury Department regulations may preclude the availability of certain annuity options in connection with certain qualified contracts, including contracts used in connection with IRAs.

The following annuity options are guaranteed in the contract. Please read the description of each annuity option carefully. In general, a nonrefund life annuity provides the highest level of payments. However, because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due. Annuities with

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payments guaranteed for a certain number of years may also be elected but the amount of each payment will be lower than that available under the nonrefund life annuity option.

      OPTION 1(a): NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetime of the annuitant. No payments are due after the death of the annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due.

      OPTION 1(b): LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for 10 years, annuity benefit payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

      OPTION 2(a): JOINT & SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetimes of the annuitant and a designated co-annuitant. No payments are due after the death of the last survivor of the annuitant and co-annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

      OPTION 2(b): JOINT & SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the annuitant and a designated co-annuitant. Because payments are guaranteed for 10 years, annuity benefit payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the tenth year.

In addition to the foregoing annuity options, which we are contractually obligated to offer at all times, we currently offer the following annuity options. We may cease offering the following annuity options at any time and may offer other annuity options in the future.

      OPTION 3: LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 15 OR 20 YEARS - An Annuity with payments guaranteed for 5, 15 or 20 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for the specific number of years, annuity benefit payments will be made to the end of the last year of the 5, 15 or 20 year period.

      OPTION 4: -JOINT & TWO-THIRDS SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with full payments during the joint lifetime of the annuitant and a designated co-annuitant and two-thirds payments during the lifetime of the survivor. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

      OPTION 5: PERIOD CERTAIN ONLY ANNUITY FOR 10, 15 OR 20 YEARS - An annuity with payments for a 10, 15 or 20 year period and no payments thereafter.

FULL SURRENDERS DURING THE PAY-OUT PERIOD. You may surrender your Contract, after the pay-out period has begun, only if you have selected variable pay-out Option 5: Period Certain Only Annuity for 10, 15, or 20 years. Under this option, we will pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

If you elect to take the entire Commuted Value of the remaining annuity benefit payments due in the Period Certain, no future annuity benefit payments will be made.

PARTIAL SURRENDERS DURING THE PAY-OUT PERIOD. Partial Surrenders are permitted after the pay-out period has begun, only if you have selected variable pay-out Option 5: Period Certain Only Annuity for 10, 15, or 20 years. You make take partial surrenders of amounts equal to the Commuted Value of the payments that we would have made during the Period Certain. We will deduct any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

If you elect to take only the Commuted Value of some of the remaining annuity benefit payments due in the Period Certain, we will reduce the remaining annuity benefit payments during the remaining period certain.

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DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY BENEFIT PAYMENT

The first variable annuity payment is determined by applying that amount of the contract value used to purchase a variable annuity to the annuity tables contained in the contract. The amount of the contract value will be determined as of a date not more than ten business days prior to the maturity date. Contract value used to determine annuity benefit payments will be reduced by any applicable premium taxes. The rates contained in the annuity tables vary with the annuitant's sex and age and the annuity option selected. However, for contracts issued in connection with certain employer-sponsored retirement plans sex-distinct tables may not be used. Under such tables, the longer the life expectancy of the annuitant under any life annuity option or the longer the period for which payments are guaranteed under the option, the smaller the amount of the first monthly variable annuity payment will be.

ANNUITY UNITS AND THE DETERMINATION OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS

Variable annuity benefit payments subsequent to the first will be based on the investment performance of the variable account investment options selected during the pay-out period. The amount of subsequent payments is determined by dividing the amount of the first annuity payment from each variable account investment option by the annuity unit value of that variable account investment option (as of the same date the contract value to effect the annuity was determined) to establish the number of annuity units which will thereafter be used to determine payments. This number of annuity units for each variable account investment option is then multiplied by the appropriate annuity unit value as of a uniformly applied date not more than ten business days before the annuity payment is due, and the resulting amounts for each variable account investment option are then totaled to arrive at the amount of the payment to be made. The number of annuity units generally remains constant during the annuity benefit payment period.

The value of an annuity unit for each variable account investment option for any valuation period is determined by multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for that variable account investment option (see "Net Investment Factor") for the valuation period for which the annuity unit value is being calculated and by a factor to neutralize the assumed interest rate.

A 3% assumed interest rate is built into the annuity tables in the contract used to determine the first variable annuity payment.


TRANSFERS DURING PAY-OUT PERIOD



Some transfers are permitted during the pay-out period, but subject to different limitations than during the accumulation period.



Once variable annuity benefit payments have begun, you may transfer all or part of the investment upon which those payments are based from one sub- account to another. You must submit your transfer request to our Annuity Service Office at least 30 days before the due date of the first annuity payment to which your transfer will apply. Transfers after the maturity date will be made by converting the number of annuity units being transferred to the number of annuity units of the sub- account to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity benefit payments will reflect changes in the value of the annuity units for the new sub-account selected . We reserve the right to limit, upon notice, the maximum number of transfers a contract owner may make per contract year to four . Once annuity benefit payments have commenced, no transfers may be made from a fixed annuity option to a variable annuity option or from a variable annuity option to a fixed annuity option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of a portfolio . We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.


DEATH BENEFIT DURING THE PAY-OUT PERIOD

If an annuity option providing for payments for a guaranteed period has been selected, and the annuitant dies during the pay-out period, we will make the remaining guaranteed payments to the beneficiary. Any remaining payments will be made at least as rapidly as under the method of distribution being used as of the date of the annuitant's death. If no beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the annuitant and the beneficiary.

OTHER CONTRACT PROVISIONS

TEN DAY RIGHT TO REVIEW

You have a ten-day right to cancel your contract.

You may cancel the contract by returning it to our Annuity Service Office or agent at any time within 10 days after receiving it. Within 7 days of receiving a returned contract, we will pay you the contract value (minus any unpaid loans and any payment enhancement), computed at the end of the valuation period

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

during which we receive the returned contract. We will recover the original amount of the payment enhancement credited; earnings attributable to the payment enhancement will not be deducted from the amount paid.

No withdrawal charge is imposed upon return of the contract within the ten-day right to review period. The ten-day right to review may vary in certain states in order to comply with the requirements of state insurance laws and regulations. When the contract is issued as an individual retirement annuity under Code Sections 408 or 408A, during the first 7 days of the 10 day period, we will return all purchase payments if this is greater than the amount otherwise payable.


(APPLICABLE TO RESIDENTS OF CALIFORNIA ONLY)



Residents in California age 60 and greater may cancel the contract by returning it to our Annuity Service Office or agent at any time within 30 days after receiving it. If you cancel the contract during this 30 day period and your purchase payments were allocated to a fixed account investment option or the Money-Market investment option, we will pay you the original amount of your purchase payments. If your purchase payments were allocated to a Variable Account investment option (other than the Money Market portfolio), we will pay you the contract value, (minus any unpaid loans and any payment enhancement), computed at the end of the business day on which we receive your returned contract. We will recover the original amount of the payment enhancement credited, earnings attributable to the payment enhancement will not be deducted from the amount paid.



Your purchase payments will be placed in either (a) the fixed account investment option, (b) the Money Market investment option or (c) in one or more of the Variable Account investment options, based upon your instructions on the application.


OWNERSHIP

You are entitled to exercise all rights under your contract.

The contract owner is the person entitled to exercise all rights under the contract. The maximum age of an owner for which a contract will be issued is age
80. Prior to the maturity date, the contract owner is the person designated in the specifications page or as subsequently named. During the pay-out period, the annuitant is the contract owner. If amounts become payable to any beneficiary under the contract, the beneficiary is the contract owner.

In the case of non-qualified contracts, ownership of the contract may be changed or the contract may be collaterally assigned at any time prior to the maturity date, subject to the rights of any irrevocable beneficiary. Assigning a contract, or changing the ownership of a contract, may be treated as a (potentially taxable) distribution of the contract value for federal tax purposes (see "FEDERAL TAX MATTERS"). A change of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change and treating such value as a purchase payment made on that date for purposes of computing the amount of the death benefit. This purchase payment will not be included in cumulative purchase payments and is not eligible for a payment enhancement.

Any change of ownership or assignment must be made in writing. Changing the ownership of a contract may be treated as a (potentially taxable) distribution from the contract for federal tax purposes. A collateral assignment will be treated as a distribution from the contract and will be tax reported as such. We assume no liability for any payments made or actions taken before a change is approved or an assignment is accepted or responsibility for the validity or sufficiency of any assignment. An absolute assignment will revoke the interest of any revocable beneficiary.

In the case of qualified contracts, ownership of the contract generally may not be transferred except by the trustee of an exempt employees' trust which is part of a retirement plan qualified under Section 401 of the Code or as otherwise permitted by applicable Treasury Department regulations. Subject to the foregoing, a qualified contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than us.

ANNUITANT

The "annuitant" is either you or someone you designate.

The annuitant is any natural person or persons whose life is used to determine the duration of annuity benefit payments involving life contingencies. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "CO-ANNUITANT." The annuitant is as designated on the specifications page or in the application, unless changed. The maximum age of an annuitant for which a contract will be issued is age 80. The annuitant becomes the owner of the contract on

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the Maturity Date. Any change of annuitant must be made in writing in a form acceptable to us. We must approve any change.

On the death of the annuitant, the co-annuitant, if living, becomes the annuitant. If there is no living co-annuitant, the owner becomes the annuitant. In the case of certain qualified contracts, there are limitations on the ability to designate and change the annuitant and the co-annuitant.

If any annuitant is changed and any contract owner is not a natural person, the entire interest in the contract must be distributed to the contract owner within five years. The amount distributed will be reduced by charges which would otherwise apply upon withdrawal.

BENEFICIARY

The "beneficiary" is the person you designate to receive the death benefit if you die.

The beneficiary is the person, persons or entity designated in the contract specifications page (or as subsequently changed). However, if there is a surviving contract owner, that person will be treated as the beneficiary. The beneficiary may be changed subject to the rights of any irrevocable beneficiary. Any change must be made in writing, approved by us, and (if approved) will be effective as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. If no beneficiary is living, the contingent beneficiary will be the beneficiary. The interest of any beneficiary is subject to that of any assignee. If no beneficiary or contingent beneficiary is living, the beneficiary is the estate of the deceased contract owner. In the case of certain qualified contracts, Treasury Department regulations may limit designations of beneficiaries.

MODIFICATION

We may not modify your contract without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency. The provisions of the contract shall be interpreted so as to comply with the requirements of Section 72(s) of the Code.

COMPANY APPROVAL

We reserve the right to accept or reject any contract application at our sole discretion.

MISSTATEMENT AND PROOF OF AGE, SEX OR SURVIVAL

We may require proof of age, sex or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the annuitant has been misstated, the benefits will be those that would have been provided for the annuitant's correct age and sex. If we have made incorrect annuity benefit payments, the amount of any underpayment will be paid immediately and the amount of any overpayment will be deducted from future annuity benefit payments.

FIXED ACCOUNT INVESTMENT OPTIONS

(not available for contracts issued in Oregon)

The fixed account investment options are not securities.

SECURITIES REGISTRATION. Due to certain exemptive and exclusionary provisions, interests in the fixed account investment options are not registered under the Securities Act of 1933, as amended, (the "1933 Act") and our general account is not registered as an investment company under the 1940 Act. Accordingly, neither interests in the fixed account investment options nor the general account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act and the staff of the SEC has not reviewed the disclosures in the Prospectus relating thereto. Disclosures relating to interests in the fixed account investment options and the general account, however, may be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy of statements made in a registration statement.

GUARANTEE. Pursuant to a Guarantee Agreement dated March 31, 1996, The Manufacturers Life Insurance Company ("Manulife"), unconditionally guarantees to us, on behalf of and for the benefit of us and owners of fixed annuity contracts we issue, that it will, on demand, make funds available to us for the timely payment of contractual claims under fixed annuity contracts issued after June 27, 1984. This Guarantee covers the fixed account investment options of the contracts described in this Prospectus. This Guarantee may be terminated by Manulife on notice to us. Termination will not affect Manulife's continuing liability with respect to all fixed annuity contracts issued prior to the termination of the Guarantee except if:

      - the liability to pay contractual claims under the contracts is assumed by another insurer, or

      - we are sold and the buyer's guarantee is substituted for the Manulife guarantee.

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FIXED ACCOUNT INVESTMENT OPTIONS.


Fixed account invest-ment options guarantee interest of at least 3%.


A one-year fixed account investment option is available under the contract. In addition, a DCA fixed investment account may be established under the DCA program to make automatic transfers to one or more variable investment options (see "SPECIAL TRANSFER SERVICES-DOLLAR COST AVERAGING" for details). Under the fixed account investment options, we guarantee the principal value of purchase payments and the rate of interest credited to the fixed account investment option for the term of the guarantee period. The portion of the contract value in a fixed account investment option and any fixed annuity benefit payments will reflect those interest and principal guarantees. We determine the guaranteed interest rates on new amounts allocated or transferred to a fixed investment account from time-to-time, according to market conditions. In no event will the guaranteed rate of interest be less than 3%. Once an interest rate is guaranteed for a fixed investment account, it is guaranteed for the duration of the guarantee period and we may not change it.


Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.

INVESTMENT ACCOUNTS. You may allocate purchase payments, or make transfers from the variable investment options, to the fixed account investment options at any time prior to the maturity date. A one-year fixed account investment option is available under the contract. We establish a separate investment account each time you allocate or transfer amounts to the one-year fixed account investment option. Amounts may not be allocated to a fixed account investment option that would extend the guarantee period beyond the maturity date.

Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.

RENEWALS. At the end of a guarantee period, you may establish a new fixed account investment option with a one-year guarantee period at the then current interest rate or transfer the amounts to a variable account investment option, all without the imposition of any charge. In the case of renewals within one year of the maturity date, the only fixed account investment option available is to have interest accrued up to the maturity date at the then current interest rate for one-year guarantee periods. If you do not specify a renewal option, we will select the one-year fixed account investment option. In the case of a renewal within one year of the maturity date, we will credit interest up to the maturity date at the then current interest rate for one-year guarantee periods.

TRANSFERS. During the accumulation period, you may transfer amounts from the fixed account investment option to the variable account investment options at the end of the guaranteed period; however, amounts may be transferred prior to the end of the guarantee period pursuant to the DCA program. Where there are multiple investment accounts within the one-year fixed account investment option, amounts must be transferred from the one-year fixed account investment option on a first-in-first-out basis.

Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.


WITHDRAWALS.


Withdrawals and some transfers from fixed account investment options are permitted during the accumulation period.


You may make total and partial withdrawals of amounts held in the fixed account investment options at any time during the accumulation period. Withdrawals from the fixed account investment options will be made in the same manner and be subject to the same limitations as set forth under "Accumulation Period Provisions" above. plus the following provisions also apply to withdrawals from the fixed account investment options:


      - We reserve the right to defer payment of amounts withdrawn from the fixed account investment options for up to six months from the date we receive the written withdrawal request. If a withdrawal is deferred for more than 30 days pursuant to this right, we will pay interest on the amount deferred at a rate not less than 3% per year (or a higher rate if required by applicable law).

      - If there are multiple investment accounts under the fixed account investment options, amounts must be withdrawn from those accounts on a first-in-first-out basis.

If you do not specify the investment options from which a partial withdrawal is to be taken, the partial withdrawal will be taken from the variable account investment options until exhausted and then from the fixed account investment options. Such withdrawals will be made from the fixed account investment

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options beginning with the shortest guarantee period. Within such a sequence, where there are multiple investment accounts within a fixed account investment option, withdrawals will be made on a first-in-first-out basis. For this purpose, the DCA fixed account investment option is considered to have a shorter guarantee period than the one-year fixed account investment option.

Withdrawals from the contract may be subject to income tax and a 10% penalty tax (see "FEDERAL TAX MATTERS" below). Withdrawals are permitted from contracts issued in connection with Section 403(b) qualified plans only under limited circumstances (see Appendix E "Qualified Plan Types").

LOANS. We offer a loan privilege only to owners of contracts issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. If you own such a contract, you may borrow from us, using your contract as the only security for the loan, in the same manner and subject to the same limitations as set forth under "Loans" (see "FEDERAL TAX MATTERS - Qualified Retirement Plans - Loans").

FIXED ANNUITY OPTIONS. Subject to the distribution of death benefits provisions (see "Death Benefit During Accumulation Period" above), on death, withdrawal or the maturity date of the contract, the proceeds may be applied to a fixed annuity option (see "Annuity Options" above).

The amount of each fixed annuity payment is determined by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase the fixed annuity to the appropriate table in the contract. If the table we are then using is more favorable to you, we will substitute that table. If you choose an annuity option that is not guaranteed in the contract, we will use the appropriate table that we are currently offering. We guarantee the dollar amount of fixed annuity benefit payments.

OPTIONAL BENEFITS

ANNUAL STEP DEATH BENEFIT

You may elect the optional Annual Step Death Benefit, if the optional benefit is available for sale in the state where the contract is sold and if the T-PRO rider has not been elected. Election of this optional benefit can only be made at issue, is irrevocable and an additional annual fee of 0.20% is imposed for this death benefit. Please refer to Appendix F for contracts issued prior to May 5, 2003. The amount of the death benefit for the Annual Step Death Benefit is the greater of:


      - the death benefit described above under "Death Benefit During the Accumulation Period"; and



      -     the Annual Step Death Benefit.


The Annual Step Death Benefit is the greatest Anniversary Value after the effective date of the Annual Step Death Benefit but prior to the oldest owner's 81st birthday. The Anniversary Value is equal to the contract value on the last day of the contract year, plus subsequent purchase payments, less amounts deducted in connection with partial withdrawals since the last day of the contract year. If the oldest owner is age 80 or older on the effective date of the Annual Step Death Benefit, the Annual Step Death Benefit is zero. Therefore, if the oldest owner of a contract is age 80 or older, the Annual Step Death Benefit may not be elected.

For purposes of calculating the Annual Step Death Benefit payable under the contract, the amount deducted in connection with partial withdrawals will be equal to (i) times (ii) where:

      (i) is equal to the Annual Step Death Benefit payable prior to the withdrawal, and

      (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.

If the beneficiary under the contract is the contract owner's surviving spouse, the contract and the optional Annual Step Death Benefit will continue with the surviving spouse as the new contract owner. For purposes of calculating the optional Annual Step Death Benefit payable upon the death of the surviving spouse, the death benefit paid upon the first owner's death will be treated as a payment to the contract. This payment will not be included in cumulative payments and is not eligible for a payment enhancement. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the first owner's death will not be considered in determination of the optional Annual Step Death Benefit. In determination of the optional Annual Step Death Benefit, the Anniversary Values for all prior Contract Anniversaries will be set to zero as of the date of the first owner's death.

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TERMINATION OF THE OPTIONAL ANNUAL STEP DEATH BENEFIT. The Annual Step Death
Benefit will terminate upon the earliest to occur of (a) the date the contract terminates, (b) the maturity date; or (c) the date on which the Annual Step Death Benefit is paid. However, as noted above under "Death Benefit During the Accumulation Period - Payment of Death Benefit," if the deceased owner's spouse is the beneficiary, the spouse may elect to continue the contract (including The Annual Step Death Benefit) as the new owner.

ANNUAL STEP DEATH BENEFIT FEE. A daily charge in an amount equal to 0.20% of the value of each variable investment account on an annual basis is deducted from each sub-account for the Annual Step Death Benefit.

QUALIFIED RETIREMENT PLANS. If you intend to use your contract in connection with a qualified retirement plan, including an IRA, you should consider the effects that the death benefit provided under the contract (with or without Annual Step Death Benefit) may have on your plan (see APPENDIX E to the prospectus). Please consult your tax advisor.

THE ADDITION OF THE OPTIONAL ANNUAL STEP DEATH BENEFIT TO AN EXISTING CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST OF A SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.

                                      * * *

GUARANTEED EARNINGS MULTIPLIER

Effective January 29, 2001, contracts may be issued with a Guaranteed Earnings Multiplier ("GEM") if you elect GEM and if GEM is available for sale in the state where the contract is sold. The With this benefit, on the death of any contract owner prior to the maturity date, we will pay the death benefit otherwise payable under the contract plus the benefit payable under GEM. Election of GEM may only be made at issue, is irrevocable, and it may only be terminated as described below. We impose an annual fee for GEM of 0.20%. A contract may not be issued with GEM if the optional T-PRO rider is also elected.

Subject to the maximum amount described below, GEM provides a payment equal to 40% of the appreciation in the contract value (as defined below) upon the death of any contract owner if the oldest owner is 69 or younger at issue, and 25% if the oldest owner is 70 or older at issue. The appreciation in the contract value is defined as the contract value less the sum of all purchase payments, reduced proportionally by any amount deducted in connection with partial withdrawals. The death benefit will also be reduced by the amount of any unpaid loans under a contract in the case of qualified contracts.

If the oldest owner is 69 or younger at issue, the maximum amount of the GEM benefit is equal to 40% of the sum of all purchase payments, less any amounts deducted in connection with partial withdrawals. If the oldest owner is 70 or older at issue, the maximum amount of the GEM benefit is equal to 25% of the sum of all purchase payments, less any amounts deducted in connection with partial withdrawals.

The amount deducted in connection with partial withdrawals will be on a pro rata basis and will be equal to (i) times (ii) where:

      (i)   is equal to the GEM benefit prior to the withdrawal and

      (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.

If the beneficiary under the contract is the deceased owner's spouse, upon the death of any owner the contract and GEM will continue with the surviving spouse as the new contract owner. In this case, upon the death of the surviving spouse prior to the maturity date, a second GEM benefit will be paid and the entire interest in the contract must be distributed to the new beneficiary. For purposes of calculating the GEM benefit payable on the death of the surviving spouse, the GEM benefit will be equal to zero on the date of the first contract owner's death and the GEM benefit payable upon the first contract owner's death will be treated as a purchase payment. In addition, all purchase payments made, and all amounts deducted in connection with partial withdrawals prior to the date of the first contract owner's death, will not be considered in determining the GEM benefit.

TERMINATION OF GEM. GEM will terminate upon the earliest to occur of (a) the date the contract terminates, (b) the maturity date; or (c) the date on which the GEM benefit is paid. However, as noted in the paragraph above, if the deceased owner's spouse is the beneficiary, the spouse may elect to continue the contract (including GEM) as the new owner.

THE ELECTION OF GEM ON A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.

GEM Fee. A daily charge in an amount equal to 0.20% of the value of each variable investment account on an annual basis is deducted from each sub-account for GEM.

                                      * * *

PRINCIPAL PLUS

Principal Plus provides a guaranteed minimum withdrawal benefit prior to the Maturity Date. Principal Plus may not be available through all distribution partners. You may elect Principal Plus at the time the contract is issued, provided:


      - Principal Plus is available for sale in the state where the contract is sold;



      -     you have not selected T-PRO or GRIP;



      - your entire contract value is invested in accordance with the investment options available with Principal Plus; and



      - oldest owner has not yet attained age 81 (for Qualified contracts only).


We reserve the right to accept or refuse to issue Principal Plus at our sole discretion. Once Principal Plus is elected, its effective date will be the Contract Date and it is irrevocable. If you elect Principal Plus, there is an additional annual fee of 0.30% (as a percentage of Adjusted GWB). (We reserve the right to increase the charge to a maximum charge of 0.75% if the GWB is "Stepped-Up" to equal the contract value.) The charge is deducted on an annual basis from the contract value (see "Principal Plus Fee" below).

THE ADDITION OF PRINCIPAL PLUS TO A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT. FURTHERMORE, PRINCIPAL PLUS CONTAINS AGE CAPS AND LIMITATIONS THAT LIMIT A CONTRACT OWNER'S RIGHTS AND BENEFITS AT CERTAIN AGES AND VALUES. THESE CAPS AND LIMITATIONS SHOULD BE CONSIDERED WHEN DETERMINING THE SUITABILITY OF PRINCIPAL PLUS, ESPECIALLY AT OLDER AGES.

Prior to discussing how Principal Plus works, it is important for you to understand the following definitions:

Guaranteed Withdrawal    The total amount available for future periodic
      Balance            withdrawals under Principal Plus.                     .
       "GWB"             The initial GWB is equal to your initial payment(s)

Guaranteed Withdrawal    The amount guaranteed to be available each contract
      Amount             year for withdrawal under Principal Plus until
      "GWA"              the GWB is depleted.
                         The initial GWA is equal to 5% of the initial GWB.

Principal Plus guarantees that each Contract Year you may take withdrawals up to an amount equal to the GWA until your GWB is depleted, even if your contract value reduces to zero. Please note the following features of Principal Plus:

      - If you choose not to withdraw the full GWA available in any Contract Year, the remaining GWA cannot be carried forward to the next Contract Year.

      - If you choose not to withdraw at all during certain Contract Years, the GWB will increase by a Bonus. (See "Calculation of GWB - Bonus.")

      - If you choose to withdraw more than the GWA in any Contract Year, the GWB will be automatically reset, thereby possibly reducing the guaranteed minimum withdrawal benefit provided under Principal Plus to an amount less than the sum of all purchase payments. (See "Calculation of GWB - Effect of Withdrawals.")

      - If you choose to make withdrawals up to the Life Expectancy Amount, as defined under Principal Plus, the GWB will not be automatically reset even if such distributions exceed the GWA for the Contract Year. (See "Life Expectancy
            Distributions.")

      - If your contract value exceeds your GWB on certain dates, you may elect to increase or "Step-Up" your GWB to equal your contract value on such dates. (See "Calculation of GWB - Step-Up.")

For purposes of this discussion of Principal Plus, "withdrawal" refers to the amount withdrawn, including any applicable withdrawal charges.

Withdrawals under Principal Plus will reduce the contract value by the amount withdrawn and will be subject to the same conditions, limitations, and restrictions as withdrawals otherwise made under the contract. Withdrawals under Principal Plus will reduce the death benefit like any other withdrawal. (See Death Benefit During Accumulation Period.) If total withdrawals during a Contract Year are less than or equal to the GWA (or the Life Expectancy Amount, if applicable), then Withdrawal Charges applicable to such withdrawals will be waived. If a withdrawal causes total withdrawals during a Contract Year to exceed the GWA (or the Life Expectancy Amount, if applicable) or if total withdrawals during a Contract Year have already exceeded such amount, then Withdrawal Charges applicable to such withdrawal will apply.

SINCE THE BENEFIT OF PRINCIPAL PLUS IS ACCESSED THROUGH WITHDRAWALS, THE PURCHASE OF PRINCIPAL PLUS MAY NOT BE APPROPRIATE FOR OWNERS WHOSE PRIMARY OBJECTIVE IS TO TAKE MAXIMUM ADVANTAGE OF THE TAX DEFERRAL ASPECT OF THE CONTRACT. PRIOR TO ELECTING PRINCIPAL PLUS, PLEASE CONSULT WITH YOUR TAX AND FINANCIAL ADVISORS ON THIS MATTER, AS WELL AS OTHER TAX MATTERS ASSOCIATED WITH PRINCIPAL PLUS.

ADDITIONAL PURCHASE PAYMENTS. On or after the first Contract Anniversary, no additional purchase payments will be accepted without our prior approval that either:


      -     exceed $100,000 or



      - cause the total of all additional purchase payments received since the first Contract Anniversary to exceed $100,000.


For Qualified Contracts, in addition to the above restrictions on purchase payments, no additional purchase payments will be accepted after the owner's (or joint owner's) attained age 81. If your contract is to be issued as an IRA and you intend to add Principal Plus to your contract, you should note that, under tax law, no contribution, except rollover contributions, may be made to your IRA for the year that you attain age 70 1/2 and subsequent years. If these rules apply to you, please consult with your tax advisor prior to electing Principal Plus. FOR ALL CONTRACTS, NOTWITHSTANDING THE ABOVE, WE RESERVE THE RIGHT TO REFUSE TO ACCEPT ADDITIONAL PURCHASE PAYMENTS AT ANY TIME AFTER THE FIRST CONTRACT ANNIVERSARY.

CALCULATION OF GWB. As stated above, the initial GWB equals the amount of your initial purchase payment(s) to the contract. Each time an additional purchase payment is received, the GWB will increase by the amount of that additional purchase payment. As described below, the GWB will also increase as a result of a Bonus or a Step-Up and will decrease as a result of a withdrawal. In no event will the GWB exceed $5,000,000. The GWB cannot be withdrawn in a lump sum.

Bonus. During the first 5 Contract Years ("Bonus Period"), if no withdrawals are taken during a particular Contract Year, then the GWB will increase on the following Contract Anniversary by an amount equal to 5% of total purchase payments to the contract. If however, the GWB was previously Stepped-Up (see "Step-Up" below) and/or reset (see "Effect of Withdrawals" below) then the GWB will increase on the following Contract Anniversary by an amount equal to 5% of the GWB immediately after the latest Step-Up or reset, increased by any purchase payments received since such latest Step-Up or reset. The effects of a Bonus on the GWA are described below in "Calculation of GWA - Bonus."

Step-Up. The Step-Up Dates are every 3rd (e.g. 3rd, 6th, 9th ...etc.) Contract Anniversary after the Contract Date, up to and including the 30th Contract Anniversary. Within 30 days following each Step-Up Date, you may elect to increase ("Step-Up") the GWB if the contract value on the Step-Up Date is greater than the GWB on that date. If you elect to Step-Up, the GWB will Step-Up to an amount equal to the contract value on that Step-Up Date. If you do not elect to Step-Up, you will be able to Step-Up the GWB on the next available Step-Up Date. If you elect to Step-Up, the Principal Plus fee will be based on the Stepped-Up value and we reserve the right to increase the Principal Plus fee. (See "Principal Plus Fee.") The effects of a Step-Up on the GWA are described below in the "Calculation of GWA - Step-Up."

Effect of Withdrawals. If total withdrawals during a Contract Year are less than or equal to the GWA, then the GWB will decrease by the amount of the withdrawals. The effect of a withdrawal less than or equal to the GWA that reduces the contract value to zero is described in "Settlement Phase."

If a withdrawal causes total withdrawals during a Contract Year to exceed the GWA (or if total withdrawals during a Contract Year have already exceeded the GWA), then the GWB will be automatically reset to equal the lesser of:


      -     the contract value immediately after the withdrawal; or



      - the GWB immediately prior to the withdrawal minus the amount of the withdrawal.


The effect of a withdrawal greater than the GWA that reduces the contract value to zero is described in "Rider Fee" and "Termination." The effects of a withdrawal on the GWA are described below in the "Calculation of GWA - Effect of Withdrawals."

Notwithstanding the reset discussion above, a reset of the GWB will not result when Life Expectancy Distributions, as defined under Principal Plus, are taken even if such Life Expectancy Distributions exceed the GWA for the Contract Year. (See "Life Expectancy Distributions.")

CALCULATION OF GWA. As stated above, the initial GWA is equal to 5% of the initial GWB. Each time an additional purchase payment is received, the GWA will equal the greater of:


      -     the GWA immediately prior to the purchase payment; or



      -     the lesser of:



            -     5% of the GWB immediately after the purchase payment; or



            - the GWA immediately prior to the purchase payment plus an amount equal to 5% of the purchase payment.


As described below, the GWA may also increase as a result of a Step-Up of the GWB and may decrease as a result of a withdrawal.

Bonus. Upon the GWB being increased by a Bonus, the GWA will equal the greater of:


      -     the GWA immediately prior to the Bonus; or



      -     5% of the GWB immediately after the Bonus.


Step-Up. Upon a Step-Up of the GWB, the GWA will equal the greater of:


      -     the GWA immediately prior to the Step-Up of the GWB; or



      -     5% of the GWB immediately after the Step-Up of the GWB.


Effect of Withdrawals. If total withdrawals during a Contract Year are less than or equal to the GWA, then the GWA does not change as a result of the withdrawal. If a withdrawal causes total withdrawals during a Contract Year to exceed the GWA (or if total withdrawals during a Contract Year have already exceeded the GWA), then the GWA will be automatically reset to equal the lesser of:


      -     the GWA immediately prior to the withdrawal; or



      -     5% of the greater of:



            -     the contract value immediately after the withdrawal; or



            -     the GWB immediately after the withdrawal.


Notwithstanding the reset discussion above, a reset of the GWA will not result when Life Expectancy Distributions, as defined under Principal Plus, are taken even if such Life Expectancy Distributions exceed the GWA for the Contract Year. (See "Life Expectancy Distributions.")

LIFE EXPECTANCY DISTRIBUTIONS. As discussed above, a reset of the GWB and the GWA will not result when Life Expectancy Distributions, as defined under Principal Plus, are taken even if such Life Expectancy Distributions exceed the GWA for the Contract Year. Life Expectancy Distributions must be requested in writing, in a form acceptable to us. For purposes of Principal Plus, Life Expectancy Distributions are distributions within a calendar year that:

      - are part of a series of substantially equal periodic payments over the owner's Life Expectancy (or, if applicable, the joint Life Expectancy of the owner and the owner's spouse) (hereinafter collectively referred to as the owner's Life Expectancy); and



      -     are paid to the owner:



            - pursuant to Internal Revenue Code ("Code") Section 72(q)(2)(D) or Section 72(t)(2)(A)(iv) upon the request of the owner (hereinafter referred to as "Pre-59 1/2 Distributions"); or



            - pursuant to Code Section 72(s)(2) upon the request of the owner (hereinafter referred to as "Non-Qualified Death Benefit Stretch Distributions"); or



            - as required or contemplated by Code Section 401(a)(9), Section 403(b)(10), Section 408(b)(3), or Section 408A(c), as the case may be (hereinafter referred to as "Qualified Death Benefit Stretch Distributions" and "Required Minimum Distributions"); and



      - do not exceed the Company's Life Expectancy Amount, as defined herein, for the applicable year.


For purposes of this "Life Expectancy Distributions" provision, references to owner also include the Beneficiary, as applicable.

The Company's Life Expectancy Amount for each year is equal to the greater of:


      - the contract value as of the applicable date divided by the owner's Life Expectancy as described below; or



      - the GWB as of the applicable date divided by the owner's Life Expectancy as described below.


For purposes of these Life Expectancy Amount calculations, the owner's Life Expectancy will be determined using the applicable mortality tables (Uniform Table, if allowable) approved by the Internal Revenue Service for such specific purpose under the latest guidance or regulations, as of September 30, 2003, issued under the relevant section of the Code referred to above.

For purposes of these Life Expectancy Amount calculations, the owner's Life Expectancy will be determined by the Company as of the following dates:


      - the owner's birthday that occurs during the calendar year in which the Life Expectancy Distribution applies (for Pre 59 1/2 Distributions and Required Minimum Distributions); or



      - the owner's birthday that occurs during the calendar year in which the owner's Life Expectancy Distributions first commenced (or, when required by regulations, the calendar year after the calendar year of the original owner's death) reduced by the number of years that the Life Expectancy Distributions have already occurred (for Qualified Death Benefit Stretch Distributions and Non-Qualified Death Benefit Stretch Distributions.)


WE RESERVE THE RIGHT TO MAKE ANY CHANGES NECESSARY TO COMPLY WITH THE CODE AND TREASURY REGULATIONS.

THE LIFE EXPECTANCY AMOUNT CALCULATION PROVIDED UNDER PRINCIPAL PLUS IS BASED ON THE COMPANY'S UNDERSTANDING AND INTERPRETATION OF THE REQUIREMENTS UNDER TAX LAW AS OF MARCH 1, 2004 APPLICABLE TO PRE-59 1/2 DISTRIBUTIONS, REQUIRED MINIMUM DISTRIBUTIONS, NON-QUALIFIED DEATH BENEFIT STRETCH DISTRIBUTIONS AND QUALIFIED DEATH BENEFIT STRETCH DISTRIBUTIONS. IN THE FUTURE, THE REQUIREMENTS UNDER TAX LAW FOR SUCH DISTRIBUTIONS MAY CHANGE AND THE LIFE EXPECTANCY AMOUNT CALCULATION PROVIDED UNDER PRINCIPAL PLUS MAY NOT BE SUFFICIENT TO SATISFY THE REQUIREMENTS UNDER TAX LAW FOR THESE TYPES OF DISTRIBUTIONS. IN SUCH A SITUATION, AMOUNTS WITHDRAWN TO SATISFY SUCH DISTRIBUTION REQUIREMENTS WILL EXCEED THE LIFE EXPECTANCY AMOUNT AND MAY RESULT IN A RESET OF THE GWB AND THE GWA. PLEASE DISCUSS THESE MATTERS WITH YOUR TAX ADVISOR PRIOR TO ELECTING PRINCIPAL PLUS.

SETTLEMENT PHASE. If a withdrawal (a) does not cause total withdrawals during that Contract Year to exceed the GWA and (b) reduces the contract value to zero, but the GWB immediately after the withdrawal is still greater than zero, then Principal Plus will enter its settlement phase. The contract will continue but all other rights and benefits under the contract, including death benefits, will terminate and additional purchase payments will not be accepted. The Principal Plus fee will not be deducted during Principal Plus's settlement phase.

During Principal Plus's settlement phase, each Contract Year until the GWB is depleted, settlement payments that total an amount no greater than the GWA, or Life Expectancy Distributions if applicable, will automatically be paid to you. (See "Life Expectancy Distributions.") If however, the GWA or the Life Expectancy Distribution, if applicable, exceeds the GWB, then the settlement payment for that Contract Year will be limited to the GWB. The settlement payments will be paid no less frequently than annually. If any owner dies during Principal Plus's settlement phase, remaining settlement payments will be paid to the Beneficiary and are subject to the distribution provisions of the "Death Benefit Before Maturity Date" section of the contract described in the "Accumulation Period Provisions - Payment of Death Benefit" provision of this Prospectus.

This provision is also applicable if the Beneficiary does not take the death benefit as a lump sum under the terms of the contract and Principal Plus continues (as described in "Effect of Payment of Death Benefit") and death benefit distributions deplete the death benefit to zero. When this occurs, settlement payments made in Principal Plus's settlement phase are subject to the distribution provisions of the "Death Benefit Before Maturity Date" section of the contract described in the "Accumulation Period Provisions - Payment of Death Benefit" provision of this Prospectus.

EFFECT OF PAYMENT OF DEATH BENEFIT. If you die prior to the Maturity Date and before the GWB is depleted, and if the Beneficiary does not take the death benefit as a lump sum under the terms of the contract, Principal Plus will continue. If Principal Plus continues, the Principal Plus fee will continue. (See "Principal Plus Fee.") In this scenario, the Beneficiary does not have the option to terminate the Principal Plus rider. If Principal Plus continues, within 30 days following the date the death benefit was determined under the contract, the Beneficiary has the option to elect to Step-Up the GWB if the death benefit on the date the death benefit was determined was greater than the GWB on that date. (See "Calculation of GWB - Step-Up.")

If the Beneficiary is the deceased owner's spouse, such Beneficiary is eligible for any remaining Bonuses and any Step-Ups. However, any such remaining Bonuses will be calculated and applied on future anniversaries of the date the death benefit was determined instead of the original Contract Anniversary dates. Remaining eligible Step-Up Dates will also be measured beginning from the date the death benefit was determined but the latest Step-Up date will be no later than the 30th Contract Anniversary after the Contract Date. When withdrawals deplete the contract value to zero, if the GWB is still greater than zero, then Principal Plus enters its settlement phase. (See "Settlement Phase.")

If the Beneficiary is not the deceased owner's spouse, such Beneficiary is not eligible for any remaining Bonuses and Step-Ups. When death benefit distributions deplete the death benefit to zero, if the GWB is still greater than zero, then Principal Plus enters its settlement phase. (See "Settlement Phase.")

INVESTMENT OPTIONS


For applications received on or after June 1, 2004, that elect the optional Principal Plus rider, the following applies. (For applications received prior to June 1, 2004, that elect the optional Principal Plus rider, please see "Special Rules for Applications Received Prior to June 1, 2004" below.)



If you elect Principal Plus, you must invest 100% of your contract value at all times:



      (a) in one or more of the Portfolios currently available with Principal Plus (see "Portfolios Available with Principal Plus" below); or



      (b) in a manner consistent with any of the Model Allocations currently available with Principal Plus (see "Model Allocations Available with Principal Plus" below.)



If you select (a) above, you may allocate your monies to any one of the Portfolios currently available with Principal Plus or in any combination of such Portfolios. If you use our Dollar Cost Averaging ("DCA") program from the Money Market Portfolio or the DCA fixed account investment option in connection with Portfolios currently available with Principal Plus , you will be considered to have met (a) above.

If you select (b) above, you must allocate your entire contract value to one of the Model Allocations currently available with Principal Plus and you must rebalance your entire contract value to your selected Model Allocation on a quarterly basis. In addition, you may not transfer monies between investment options other than to transfer 100% of your contract value to another Model Allocation. If you use our Dollar Cost Averaging ("DCA") program from the DCA fixed account investment option in connection with your selected Model Allocation, you will be considered to have met (b) above. Note if you select a Model Allocation you may not dollar cost average from the Money Market Portfolio pursuant to our DCA program.


You may transfer between (a) and (b), or vice versa, on any date, provided 100% of your contract value is transferred. Withdrawals will be taken in accordance with our default procedures; you may not specify the investment option from which a withdrawal is to be made. (See "ACCUMULATION PERIOD PROVISIONS - Withdrawals.") Subsequent purchase payments will be allocated in accordance with your instructions, subject to the restrictions described herein. All investment options may not be available through all distribution partners.


You should consult with your financial advisor to assist you in determining which Model Allocation or investment option available with Principal Plus is best suited for your financial needs and risk tolerance.



Portfolios Available with Principal Plus. The following Portfolios are currently available with Principal Plus:



                           Portfolio Name

                         Money Market Trust

                     Lifestyle Growth 820 Trust

                    Lifestyle Balanced 640 Trust

                    Lifestyle Moderate 460 Trust

                  Lifestyle Conservative 280 Trust






For more information regarding these Portfolios, including information relating to their investment objectives, policies and restrictions, and the risks of investing in such Portfolios, please see the "GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE TRUST" section of this Prospectus as well as the Trust's Prospectus. The Trust's Prospectus should be read carefully before investing.



Model Allocations Available with Principal Plus. The following Model Allocations are currently available with Principal Plus:



                                 Percentage
                            Allocation of Each
                            Portfolio within the
 Model Allocation Name        Model Allocation              Portfolio Name
 ---------------------        ----------------              --------------
Core Holdings of America             25%            American Growth-Income Trust
                                     25%            American Growth Trust
                                     15%            American International Trust
                                     35%            Diversified Bond Trust

Value Strategy                       30%            Equity-Income Trust
                                     30%            Core Equity Trust
                                     20%            Diversified Bond Trust
                                     20%            Strategic Bond Trust

Growth Blend                         40%            Blue Chip Growth Trust
                                     20%            Diversified Bond Trust
                                     20%            American Growth-Income Trust
                                     20%            Strategic Bond Trust

Global Balanced                      30%            Fundamental Value Trust
                                     20%            Global Bond Trust
                                     25%            Global Allocation Trust

                                 Percentage
                            Allocation of Each
                            Portfolio within the
 Model Allocation Name        Model Allocation              Portfolio Name
 ---------------------        ----------------              --------------
                                     25%            American International Trust

CoreSolution                         34%            Strategic Income Trust
                                     33%            U.S. Global Leaders Growth Trust
                                     33%            Classic Value Trust



If you select one of the Model Allocations available with Principal Plus there is no assurance that your contract value will not lose money or that investment results will not experience volatility. Your investment performance will depend on the performance of the component Portfolios referenced above. Your investment in the Portfolios will fluctuate and when redeemed, may be worth more or less than your original investment. Each Model Allocation is not a fund-of-funds. For more information regarding each Portfolio that comprises the Model Allocations, including information relating to each Portfolio's investment objectives, policies and restrictions, and the risks of investing in each Portfolio, please see the "GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE TRUST" section of this Prospectus as well as the Trust's Prospectus. The Trust's Prospectus should be read more carefully before investing.


WE RESERVE THE RIGHT TO RESTRICT INVESTMENT OPTIONS AT ANY TIME. Current transfer restrictions are described above. If an investment option is restricted, no transfers into the restricted investment options will be allowed and no purchase payments may be allocated to the restricted investment options after the date of the restriction. Any amounts previously allocated to an investment option that is subsequently restricted will be unaffected by such restrictions. Any amounts previously allocated to Fixed Investment Options may be renewed subject to the terms of the contract.

We also reserve the right to limit the actual percentages allocated to certain investment options, to require that certain investment options be chosen in conjunction with other investment options, to limit transfers between existing investment options and/or to require periodic rebalancing of existing variable investment accounts to the required percentages.


Special Rules for Applications Received Prior to June 1, 2004. For applications received prior to June 1, 2004, that do not have allocations in a particular Model Allocation on June 1, 2004, the "Investment Options" discussion above is applicable to you and any formerly available Model Allocations that are not described above are no longer available for transfers or payments. For applications received prior to June 1, 2004, that have allocations in a particular Model Allocation on June 1, 2004:



      - You may transfer monies out of the Model Allocation in which you are currently invested to one or more of the investment options mentioned above provided 100% of your contract value is transferred. When such a transfer is made, the investment options described in "Investment Options" above are the available investment options and any formerly available Model Allocations that are not described above are no longer available for transfers or payments.



      - If you choose to remain in the Model Allocation in which you are currently invested, you must continue to rebalance your entire contract value to your Model Allocation on a quarterly basis and you may continue to allocate new payments to such Model Allocation.



      - If you are currently participating in our DCA program and are dollar cost averaging from the DCA fixed account investment option into a particular Model Allocation, such DCA program may continue and new payments may be allocated to such Model Allocation. You may transfer monies out of the Model Allocation in which you are currently invested to one of the investment options described in "Investment Options" above provided 100% of such monies are transferred. If such a transfer is made, the investment options described in "Investment Options" above become the available investment options and any formerly available Model Allocations that are not described above are no longer available for transfers or payments.



Model Allocations Available with Principal Plus. The following four Model Allocations are currently available for applications received prior to June 1, 2004 subject to the restrictions set forth above:



                                 Percentage
                            Allocation of Each
                            Portfolio within the
 Model Allocation Name        Model Allocation            Portfolio Name
 ---------------------        ----------------            --------------
    Core Holdings                   25%             American Growth-Income Trust
                                    25%             American Growth Trust
                                    15%             American International Trust
                                    35%             Diversified Bond Trust

    Value Blend                     40%             Equity-Income Trust
                                    20%             American Growth Trust
                                    20%             Diversified Bond Trust
                                    20%             Strategic Bond Trust

    Growth Blend                    40%             Blue Chip Growth Trust
                                    20%             Diversified Bond Trust
                                    20%             American Growth-Income Trust
                                    20%             Strategic Bond Trust

    Global                          30%             Global Bond Trust
                                    20%             U.S. Large Cap Trust
                                    20%             Blue Chip Growth Trust
                                    30%             International Value Trust


TERMINATION. The owner may not terminate the Principal Plus rider. However, Principal Plus will terminate automatically upon the earliest of:


      -     depletion of the GWB;



      -     the Maturity Date;



      - when a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the contract;



      - depletion of the contract value, unless Principal Plus is in its Settlement Phase; or



      -     termination of the contract.


PRINCIPAL PLUS FEE. To compensate us for assuming risks associated with Principal Plus, we charge an annual fee on each Contract Anniversary. The Principal Plus fee is equal to 0.30% of the "Adjusted GWB." The Adjusted GWB is the GWB that was available on the prior Contract Anniversary adjusted for any Step-up or subsequent purchase payments made during the Contract Year prior to the current Contract Anniversary. The Principal Plus fee is withdrawn from each Investment Option in the same proportion that the value of Investment Accounts of each Investment Option bears to the contract value. The Principal Plus fee will not be deducted during Principal Plus's settlement phase or after the Maturity Date.

WE RESERVE THE RIGHT TO INCREASE THE PRINCIPAL PLUS FEE ON THE EFFECTIVE DATE OF EACH STEP-UP. IN SUCH A SITUATION, THE PRINCIPAL PLUS FEE WILL NEVER EXCEED 0.75%.

If a withdrawal is taken on any date other than the Contract Anniversary and such withdrawal (a) causes total withdrawals during that Contract Year to exceed the GWA and (b) reduces the contract value to zero, we will deduct a pro rata share of the Principal Plus fee from the amount otherwise payable. The Principal Plus fee will be determined based on the Adjusted GWB. For purposes of determining the Principal Plus fee, a total withdrawal will be deemed to have been taken on the date the death benefit is determined and once the Maturity Date is reached.

If the Beneficiary does not take the death benefit as a lump sum under the terms of the contract and Principal Plus continues, for purposes of this "Principal Plus Fee" discussion, the anniversaries of the date the death benefit was determined will be considered to be the Contract Anniversaries.

EXAMPLES. Example 1. Assume a single purchase payment of $100,000, no additional purchase payments are made, withdrawals equal to the GWA are taken in each of the first 20 Contract Years and the owner does not elect to Step-Up the GWB.

                                                 GWB ON
CONTRACT  PURCHASE         WITHDRAWAL           CONTRACT
  YEAR    PAYMENTS   GWA     TAKEN     BONUS  ANNIVERSARY
  ----    --------   ---     -----     -----  -----------
At issue   100,000                              100,000
    1            0  5,000     5,000      0       95,000
    2            0  5,000     5,000      0       90,000
    3            0  5,000     5,000      0       85,000
    4            0  5,000     5,000      0       80,000
    5            0  5,000     5,000      0       75,000
   10            0  5,000     5,000      0       50,000
   20            0  5,000     5,000      0            0

Example 2. Assume an initial purchase payment of $100,000, an additional purchase payment of $10,000 is made at the beginning of the Contract Year 2, a withdrawal equal to the GWA is taken in Contract Year 3, no withdrawals are taken in Contract Years 1, 2, 4, 5 (resulting in bonuses in those years) and the owner does not elect to Step-Up the GWB.

                    GWA AFTER                        GWB ON
CONTRACT  PURCHASE  PURCHASE   WITHDRAWAL           CONTRACT
  YEAR    PAYMENTS   PAYMENT     TAKEN     BONUS  ANNIVERSARY
  ----    --------   -------     -----     -----  -----------
At issue  100,000                                   100,000
    1           0   5,000            0     5,000    105,000
    2      10,000   5,750            0     5,500    120,500
    3           0   6,025        6,025         0    114,475
    4           0   6,025            0     5,500    119,975
    5           0   6,025            0     5,500    125,475

Example 3. Assume a single purchase payment of $100,000, no additional purchase payments are made, the owner elects to Step-Up the GWB at the end of Contract Year 3, withdrawals equal to the GWA are taken in Contract Years 1, 2, 3 and 4 and a withdrawal exceeding the GWA is taken at the end of Contract Year 5 (resulting in a reset).

                                           HYPOTHETICAL
                       GWA                   CONTRACT
                      AFTER                  VALUE ON              GWB ON
CONTRACT  PURCHASE  PURCHASE   WITHDRAWAL    CONTRACT             CONTRACT
  YEAR    PAYMENTS   PAYMENT     TAKEN     ANNIVERSARY   BONUS  ANNIVERSARY
  ----    --------   -------     -----     -----------   -----  -----------
At issue  100,000                                               100,000
   1            0     5,000       5,000      101,700       0     95,000
   2            0     5,000       5,000      103,534       0     90,000
   3            0     5,000       5,000      105,511       0    105,781*
   4            0     5,289       5,289       94,629       0    100,492
   5            0     5,289      10,000       79,596       0     79,898*

* Steps-Up or resets to contract value before the Principal Plus fee is deducted

                                      * * *

TRIPLE PROTECTION DEATH BENEFIT

The optional Triple Protection Death Benefit ("T-PRO") provides a death benefit, upon the death of any owner prior to the Maturity Date. Under T-PRO, no death benefit is payable on the death of any annuitant, except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. T-PRO may not be available through all distribution partners. You may elect T-PRO at the time the contract is issued, provided:

      -     T-PRO is available for sale in the state where the contract is sold;



      -     the oldest owner has not yet attained age 71; and



      - none of the following optional riders have been selected: Annual Step Death Benefit, GEM or Principal Plus.


We Reserve The Right To Accept Or Reject An Owner's Selection Of T-Pro At Our Sole Discretion. Without Limiting The Foregoing, We Reserve The Right To Refuse To Issue T-Pro On Multiple Contracts Involving The Same Individual(S).

Once T-PRO is elected, it is irrevocable. If T-PRO is elected, the death benefit paid under T-PRO replaces any death benefit paid under the terms of the contract. An additional annual fee of 0.50% (as a percentage of the T-PRO Death Benefit) is imposed for T-PRO. (See "T-PRO Fee" below.). Once T-PRO is elected, the owner may only be changed to an individual that is the same age or younger than the oldest current owner.

THE ADDITION OF T-PRO TO A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT. FURTHERMORE, THE BENEFITS PROVIDED BY T-PRO HAVE AGE CAPS AND LIMITATIONS THAT LIMIT THE BENEFITS PROVIDED BY T-PRO AT CERTAIN AGES AND VALUES. THESE CAPS AND LIMITATIONS SHOULD BE CONSIDERED WHEN DETERMINING THE SUITABILITY OF T-PRO, ESPECIALLY AT OLDER AGES OR FOR LARGER PAYMENTS.

The death benefit paid under T-PRO ("T-PRO Death Benefit") is determined as of the date on which written notice and proof of death and all required forms are received at the Company's Annuity Service Office in good order. The amount of the T-PRO Death Benefit is equal to:

The Enhanced Earnings Death Benefit factor plus the greatest of:


      -     the contract value;



      -     the Return of Purchase Payments Death Benefit Factor;



      -     the Annual Step Death Benefit Factor; or



      -     the Graded Death Benefit Factor.


WE MAY OFFER OTHER OPTIONAL RIDERS WHOSE BENEFITS AND THE NAMES OF SUCH BENEFITS ARE SIMILAR TO THE T-PRO DEATH BENEFIT FACTORS REFERENCED ABOVE. IT SHOULD BE NOTED THAT THESE OTHER OPTIONAL RIDERS ARE SEPARATE AND DISTINCT FROM THE T-PRO DEATH BENEFIT FACTORS REFERENCED ABOVE, THEY CONTAIN SEPARATE OPTIONAL RIDER CHARGES AND THEIR BENEFITS AND LIMITATIONS MAY BE DIFFERENT.

If there is any Debt, the T-PRO Death Benefit equals the amount described above less Debt under the contract.

If the Beneficiary is the deceased owner's spouse, and the T-PRO Death Benefit is not taken in one sum immediately, the contract and the T-PRO rider will continue with the surviving spouse as the new owner. Upon the death of the surviving spouse prior to the Maturity Date, a second T-PRO Death Benefit will be paid and the entire interest in the contract must be distributed to the new Beneficiary in accordance with the provisions of the contract.

For purposes of calculating the second T-PRO Death Benefit, payable upon the death of the surviving spouse:

      - The T-PRO Death Benefit paid upon the first owner's death ("first T-PRO Death Benefit") is not treated as a purchase payment to the contract.

      - In determining the Enhanced Earnings Death Benefit Factor (see "Enhanced Earnings Death Benefit Factor" below), on the date the first T-PRO Death Benefit was paid, the Earnings Basis is reset to equal the first T-PRO Death Benefit. The Earnings Basis will be increased for any purchase payments made and decreased for any Withdrawal Reductions in connection with partial withdrawals taken after the date the first T-PRO Death Benefit was paid. All purchase payments made and all amounts deducted in connection with partial withdrawals prior to the date the first T-PRO Death Benefit was paid will not be considered in the determination of the Enhanced Earnings Death Benefit Factor.

      - In determining other elements of the death benefit calculation (described above as (b) the Return of Purchase Payments Death Benefit Factor; (c) the Annual Step Death Benefit Factor; and (d) the Graded Death Benefit Factor), all purchase payments and all withdrawals before and after the date the first T-PRO Death Benefit was paid will be considered.

Return of Purchase Payments Death Benefit Factor. For purposes of the T-PRO Death Benefit, the Return of Purchase Payments Death Benefit Factor is equal to the sum of all purchase payments made less the sum of all Withdrawal Reductions in connection with partial withdrawals. (See "Withdrawal Reductions" below.)

Enhanced Earnings Death Benefit Factor. For purposes of the T-PRO Death Benefit, the Enhanced Earnings Death Benefit factor is equal to 50% multiplied by Earnings, as defined under the Enhanced Earnings Death Benefit Factor calculation of the T-PRO rider. For purposes of the Enhanced Earnings Death Benefit Factor calculation, Earnings is equal to the contract value minus the Earnings Basis. The Earnings Basis is equal to 150% of each purchase payment made less the sum of all Withdrawal Reductions in connection with partial withdrawals. (See example and "Withdrawal Reductions" below.)

The Maximum Enhanced Earnings Death Benefit Factor is equal to 100% of the Earnings Basis.

Example. Assume a single purchase payment of $100,000 is made into the contract, no additional purchase payments are made and there are no partial withdrawals. Assume the contract value on the date the T-PRO Death Benefit is determined is equal to $175,000:

      -     Earnings Basis is equal to 150% of $100,000 or $150,000.

      - Earnings is equal to $175,000 minus $150,000 or $25,000. NOTE THAT FOR PURPOSES OF T-PRO, EARNINGS ARE ALWAYS LESS THAN THE EXCESS OF ACCOUNT VALUE OVER PAYMENTS. IN THIS EXAMPLE, THEY ARE LESS THAN $75,000 (OR $175,000 MINUS $100,000).

      - Enhanced Earnings Death Benefit Factor is equal to 50% of $25,000 or $12,500.

Annual Step Death Benefit Factor. For purposes of the T-PRO Death Benefit, the Annual Step Death Benefit Factor is equal to the greatest Anniversary Value since the effective date of the T-PRO rider but prior to the oldest owner's attained age 81. The Anniversary Value is equal to the contract value on a Contract Anniversary increased by all purchase payments made, less Withdrawal Reductions in connection with partial withdrawals since that Contract Anniversary. (See "Withdrawal Reductions" below.)

Graded Death Benefit Factor. For purposes of the T-PRO Death Benefit, the Graded Death Benefit Factor is equal to (1) minus (2) where

      1) is equal to the sum of each purchase payment multiplied by the applicable Payment Multiplier obtained from the table below:

  NUMBER OF COMPLETE YEARS
PAYMENT HAS BEEN IN CONTRACT  PAYMENT MULTIPLIER*
----------------------------  -------------------
              0                      100%
              1                      110%
              2                      120%
              3                      130%
              4                      140%
              5                      150%

*If a purchase payment is received on or after the oldest owner's attained age 71, the Payment Multiplier equals 100% in all years. THUS, FOR PURCHASE PAYMENTS MADE ON OR AFTER THE OLDEST OWNER REACHES ATTAINED AGE 71, THE BENEFIT PROVIDED BY THE GRADED DEATH BENEFIT FACTOR IS EQUAL TO THE BENEFIT PROVIDED BY THE RETURN OF PURCHASE PAYMENTS DEATH BENEFIT FACTOR.

      2) is equal to the sum of Withdrawal Reductions in connection with partial withdrawals taken. Withdrawal Reductions are recalculated each time the Graded Death Benefit Factor is recalculated, based on purchase payment and withdrawal history.

The Graded Death Benefit Factor will never be greater than purchase payments less the sum of all Withdrawal Reductions in connection with partial withdrawals taken plus $250,000.

Withdrawal Reductions. If total partial withdrawals taken during a contract year are less than or equal to 5% of total purchase payments (the "Annual Withdrawal Limit"), then the Withdrawal Reductions reduce the appropriate value by the dollar amount of each partial withdrawal. Otherwise, Withdrawal Reductions reduce the appropriate value by the percentage reduction in the contract value attributed to the amount of each partial withdrawal.

The guaranteed death benefits provided by T-PRO are adjusted at the point of each partial withdrawal but may be recalculated if subsequent partial withdrawals are taken within the same Contract Year. For example, if a withdrawal causes total partial withdrawals taken during that Contract Year to exceed 5% the Annual Withdrawal Limit, then all previous Withdrawal Reductions in that Contract Year will be recalculated and will reduce the appropriate value proportionately. If a subsequent purchase payment is made, then the Annual Withdrawal Limit will increase potentially resulting in a recalculation of previous Withdrawal Reductions within the same Contract Year.

Example. Illustrated below is an example of the T-PRO Death Benefit based on hypothetical contract values. Assume a single purchase payment of $100,000 is made into the contract, no additional purchase payments are made and there are no partial withdrawals.

DEATH OCCURS            GRADED   ANNUAL STEP    ENHANCED
   WITHIN                DEATH     DEATH        EARNINGS      T-PRO
  CONTRACT    CONTRACT  BENEFIT   BENEFIT     DEATH BENEFIT   DEATH
    YEAR        VALUE   FACTOR     FACTOR        FACTOR      BENEFIT
    ----        -----   ------     ------        ------      -------
     2         98,750   110,000    100,000            0      110,000
     4        100,970   130,000    100,970            0      130,000
     6        140,600   150,000    140,600            0      150,000
    10        174,700   150,000    174,700       12,350      187,050
    14        140,100   150,000    174,700            0      174,700

INVESTMENT OPTIONS. At the current time, there are no additional investment option restrictions imposed when the T-PRO rider is chosen.

WE RESERVE THE RIGHT TO RESTRICT INVESTMENT OPTIONS AT ANY TIME. WE WILL NOTIFY THE OWNER IN WRITING AT LEAST 30 DAYS PRIOR TO RESTRICTING AN INVESTMENT OPTION. If an investment option is restricted, no transfers into the restricted investment options will be allowed and no new purchase payments may be allocated to the restricted investment options after the date of the restriction. Any amounts previously allocated to an investment option that is subsequently restricted will be unaffected by such restriction. Any amount previously allocated to Fixed investment options may be renewed subject to terms of the contract.

TERMINATION OF T-PRO RIDER. The owner may not terminate the T-PRO rider. However, T-PRO will terminate automatically upon the earliest of:


      -     the date the contract terminates;



      -     the Maturity Date; or



      - the later of the date on which the T-PRO Death Benefit is paid, or the date on which the second T-PRO Death Benefit is paid, if the contract and T-PRO rider are continued by the surviving spouse after the death of the original owner.


T-PRO FEE. Prior to termination of the T-PRO rider, on each Contract Anniversary, the T-PRO fee is calculated by multiplying 0.50% by the T-PRO Death Benefit payable had death occurred on that Contract Anniversary. On each Contract Anniversary, the T-PRO fee is withdrawn from each investment option in the same proportion that the value of the investment account of each investment option bears to the contract value.

If there is a full withdrawal on any date other than a Contract Anniversary, we will deduct a pro rata portion of the T-PRO fee from the amount paid upon withdrawal. The T-PRO fee will be determined based on the T-PRO Death Benefit that would have been payable had death occurred immediately prior to the full withdrawal. For purposes of determining the T-PRO fee, the commencement of annuity benefit payments shall be treated as a total withdrawal.

QUALIFIED RETIREMENT PLANS. If you intend to use your contract in connection with a qualified retirement plan, including an IRA, you should consider the effects that the death benefit provided under the contract

(with or without T-PRO) may have on your plan (see APPENDIX E to the prospectus). Please consult your tax advisor.

CHARGES AND DEDUCTIONS

Charges and deductions under the contracts are assessed against purchase payments, contract values or annuity benefit payments. Currently, there are no deductions made from purchase payments, except for premium taxes in certain states (See Appendix D). In addition, there are deductions from and expenses paid out of the assets of the Trust that are described in the accompanying Prospectuses of the Trust. For information on the Optional Benefit Fees, see "OPTIONAL BENEFITS" above.

A charge of up to 8 1/2% is deducted from some withdrawals.

WITHDRAWAL CHARGES

If you make a withdrawal from your contract during the accumulation period, a withdrawal charge (contingent deferred sales charge) may be assessed against amounts withdrawn attributable to purchase payments that have been in the contract less than nine complete contract years. There is never a withdrawal charge with respect to earnings accumulated in the contract, certain other free withdrawal amounts described below or purchase payments that have been in the contract more than nine complete contract years. In no event may the total withdrawal charges exceed 8.5% of the amount invested. The amount of the withdrawal charge and when it is assessed are discussed below:

Each withdrawal from the contract is allocated first to the "FREE WITHDRAWAL AMOUNT" and second to "UNLIQUIDATED PURCHASED PAYMENTS." In any contract year, the free withdrawal amount for that year is the greater of:

      - 10% of total purchase payments (less all prior partial withdrawals in that contract year), and

      - the accumulated earnings of the contract (i.e., the excess of the contract value on the date of withdrawal over the unliquidated purchase payments).

Withdrawals of up to the free withdrawal amount may be withdrawn without the imposition of a withdrawal charge. The free withdrawal amount will be applied first, to withdrawals from variable account investment options and then to withdrawals from the one-year fixed account investment option.

If the amount of a withdrawal exceeds the free withdrawal amount, the excess will be allocated to purchase payments which will be "liquidated" on a first-in first-out basis. On any withdrawal request, we will liquidate purchase payments equal to the amount of the withdrawal request which exceeds the free withdrawal amount in the order the purchase payments were made: the oldest unliquidated purchase payment first, the next purchase payment second, etc., until all purchase payments have been liquidated.

Each purchase payment (or portion thereof) liquidated in connection with a withdrawal request is subject to a withdrawal charge based on the length of time the purchase payment has been in the contract. The amount of the withdrawal charge is calculated by multiplying the amount of the purchase payment being liquidated by the applicable withdrawal charge percentage obtained from the table below.

  NUMBER OF COMPLETE YEARS
PURCHASE PAYMENT IN CONTRACT  WITHDRAWAL CHARGE PERCENTAGE
----------------------------  ----------------------------
              0                           8.5%
              1                           8.5%
              2                           8.0%
              3                           7.0%
              4                           6.0%
              5                           5.0%
              6                           4.0%
              7                           3.0%
              8                           2.0%
              9                           0.0%

The total withdrawal charge will be the sum of the withdrawal charges for the purchase payments being liquidated.

Upon a full surrender of the contract, the excess of all unliquidated purchase payments over the free withdrawal amount will be liquidated for purposes of calculating the withdrawal charge. For contracts issued prior to the date of this prospectus, please refer to Appendix F.

The withdrawal charge is deducted from the contract value remaining after the contract owner is paid the amount requested, except in the case of a complete withdrawal when it is deducted from the amount otherwise payable. In the case of a partial withdrawal, the amount requested from an investment account may not exceed the value of that investment account minus any applicable withdrawal charge.

There is generally no withdrawal charge on distributions made as a result of the death of the contract owner or, if applicable, the annuitant. In addition, no withdrawal charges are imposed on annuity benefit payments.

The amount collected from the withdrawal charge will be used to reimburse us for the compensation we pay to broker-dealers for selling the contracts, preparation of sales literature and other sales-related expenses.

For examples of calculation of the withdrawal charge, see APPENDIX B.

WAIVER OF APPLICABLE WITHDRAWAL CHARGE - CONFINEMENT TO ELIGIBLE NURSING HOME

For contracts issued on or after May 1, 2002 (in states where approved), any applicable withdrawal charge will be waived on a total withdrawal prior to the Maturity Date if all the following apply:


      - the owner has been confined to an "Eligible Nursing Home" for at least 180 days (the waiver does not apply to the confinement of any annuitant unless the owner is a non-natural person;



      -     the confinement began at least one year after the contract date;



      -     confinement was prescribed by an "physician";



      - both the owner and the annuitant are alive as of the date we pay the proceeds of such total withdrawal;



      - the request for a total withdrawal and "Due Proof of Confinement" are received by us, in good order, no later than 90 days after discharge.


An "Eligible Nursing Home" is a licensed "Long Term Care Facility" or "Hospital" providing medically necessary inpatient care that is prescribed in writing by a licensed "Physician" and is based on physical limitations which requires daily living in an institutional setting. A "Long Term Care Facility" is a facility which (a) is located in the United States or its territories; (b) is licensed by the jurisdiction in which it located; (c) provides custodial care under the supervision of a registered nurse (R.N.); and (d) can accommodate three or more persons. A "Hospital" is a facility which is (a) licensed as a Hospital by the jurisdiction in which it is located; (b) is supervised by a staff of licensed physician; (c) provides nursing services 24 hours a day by, or under the supervision of, a registered nurse (R.N.); (d) operates primarily for the care and treatment of sick or injured persons as inpatients for a charge; and (e) has access to medical, diagnostic and major surgical facilities.

A "Physician" is a person other than you, the annuitants(s) or a member of your or the annuitant's families who is a licensed medical doctor (M.D.) or a licensed doctor of osteopathy (D.O.), practicing within the scope of that license.

"Due Proof of Confinement" is a letter signed by an eligible "Physician" containing: (a) the date the owner was confined, (b) the name and location of the "Eligible Nursing Home," (c) a statement that the confinement was medically necessary in the judgment of the Physician and (d) if applicable, the date the owner was released from the "Eligible Nursing Home."

The waiver is only applicable for total withdrawals and does not apply to partial withdrawals. The waiver described above is not available in all states and certain terms may vary depending on the state of issue as noted in your contract. Withdrawals may be taxable and if made prior to age 59 1/2 may be subject to a 10% penalty. See "Federal Tax Matters."

REDUCTION OR ELIMINATION OF WITHDRAWAL CHARGES

The amount of the withdrawal charge on a contract may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in such a manner that results in savings of sales expenses. We will determine entitlement to such a reduction in the withdrawal charge in the following manner:

            The size and type of group to which sales are to be made will be considered. Generally, sales expenses for a larger group are smaller than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

            The total amount of purchase payments to be received will be considered. Per-dollar sales expenses are likely to be less on larger purchase payments than on smaller ones.

            Any prior or existing relationship with us will be considered. Per-contract sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

            The level of commissions paid to selling broker-dealers will be considered. Certain broker-dealers may offer the contract in connection with financial planning programs offered on a fee-for-service basis. In view of the financial planning fees, such broker-dealers may elect to receive lower commissions for sales of the contracts, thereby reducing our sales expenses.

            There may be other circumstances of which we are not presently aware, which could result in reduced sales expenses.

If (after consideration of the foregoing factors) we determine that there will be a reduction in sales expenses, we will provide a reduction in the withdrawal charge. In no event will reduction or elimination of the withdrawal charge be permitted where that reduction or elimination will be unfairly discriminatory to any person. For further information, contact your registered representative.

ADMINISTRATION FEES

Two fees may be deducted under a contract to compensate us for our costs of providing all administrative services attributable to the contracts and the operations of the Variable Account.

We will deduct an administration fee of $40 each year. However, if during the accumulation period the contract value is equal to or greater than $100,000 at the time of the fee's assessment, we will waive the fee. During the accumulation period, this administration fee is deducted on the last day of each contract year. It is withdrawn from each investment option in the same proportion that the value of that investment option bears to the contract value. If the entire contract is withdrawn on other than the last day of any contract year, the $40 administration fee will be deducted from the amount paid. During the pay-out period, the fee is deducted on a pro-rata basis from each annuity payment.

A daily fee in an amount equal to 0.30% of the value of each variable account investment options on an annual basis is deducted from each variable account investment option as an administration fee. This asset-based administration fee will not be deducted from the fixed account investment options. The charge will be reflected in the contract value as a proportionate reduction in the value of each variable investment account.

Even though administrative expenses may increase, we guarantee that it will not increase the amount of the administration fees.

We deduct asset-based charges totaling 1.55% on an annual basis for administration, and mortality and expense risks, assuming no optional riders are elected.

MORTALITY AND EXPENSE RISKS CHARGE

The mortality risk we assume is the risk that annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity rates incorporated into the contract that cannot be changed. This assures each annuitant that his or her longevity will not have an adverse effect on the amount of annuity benefit payments. We also assume mortality risks in connection with our guarantee that, if the contract owner dies during the accumulation period, we will pay a death benefit. The expense risk we assume is the risk that the administration charges, distribution charge, or withdrawal charge may be insufficient to cover actual expenses.

To compensate us for assuming these risks, we deduct from each of the variable account investment options a daily charge in an amount equal to 1.25% of the value of the variable investment accounts on an annual basis. The rate of the mortality and expense risks charge cannot be increased. If the charge is insufficient to cover the actual cost of the mortality and expense risks assumed, we will bear the loss. Conversely, if the

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charge proves more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. On the Period Certain Only Annuity Options, if you elect benefits payable on a variable basis, the mortality and expense risks charge is assessed although we bear only the expense risk and not the mortality risk. The mortality and expense risks charge is not assessed against the fixed account investment options.

We will charge you for state premium taxes to the extent we incur them and reserve the right to charge you for new taxes we may incur.

TAXES

We reserve the right to charge, or provide for, certain taxes against purchase payments, contract values or annuity benefit payments. Such taxes may include premium taxes or other taxes levied by any government entity which the we determine to have resulted from our:

      -     establishment or maintenance of the Variable Account,

      -     receipt of purchase payments,

      -     issuance of the contacts, or

      - commencement or continuance of annuity benefit payments under the contracts.

      -

In addition, we will withhold taxes to the extent required by applicable law.

Except for residents of those states which apply premium taxes upon receipt of purchase payments, premium taxes will be deducted from the contract value used to provide for fixed or variable annuity benefit payments. For residents of those states which apply premium taxes upon receipt of purchase payments, premium taxes will be deducted upon payment of any withdrawal benefits, upon any annuitization, or payment of death benefits. The amount deducted will depend on the premium tax assessed in the applicable state. State premium taxes currently range from 0% to 3.5% depending on the jurisdiction and the tax status of the contract and are subject to change by the legislature or other authority. See APPENDIX C for a table of State Premium Taxes.

EXPENSES OF DISTRIBUTING THE CONTRACT


Standard Compensation. John Hancock Distributors, LLC ("JHD LLC") (formerly, Manulife Financial Securities LLC pays broker-dealers who have selling agreements with JHD LLC compensation for the promotion and sale of contracts. Registered representatives of these broker-dealers who solicit sales of the contract typically receive a portion of the compensation paid by JHD LLC to the broker-dealer in the form of commissions or other compensation, depending on the agreement between the broker-dealer and the registered representative. This compensation, as well as any other incentives or payments, is not paid directly by contract owners. JHD LLC intends to recoup this compensation and other sales expenses paid to broker-dealers through the fees and charges imposed under the contract. (See CHARGES AND DEDUCTIONS.)



The amount and timing of compensation JHD LLC may pay to broker-dealers may vary depending on the selling agreement but is not expected to exceed 6.50% of purchase payments plus 1.20% of the contract value per year commencing one year after each purchase payment. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, JHD LLC may pay or allow other promotional incentives or payments in the form of cash or other compensation to broker-dealers.



Additional Compensation and Revenue Sharing. JHD LLC and its affiliates may pay broker-dealers additional compensation or reimbursement for their efforts in selling contracts to you and other customers, including for, among other things, training of sales personnel, marketing or other sales-related services they provide to JHD LLC or our affiliates. The compensation or reimbursement is not paid directly by contract owners. In addition, JHD LLC may enter into special compensation arrangements with certain broker-dealer firms based on those firms' aggregate or anticipated sales of the contracts or other criteria. These special compensation arrangements will not be offered to all broker-dealer firms, and the terms of such arrangements may differ among broker-dealer firms based on various factors. Any such compensation payable to a broker-dealer firm will not result in any additional direct charge to you by us.


CONTRACTS SOLD DIRECTLY WITHOUT PAYMENT OF ANY SALES COMPENSATION

The contract may be sold directly to certain individuals under various circumstances that do not involve payment of any sales compensation to a registered representative. For such contracts issued on or after March 15, 2004, we will credit initial and subsequent purchase payments to the contract with an additional 5% of the purchase payment. (However, the amount of the payment enhancement and the credit may not exceed 10% of the purchase payment. Therefore, if the payment enhancement exceeds 5%, the amount of

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the credit will be reduced so that the total of the payment enhancement and the credit equals 10% of the purchase payment.).

For subsequent purchase payments to contracts issued before March 15, 2004, we will apply the credit and the payment enhancement (subject to the limitations on the aggregate credit and payment enhancement that may be applied) in effect at the time of the issuance of the contract.

The credit may be terminated or reduced at any time for contracts issued, and subsequent purchase payments made, after the date of termination. Initial and subsequent purchase payments that do not receive the payment enhancements and credits described above will receive the guaranteed payment enhancements set forth under "Payment Enhancements" above.

We anticipate applying for SEC exemptive relief to retain the amount by which the sum of the payment enhancement and the credit exceeds the amount of the applicable withdrawal charge if the contract owner redeems his contract within two years of the contract being credited with this amount.

The following classes of individuals are eligible for the credit described above:


      - officers, directors, trustees or employees (or a relative thereof) of John Hancock USA, Manulife, the Trust or any of their affiliates, and



      - employees and registered representatives (and their immediate families) of registered broker-dealers (or their financial institutions) that: (x) have a sales agreements with John Hancock USA and its principal underwriter, JHD LLC, to sell the contracts and (y) have approved the payment of the credit to their employees and registered representatives.


FEDERAL TAX MATTERS

INTRODUCTION

The following discussion of the federal income tax treatment of the contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. You should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, Treasury Department regulations, IRS rulings and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the IRS, and judicial decisions.

This discussion does not address state or local tax consequences associated with the purchase of a contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

OUR TAX STATUS

We are taxed as a life insurance company. Because the operations of the Variable Account are a part of, and are taxed with, our operations, the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under existing Federal income tax laws, we are not taxed on the investment income and capital gains of the Variable Account, but the operations of the Variable Account may reduce our Federal income taxes. For example, we may be eligible for certain tax credits or deductions relating to foreign taxes paid and dividends received by the portfolios. Our use of these tax credits and deductions will not adversely affect or benefit the Variable Account. We do not anticipate that we will be taxed on the income and gains of the Variable Account in the future, but if we are, we may impose a corresponding charge against the Variable Account.

TAXATION OF ANNUITIES IN GENERAL

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Gains inside the contract are usually tax-deferred until you make a withdrawal, start receiving annuity benefit payments, or receive a death benefit payment.

TAX DEFERRAL DURING ACCUMULATION PERIOD

Under existing provisions of the Code, except as described below, any increase in the contract value is generally not taxable to the contract owner or annuitant until received, either in the form of annuity benefit payments, or in some other form of distribution. Certain requirements must be satisfied in order for this general rule to apply, including:

      - the contract must be owned by an individual (or treated as owned by an individual),

      - the investments of the Variable Account must be "adequately diversified" in accordance with Treasury Department regulations,

      - we, rather than the contract owner, must be considered the owner of the assets of the Variable Account for federal tax purposes, and

      - the contract must provide for appropriate amortization, through annuity benefit payments, of the contract's purchase payments and earnings, e.g., the pay-out period must not occur near the end of the annuitant's life expectancy.

NON-NATURAL OWNERS. As a general rule, deferred annuity contracts held by "non-natural persons" (such as a corporation, trust or other similar entity) are not treated as annuity contracts for federal income tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There are several exceptions to this general rule for non-natural contract owners. First, contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as an agent for a natural person. This special exception will not apply, however, in the case of any employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees.

Exceptions to the general rule for non-natural contract owners will also apply with respect to:

      - contracts acquired by an estate of a decedent by reason of the death of the decedent,

      -     certain qualified contracts,

      - certain contracts purchased by employers upon the termination of certain qualified plans,

      - certain contracts used in connection with structured settlement agreements, and

      - contracts purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

LOSS OF INTEREST DEDUCTION WHERE CONTRACTS ARE HELD BY OR FOR THE BENEFIT OF CERTAIN NON-NATURAL PERSONS. In the case of contracts issued after June 8, 1997 to a non-natural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, otherwise deductible interest may not be deductible by the entity, regardless of whether the interest relates to debt used to purchase or carry the contract. However, this interest deduction disallowance does not affect contracts where the income on such contracts is treated as ordinary income that is received or accrued by the owner during the taxable year. Entities that are considering purchasing the contract, or entities that will be beneficiaries under a contract, should consult a tax advisor.

DIVERSIFICATION REQUIREMENTS. For a contract to be treated as an annuity for Federal income tax purposes, the investments of the Variable Account must be "adequately diversified" in accordance with Treasury Department Regulations. The IRS has issued regulations which prescribe standards for determining whether the investments of the Variable Account are "adequately diversified." If the Variable Account failed to comply with these diversification standards, a contract would not be treated as an annuity contract for Federal income tax purposes and the contract owner would generally be taxable currently on the excess of the contract value over the premiums paid for the contract.

Although we do not control the investments of the portfolios, we expect that the portfolios will comply with such regulations so that the Variable Account will be considered "adequately diversified."

OWNERSHIP TREATMENT. In certain circumstances, a variable annuity contract owner may be considered the owner, for Federal income tax purposes, of the assets of the insurance company separate account used to support his or her contract. In those circumstances, income and gains from such separate account assets would be includible in the contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses "incidents of ownership" in those assets, such as the ability to exercise investment control over the assets. In addition, the Treasury Department announced, in connection with the issuance of regulations concerning

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

investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

The ownership rights under this contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets (and thus not taxable on the income and gains). For example, the owner of this contract has the choice of many more investment options to which to allocate premiums and contract values, and may be able to transfer among investment options more frequently than in such rulings. THESE DIFFERENCES COULD RESULT IN THE CONTRACT OWNER BEING TREATED AS THE OWNER OF THE ASSETS OF THE VARIABLE ACCOUNT AND THUS SUBJECT TO CURRENT TAXATION ON THE INCOME AND GAINS FROM THOSE ASSETS. In addition, we do not know what standards will be set forth in the regulations or rulings which the Treasury Department has stated it expects to issue. We therefore reserve the right to modify the contract as necessary to attempt to prevent the contract owners from being considered the owners of the assets of the Variable Account. However, there is no assurance such efforts will be successful.

DELAYED PAY-OUT PERIODS. If the contract's pay-out period commences (or is scheduled to commence) at a time when the annuitant has reached an advanced age, e.g., past age 85, it is possible that the contract would not be treated as an annuity for Federal income tax purposes. In that event, the income and gains under the contract could be currently includible in the owner's income.

The remainder of this discussion assumes that the contract will be treated as an annuity contract for Federal income tax purposes and that we will be treated as the owner of the Variable Account assets.

TAXATION OF PARTIAL AND FULL WITHDRAWALS

In the case of a partial withdrawal before the payout period commences, amounts received are taxable as ordinary income to the extent the contract value before the withdrawal exceeds the "INVESTMENT IN THE CONTRACT." In the case of a full withdrawal, amounts received are includible in income to the extent they exceed the investment in the contract. For these purposes the investment in the contract at any time equals the total of the purchase payments made under the contract to that time (to the extent such payments were neither deductible when made nor excludible from income as, for example, in the case of certain employer contributions to qualified plans) less any amounts previously received from the contract which were not included in income. In this regard, the payment enhancements provided under a contract are not treated as purchase payments and thus do not increase the investment in the contract.

Other than in the case of certain qualified contracts, any amount received as a loan under a contract, and any assignment or pledge (or agreement to assign or pledge) any portion of the contract value, is treated as a withdrawal of such amount or portion. (Loans, assignments and pledges are permitted only in limited circumstances under qualified contracts.) The investment in the contract is increased by the amount includible in income with respect to such assignment or pledge, though it is not affected by any other aspect of the assignment or pledge (including its release). If an individual transfers his or her interest in an annuity contract without adequate consideration to a person other than the owner's spouse (or to a former spouse incident to divorce), the owner will be taxed on the difference between the contract value and the investment in the contract at the time of transfer. In such a case, the transferee's investment in the contract will be increased to reflect the amount included in the transferor's income.

The contract provides a death benefit and optional death benefits, each of which in certain circumstances may exceed the greater of the purchase payments and the contract value. As described elsewhere in this Prospectus, we impose certain charges with respect to the death benefit. It is possible that those charges (or some portion thereof) could be treated for Federal income tax purposes as a partial withdrawal from the contract.

As mentioned above, amounts received in a partial withdrawal are taxable to the extent that the contract value exceeds the investment in the contract. There is some uncertainty regarding the effect that the market value adjustment and certain optional benefits, e.g., the Principal Plus Rider, might have on the amount that is treated as the contract value for this purpose. As a result, the taxable portion of amounts received in a partial withdrawal could be greater or less depending on how the market value adjustment and such optional benefits are treated for this purpose.

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There may be special income tax issues present in situations where the owner and the annuitant are not the same person and are not married to one another. A tax advisor should be consulted in those situations.

A portion of each annuity payment is usually taxable as ordinary income.

TAXATION OF ANNUITY BENEFIT PAYMENTS

Normally, a portion of each annuity benefit payment is taxable as ordinary income. The taxable portion of an annuity benefit payment is equal to the excess of the payment over the "exclusion amount." In the case of variable annuity benefit payments, the exclusion amount is the investment in the contract (defined above) allocated to the variable annuity option, adjusted for any period certain or refund feature, when payments begin to be made divided by the number of payments expected to be made (determined by Treasury Department regulations which take into account the annuitant's life expectancy and the form of annuity option selected).

In the case of fixed annuity benefit payments, the exclusion amount is the amount determined by multiplying the payment by the ratio of (a) to (b), where:

      (a) is the investment in the contract allocated to the fixed annuity option (adjusted for any period certain or refund feature) and

      (b) is the total expected value of fixed annuity benefit payments for the term of the contract (determined under Treasury Department regulations).

A simplified method of determining the taxable portion of annuity benefit payments applies to contracts issued in connection with certain qualified plans other than IRAs.

Once the total amount of the investment in the contract is excluded using these ratios, annuity benefit payments will be fully taxable. If annuity benefit payments cease because of the death of the annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction to the annuitant in his or her last taxable year.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a contract because of the death of an owner or the annuitant. During the accumulation period, death benefit proceeds are includible in income as follows:

      - if distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above,

      - if distributed under an annuity option, they are taxed in the same manner as annuity benefit payments, as described above, or

      - If distributed as a series of withdrawals over the beneficiary's life expectancy, they are taxable to the extent the contract value exceeds the "investment in the contract" (as adjusted to reflect prior withdrawals).

During the pay-out period, where a guaranteed period exists under an annuity option and the annuitant dies before the end of that period, payments made to the beneficiary for the remainder of that period are includible in income as follows:

      - if received in a lump sum, they are includible in income to the extent that they exceed the unrecovered investment in the contract at that time, or

      - if distributed in accordance with the existing annuity option selected, they are fully excludable from income until the remaining investment in the contract is deemed to be recovered, and all annuity benefit payments thereafter are fully includible in income.

Withdrawals and annuity benefit distributions prior to age 59 1/2 may incur a 10% penalty tax.

PENALTY TAX ON PREMATURE DISTRIBUTIONS

There is a 10% penalty tax on the taxable amount of any distribution from a non-qualified contract unless the distribution is:

      - received on or after the date on which the contract owner reaches age 59 1/2;

      - attributable to the contract owner's becoming disabled (as defined in the tax law);

      - made to a beneficiary on or after the death of the contract owner or, if the contract owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);

      - made as a series of substantially equal periodic payments (not less frequently than

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

            annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law);

      - made under an annuity contract purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period; or

      - made with respect to certain annuities issued in connection with structured settlement agreements.

A similar penalty tax, applicable to distributions from certain qualified contracts, is discussed below.

AGGREGATION OF CONTRACTS

In certain circumstances, the amount of an annuity payment or a withdrawal from a contract that is includible in income may be determined by combining some or all of the non-qualified contracts owned by an individual. For example, if a person purchases a contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract. The effects of such aggregation are not clear; however, it could affect the amount of a withdrawal or an annuity payment that is taxable and the amount which might be subject to the penalty tax described above. Aggregation may also be required with respect to old and new contracts if a portion of an existing contracts value is invested in a new contract in a tax-free partial exchange under section 1035 of the Code.

Special tax provisions apply to qualified plans. Consult your tax advisor prior to using the contract with a qualified plan.

QUALIFIED RETIREMENT PLANS

The contracts are also available for use in connection with certain types of retirement plans, including IRAs, which receive favorable treatment under the Code ("QUALIFIED PLANS"). Numerous special tax rules apply to the participants in qualified plans and to the contracts used in connection with qualified plans. Therefore, no attempt is made in this Prospectus to provide more than general information about use of the contract with the various types of qualified plans. Brief descriptions of various types of qualified plans in connection with which we may issue a contract (and a discussion of possible consequences of certain features of the contracts under those types of qualified plans) are contained in APPENDIX E to this Prospectus. In particular, as noted in APPENDIX E, you should consider the effects of the death benefit and the payment enhancement on the income tax treatment of certain types of qualified plans, including IRAs.

The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity benefit payments under certain qualified contracts, there may be no "investment in the contract" and the total amount received may be taxable. Also, loans from qualified contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax advisor and retirement plan fiduciary prior to exercising your loan privileges.) Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for that contribution, are limited under qualified plans. If you are considering the purchase of a contract in connection with a qualified plan, you should consider, in evaluating the suitability of the contract, that the contract requires a minimum initial purchase payment of $10,000. If this contract is used in connection with a qualified plan, the owner and annuitant must be the same individual. If a co-annuitant is named, all distributions made while the annuitant is alive must be made to the annuitant. Also, if a co-annuitant is named who is not the annuitant's spouse, the annuity options which are available may be limited, depending on the difference in ages between the annuitant and co-annuitant. Additionally, for contracts issued in connection with qualified plans subject to the Employee Retirement Income Security Act, the spouse or ex-spouse of the owner will have rights in the contract. In such case, the owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.

In addition, special rules govern the time at which distributions to the owner and beneficiaries must commence and the form in which the distributions must be paid. These special rules may also require the length of any guarantee period to be limited. These minimum distribution requirements may affect your ability to use GRIP II (Not Available for Contracts Purchased on and after December 30, 2002. Please see Appendix F for details) in connection with certain qualified plans, including IRAs. They also affect the

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restrictions that may be imposed by the owner on the timing and manner of payment of death benefits to the owner's designated beneficiaries and the period of time over which a designated beneficiary may extend payment of the death benefits under the contract. In addition, the presence of the death benefit or an optional benefit, such as the Principal Plus Rider, could affect the amount of the required minimum distribution that must be made under the contract. Failure to comply with minimum distribution requirements applicable to qualified plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan. In the case of IRAs (other than Roth IRAs), lifetime distributions of minimum amounts (as specified in the tax law) to the owner must generally commence by April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2. In the case of certain other qualified plans, such distributions must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. Distributions made under certain qualified plans, including IRAs, after the owner's death must also comply with the minimum distribution requirements, and different rules governing the timing and the manner of payments apply, depending on whether the designated beneficiary is an individual, and, if so, the owner's spouse, or an individual other than the owner's spouse. If you wish to impose restrictions on the timing and manner of payment of death benefits to your designated beneficiaries or if your beneficiary wishes to extend over a period of time the payment of the death benefits under your contract, please consult a tax advisor.

There is also a 10% penalty tax on the taxable amount of any distribution from certain qualified contracts (including some distributions from Section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any distribution received from a "SIMPLE retirement account" during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement (as defined in the tax law) maintained by the individual's employer.) There are exceptions to this penalty tax which vary depending on the type of qualified plan. In the case of an "Individual Retirement Annuity" or an "IRA," including a "SIMPLE IRA," exceptions provide that the penalty tax does not apply to a distribution:

      - received on or after the date on which the contract owner reaches age 59 1/2,

      - received on or after the owner's death or because of the owner's disability (as defined in the tax law), or

      - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law).

These exceptions, as well as certain others not described herein, generally apply to taxable distributions from other qualified plans (although, in the case of plans qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs taken after December 31, 1997 which are used for qualified first time home purchases or for higher education expenses. Special conditions must be met to qualify for these two exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax advisor.

When issued in connection with a qualified plan, a contract will be amended as generally necessary to conform to the requirements of the plan. However, the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we will not be bound by terms and conditions of qualified plans to the extent those terms and conditions contradict the contract, unless we consent.

DIRECT ROLLOVERS

If the contract is used in connection with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, or a governmental deferred compensation plan described in Section 457(b) of the Code, any "ELIGIBLE ROLLOVER DISTRIBUTION" from the contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from such qualified plans or governmental deferred compensation plans, excluding certain amounts such as (i) minimum distributions required under Section 401(a)(9) of the Code, and (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments," and (iii) if applicable, certain hardship withdrawals.

Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the contract, discussed below, the owner cannot elect out of withholding with respect to an eligible

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rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, the person receiving the distribution elects to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

LOANS

A loan privilege is available only to owners of contracts issued in connection with Section 403(b) retirement arrangements that are not subject to Title 1 of ERISA. The requirements and limitations governing the availability of loans, including the maximum amount that a participant may take as a loan, are subject to the rules in the Code, Treasury Department regulations, and our procedures in effect at the time a loan is made. Because the rules governing loans under section 403(b) contracts are complicated, you should consult your tax advisor before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply.

Federal tax law also requires loans to be repaid in a certain manner and over a certain period of time. For example, loans generally are required to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of the plan participant), with repayments made at least quarterly and in substantially level amortized payments over the term of the loan. Interest will be charged on your loan amount. Failure to make a loan repayment when due will result in adverse taxes income tax consequences to you.

When you request a loan, we will reduce your investment in the investment accounts and transfer the amount of the loan to the "loan account," a part of our general account. You may designate the investment accounts from which the loan is to be withdrawn. Absent such a designation, the amount of the loan will be withdrawn from the investment accounts in accordance with the rules for making partial withdrawals (see "Withdrawals" above). When a loan is repaid, the appropriate amount of the repayment will be transferred from the loan account to the investment accounts. You may designate the investment accounts to which a repayment is to be allocated. Otherwise, the repayment will be allocated in the same manner as your purchase payments are currently being allocated.

The amount of any unpaid loans will be deducted from the death benefit otherwise payable under the contract. In addition, loans, whether or not repaid, will have a permanent effect on the contract value because the investment results of the investment accounts will apply only to the unborrowed portion of the contract value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable. If investment results are greater than the rate being credited on amounts held in your loan account while your loan is unpaid, your contract value will not increase as rapidly as it would have if no loan were unpaid. If investment results are below that rate, your contract value will be greater than it would have been had no loan been outstanding.

We may be required to withhold amounts from some distributions for federal income taxes.


Federal Income Tax Withholding


We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under a contract unless the person receiving the distribution notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, (for instance, in the case of an eligible rollover distribution), we may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity benefit payments are the same as the withholding rates generally applicable to payments of wages. In addition, the withholding rate applicable to the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and rollovers from non-Roth IRAs to Roth
IRAs) is 10%. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

GENERAL MATTERS

ASSET ALLOCATION SERVICES

We are aware that certain third parties are offering asset allocation and timing services ("Asset Allocation Services") in connection with the contracts. In certain cases we have agreed to honor transfer instructions from such Asset Allocation Services where we have received powers of attorney, in a form acceptable to us, from the contract owners participating in the service and where the Asset Allocation Service has agreed to the trading restrictions imposed by us. WE DO NOT ENDORSE, APPROVE OR RECOMMEND SUCH SERVICES IN

ANY WAY AND YOU SHOULD BE AWARE THAT FEES PAID FOR SUCH SERVICES ARE SEPARATE AND IN ADDITION TO FEES PAID UNDER THE CONTRACTS.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program ("ORP") to withdraw their interest in a variable annuity contract issued under the ORP only upon:

      - termination of employment in the Texas public institutions of higher education,

      -     retirement,

      -     death, or

      -     the participant's attainment of age 70 1/2.

Accordingly, before any amounts may be distributed from the contract, proof must be furnished to us that one of these four events has occurred. The foregoing restrictions on withdrawal do not apply in the event a participant in the ORP transfers the contract value to another contract or another qualified custodian during the period of participation in the ORP. Loans are not available under contracts subject to the ORP.

We pay broker-dealers to sell the Contracts.


Distribution of Contracts



JHD LLC, a Delaware limited liability company that we control, is the principal underwriter of the contracts. JHD LLC, located at 601 Congress Street, Boston, Massachusetts 02210, is a broker-dealer registered under the Securities Exchange Act of 1934 (the "1934 Act") and a member of the National Association of Securities Dealers, Inc. (the "NASD"). Sales of the contracts will be made by registered representatives of broker-dealers authorized by JHD LLC to sell the contracts. Those registered representatives will also be our licensed insurance agents.


CONTRACT OWNER INQUIRIES

Your inquiries should be directed to our Annuity Service Office at P.O. Box 55230, Boston, Massachusetts 02205-5230.

CONFIRMATION STATEMENTS

You will be sent confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. Any mistakes should immediately be reported to our Company's Annuity Service Office. If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

LEGAL PROCEEDINGS


There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither we nor JHD LLC are involved in any litigation that is of material importance to either, or that relates to the Variable Account.


CANCELLATION OF CONTRACT

We may, at our option, cancel a contract at the end of any two consecutive contract years in which no purchase payments by or on behalf of you, have been made, if both:

      - the total purchase payments made for the contract, less any withdrawals, are less than $2,000; and

      - the contract value at the end of such two year period is less than $2,000.

As a matter of administrative practice, we will attempt to notify you prior to such cancellation in order to allow you to make the necessary purchase payment to keep the contract in force. The cancellation of contract provisions may vary in certain states in order to comply with the requirements of insurance laws and regulations in such states.

VOTING INTEREST

As stated above, we will vote shares of the portfolios held in the Variable Account at shareholder meetings according to voting instructions received from the persons having the voting interest under the contracts.

ACCUMULATION PERIOD. During the accumulation period, the contract owner has the voting interest under a contract. The number of votes for each portfolio for which voting instructions may be given is determined by dividing the value of the investment account corresponding to the variable account investment option in which such portfolio shares are held by the net asset value per share of that portfolio.

PAY-OUT PERIOD. During the pay-out period, the annuitant has the voting interest under a contract. The number of votes as to each portfolio for which voting instructions may be given is determined by dividing the reserve for the contract allocated to the variable account investment option in which such portfolio shares are held by the net asset value per share of that portfolio.

Generally, the number of votes tends to decrease as annuity benefit payments progress since the amount of reserves attributable to a contract will usually decrease after commencement of annuity benefit payments. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting.

REINSURANCE ARRANGEMENTS

We utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the contracts' guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer's contractual liability runs solely to us, and no contract owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations. Some of the benefits that may be reinsured include guaranteed death benefits and fixed account guarantees.

                            APPENDIX A: SPECIAL TERMS

The following terms as used in this Prospectus have the indicated meanings:

ACCUMULATION PERIOD: The period between the issue date of the contract and the maturity date of the contract. During this period, purchase payment(s) are typically made to the contract by the owner.

ACCUMULATION UNIT: A unit of measure that is used to calculate the value of the variable portion of the contract before the maturity date.

ANNUITANT: Any natural person or persons whose life is used to determine the duration of annuity benefit payments involving life contingencies. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "co-annuitant." The "annuitant" and "co-annuitant" will be referred to collectively as "annuitant." The "annuitant" is as designated on the contract specification page, unless changed. The annuitant becomes the owner of the contract on the Maturity Date.

ANNUITY OPTION: The method you select (or as specified in the contract if no selection is made) for annuity benefit payments from us to the annuitant.

ANNUITY SERVICE OFFICE: The address of our Annuity Service Office is: P.O. Box 55230, Boston, Massachusetts 02205-5230.

ANNUITY UNIT: A unit of measure that is used after the maturity date to calculate variable annuity benefit payments.

BENEFICIARY: The person, persons or entity entitled to the death benefit under the contract upon the death of a contract owner or, in certain circumstances, an annuitant. The beneficiary is as specified in the contract specification page, unless changed. If there is a surviving contract owner, that person will be deemed the beneficiary.

COMMUTED VALUE: The present value of any remaining guaranteed annuity benefit payments.

CONTINGENT BENEFICIARY: The person, persons or entity to become the beneficiary if the beneficiary is not alive. The contingent beneficiary is as specified in the application, unless changed.

CONTRACT ANNIVERSARY: The anniversary of the contract date.

CONTRACT DATE: The date of issue of the contract.

CONTRACT VALUE: The total of the investment account values and, if applicable, any amount in the loan account attributable to the contract.

CONTRACT YEAR: The period of twelve consecutive months beginning on the contract date or any anniversary thereof.

DUE PROOF OF DEATH: Due Proof of Death is required upon the death of the contract owner or annuitant, as applicable. One of the following must be received at our Annuity Service Office within one year of the date of death:


      -     A certified copy of a death certificate;



      - A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or



      -     Any other proof satisfactory to us.


Death Benefits will be paid within 7 days of receipt of due proof of death and all required claim forms by our Annuity Service Office.

FIXED ANNUITY: An annuity option with payments which are predetermined and guaranteed as to dollar amount.

GENERAL ACCOUNT: All our assets other than assets in separate accounts.

INVESTMENT ACCOUNT: An account we establish which represents your interest in an investment option during the Accumulation Period.

INVESTMENT ACCOUNT VALUE: The value of your allocation to an investment account.

INVESTMENT OPTIONS: The investment choices available to contract owners.

LOAN ACCOUNT: The portion of the general account that is used for collateral when a loan is taken.

MATURITY DATE: The date on which the pay-out period commences. The maturity date is the date specified on the contract specifications page and is generally the first day of the month following the later of the annuitant's 85th birthday or the tenth contract anniversary, unless changed.

NET PURCHASE PAYMENT: The purchase payment less the amount of premium tax, if any, plus any applicable Payment Enhancement.

NON-QUALIFIED CONTRACTS: Contracts which are not issued under qualified plans.

OWNER OR CONTRACT OWNER ("YOU"): The person, persons (co-owner) or entity entitled to all of the ownership rights under the contract. The owner has the legal right to make all changes in contractual designations where specifically permitted by the contract. The owner is as specified in the contract specifications page, unless changed. The maximum issue age is 80. The annuitant becomes the owner of the contract on the Maturity Date.

PAYMENT ENHANCEMENT: The amount in addition to your payment that we add to your contract at the time you make a purchase payment.

PAY-OUT PERIOD: The pay-out period is the period when we make annuity benefit payments to you.

PORTFOLIO: A separate investment portfolio in which the Variable Account invests, or of any successor mutual funds.

PURCHASE PAYMENT: An amount you pay to us as consideration for the benefits provided by the contract.

QUALIFIED CONTRACTS: Contracts issued under qualified plans.

QUALIFIED PLANS: Retirement plans which receive favorable tax treatment under
Section 401, 403, 408, 408A or 457 of the Internal Revenue Code of 1986, as amended.

SEPARATE ACCOUNT: A segregated account that we establish that is not commingled with our general assets and obligations.

SUB-ACCOUNT(S): One or more of the sub-accounts of the Variable Account. Each sub-account is invested in shares of a different portfolio.

VALUATION DATE: Any date on which the New York Stock Exchange is open for business and the net asset value of a portfolio is determined.

VALUATION PERIOD: Any period from one valuation date to the next, measured from the time on each such date that the net asset value of each portfolio is determined.

VARIABLE ACCOUNT: One of our separate accounts that is used to fund the contracts.

VARIABLE ANNUITY: An annuity option with payments which: (1) are not predetermined or guaranteed as to dollar amount, and (2) vary in relation to the investment experience of one or more specified sub-accounts.

            APPENDIX B: EXAMPLES OF CALCULATION OF WITHDRAWAL CHARGE

EXAMPLE 1 - Assume that a single payment of $50,000 is made, a 3% payment enhancement of $1,500 is credited to contract value, and no additional payments are made and there are no partial withdrawals.

The table below illustrates five examples of the withdrawal charges that would be imposed if the contract were completely withdrawn. All contract values are hypothetical.

                             FREE
CONTRACT   HYPOTHETICAL   WITHDRAWAL    PAYMENTS   WITHDRAWAL   CHARGE
  YEAR    CONTRACT VALUE    AMOUNT     LIQUIDATED   PERCENT     AMOUNT
--------  --------------  -----------  ----------  ----------  --------
   2          $55,000     $ 5,000 (A)    $50,000      8.50%     $4,250
   4          $50,500     $ 5,000 (B)    $45,500      7.00%     $3,185
   6          $60,000     $10,000 (C)    $50,000      5.00%     $2,500
   7          $35,000     $ 5,000 (D)    $45,000      4.00%     $1,800
   8          $80,000     $30,000 (E)    $50,000      3.00%     $1,500
  10          $70,000     $20,000 (F)    $50,000      0.00%     $    0

During any contract year the free withdrawal amount is the greater of the contract value minus unliquidated payments (accumulated earnings), or 10% of total payments made under the contract minus any partial withdrawals in that contract year.

(A) In the second contract year the earnings under the contract are $5,000 ($55,000 - $50,000 = $5,000), and 10% of payments is equal to $5,000 (0.10 x
$50,000 = $5,000). Consequently, on total withdrawal $5,000 is withdrawn free of the withdrawal charge, the entire $50,000 payment is liquidated and the withdrawal charge is assessed against that liquidated payment.

(B) In the example for the fourth contract year, the accumulated earnings of $500 is less than 10% of purchase payments, therefore the free withdrawal amount is equal to 10% of purchase payments ($50,000 x 10% = $5,000) and the withdrawal charge is only applied to purchase payments liquidated (contract value less withdrawal amount).

(C) In the example for the sixth contract year, the accumulated earnings of $10,000 is greater than 10% of payments ($5,000). The free withdrawal amount therefore is equal to the accumulated earnings of $10,000 and the withdrawal charge is applied to the payments liquidated.

(D) In the example for the seventh contract year, the contract has negative accumulated earnings ($35,000 - $50,000), so the free withdrawal amount is 10% of payments (50,000 x 10% = $5,000) and the withdrawal charge is applied to total purchase payments less the free withdrawal amount. This calculation only applies to contracts issued on or after April 1, 2003. For contracts issued prior to April 1, 2003, the withdrawal charge would be applied to the lesser of the total payments or the contract value, less the free withdrawal amount. In this example, the payments liquidated would be $30,000 ($35,000 - $5,000).

(E) In the example for the eighth contract year, the accumulated earnings of $30,000 is greater than 10% of payments ($5,000). The free withdrawal amount therefore is equal to the accumulated earnings of $30,000 and the withdrawal charge is applied to the payments liquidated.

(F) There is no withdrawal charge on any payments that have been in the contract for at least 10 years.

EXAMPLE 2 - Assume: that a single payment of $50,000 is made, a 3% payment enhancement of $1,500 is credited to contract value, no transfers are made, no additional payments are made, and that there are a series of four partial withdrawals made during the third contract year of $2,000, $5,000, $7,000 and $8,000.

                 PARTIAL        FREE
 HYPOTHETICAL   WITHDRAWAL   WITHDRAWAL   PAYMENTS   WITHDRAWAL CHARGE
CONTRACT VALUE    AMOUNT       AMOUNT    LIQUIDATED  PERCENT    AMOUNT
--------------  ----------  -----------  ----------  -------    ------
   $65,000        $2,000    $15,000 (A)    $    0     8.00%      $  0
   $49,000        $5,000    $ 3,000 (B)    $2,000     8.00%      $160
   $52,000        $7,000    $ 4,000 (C)    $3,000     8.00%      $240
   $44,000        $8,000    $     0 (D)    $8,000     8.00%      $640

(A) The free withdrawal amount during any contract year is the greater of the contract value minus unliquidated payments (accumulated earnings), or 10% of payments minus 100% of all prior withdrawals in that contract year.

For the first example, accumulated earnings of $15,000 ($65,000 - $50,000 = $15,000) is the free withdrawal amount since it is greater than 10% of payments less prior withdrawals ($5,000 - $0). The amount requested ($2,000) is less than the free withdrawal amount. Therefore, payments are not liquidated and no withdrawal charge applies.

(B) The contract has negative accumulated earnings ($49,000 - $50,000 <0), so the free withdrawal amount is limited to 10% of payments minus 100% of all prior withdrawals during the contract year. Because $2,000 has already been withdrawn in the current contract year, the remaining free withdrawal during the third contract year is $3,000. The $5,000 partial withdrawal will consist of $3,000 free of withdrawal charge, and the remaining $2,000 will be subject to a withdrawal charge and will result in payments being liquidated. The remaining unliquidated payments after the $5,000 partial withdrawal are $48,000 ($50,000 - $2,000 = $48,000).

(C) The contract has increased in value to $52,000. The unliquidated payments are $48,000 which results in $4,000 of accumulated earnings ($52,000 - $48,000 = $4,000) which is greater than 10% of payments minus prior withdrawals this contract year ($5,000 - $2,000 - $5,000 < 0 ). Hence the free withdrawal amount is $4,000, leaving $3,000 of the $7,000 partial withdrawal subject to a withdrawal charge. The unliquidated payments are reduced by $3,000 to $45,000.

(D) The free withdrawal amount is zero since the contract has negative accumulated earnings ($44,000 - $45,0000 < 0) and the full 10% of payments ($5,000) has already been withdrawn. The full amount of $8,000 will result in payments being liquidated subject to a withdrawal charge. At the beginning of the next contract year the full 10% of payments would be available for withdrawal requests during that contract year.

                         APPENDIX C: STATE PREMIUM TAXES

Premium taxes vary according to the state and are subject to change. In many jurisdictions there is no tax at all. For current information, a tax adviser should be consulted.

                          TAX RATE
                  ------------------------
                  QUALIFIED  NON-QUALIFIED
STATE             CONTRACTS    CONTRACTS
----------------  ---------  -------------
CALIFORNIA          0.50%       2.35%
MAINE               0.00%       2.00%
NEVADA              0.00%       3.50%
PUERTO RICO         1.00%       1.00%
SOUTH DAKOTA (A)    0.00%       1.25%
WEST VIRGINIA       1.00%       1.00%
WYOMING             0.00%       1.00%

(A) Premium tax paid upon receipt of premium (no tax at annuitization if tax paid on premium).

            APPENDIX D: EXAMPLES OF PAYMENT ENHANCEMENT CALCULATIONS

The payment enhancement is determined based on the cumulative amount of your payments. The payment enhancements, as a percentage of payments, are shown in the table below.

 CUMULATIVE PAYMENTS    PAYMENT ENHANCEMENT(*)
----------------------  ----------------------
$   10,000 to $499,999           3.0%
$500,000 to $2,499,999           4.0%
$  2,500,000 and above           5.0%

Payment enhancements are payable as a percentage of the payment being made. The two examples below demonstrate how the payment enhancement is calculated:

EXAMPLE 1 - Assume an initial payment of $400,000 and a subsequent payment of $200,000. Payment enhancements would be determined as follows(**):

      - A payment enhancement of $12,000 (3% x $400,000) would be allocated among the investment options in proportion to the allocation of the $400,000 initial payment.

      - A payment enhancement of $8,000 (4% x $200,000) would be allocated among the investment options in proportion to the allocation of the $200,000 subsequent payment.

EXAMPLE 2 - Assume an initial payment of $200,000 and a subsequent payment of $400,000. Payment enhancements would be determined as follows(**):

      - A payment enhancement of $6,000 (3% x $200,000) would be allocated among the investment options in proportion to the allocation of the $200,000 initial payment.

      - A payment enhancement of $16,000 (4% x $400,000) would be allocated among the investment options in proportion to the allocation of the $400,000 subsequent payment.

*Promotional Payment Enhancement rates that are currently in effect for new contracts are higher. See "Description of the Contract - Payment Enhancement."

**Unless we receive a Letter of Intent from you representing that additional purchase payments will be received within 13 months of the issue date of the contract. If we receive a Letter of Intent, the payment enhancement will be determined using the percentage associated with the total amount of purchase payments indicated in the Letter of Intent (see "payment enhancements").

                        APPENDIX E: QUALIFIED PLAN TYPES

Set forth below are brief descriptions of the types of qualified plans in connection with which we may issue contracts. Certain potential tax consequences associated with use of the contract in connection with qualified plans are also described. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department and judicial decisions. Persons intending to use the contract with qualified plans should consult their tax advisor.

INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." IRAs are subject to limits on the amounts that may be contributed and deducted, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. The contract may not, however, be used in connection with an "Education IRA" under Section 530 of the Code.

The contract may be issued with certain death benefit or an optional benefit such as Principal Plus. The presence of these benefits may increase the amount of any required minimum distributions for IRAs and other contracts subject to the required minimum distribution rules.

SIMPLIFIED EMPLOYEE PENSIONS (SEP-IRAs). Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. As discussed above (see "Individual Retirement Annuities"), if the contract is issued with certain death benefit or an optional benefit such as Principal Plus, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SEP-IRAs) and other contracts subject to the minimum distribution rules.

SIMPLE IRAs. Section 408(p) of the Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. As discussed above (see Individual Retirement Annuities), if the contract is issued with certain death benefit or an optional benefit such as Principal Plus, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SIMPLE IRAs) and other contracts subject to the minimum distribution rules. Employers intending to use the contract in connection with such plans should seek competent advice.

ROTH IRAs. Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Roth IRAs are generally subject to the same rules as non-Roth IRAs, but differ in certain respects.

Among the differences are that contributions to a Roth IRA are not deductible and "qualified distributions" from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the owner was made. Second, the distribution must be:

      -     made after the owner attains age 59 1/2;

      -     made after the owner's death;

      -     attributable to the owner being disabled; or

      -     a qualified first-time homebuyer distribution within the meaning of
            Section 72(t)(2)(F) of the Code.

In addition, distributions from Roth IRAs need not commence when the owner attains age 70 1/2 . A Roth IRA may accept a "qualified rollover contribution" from a non-Roth IRA, but a Roth IRA may not accept rollover contributions from other qualified plans.

As described above (see "Individual Retirement Annuities"), if the contract is issued with certain death benefit or an optional benefit such as Principal Plus, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which include Roth IRAs) and other contracts subject to the minimum distribution rules. Also, the state tax treatment of a Roth IRA may differ from the Federal income tax treatment of a Roth IRA. If you intend to use the contract in connection with a Roth IRA, you should seek competent tax advice.

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the contracts in order to provide benefits under the plans. The contract provides death benefit options that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the IRS could characterize the death benefit as an "incidental death benefit." There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in current taxable income to participants. If the contract is issued with certain death benefit or an optional benefit such as Principal Plus, the presence of these benefits may increase the amount of any required minimum distributions that must be made under the contract. Employers intending to use the contract in connection with such plans should seek competent advice

TAX-SHELTERED ANNUITIES. Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. These annuity contracts are commonly referred to as "tax-sheltered annuities." Purchasers of the contracts for such purposes should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with the contracts. In particular, purchasers should consider that the contract provides death benefit options that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the IRS could characterize the death benefit as an "incidental death benefit." If so, the contract owner could be deemed to receive currently taxable income. In addition, there are limitations on the amount of incidental benefits that may be provided under a tax-sheltered annuity. If the contract is issued with certain death benefit or an optional benefit such as Principal Plus, the presence of these benefits may increase the amount of any required minimum distributions that must be made under the contract.

Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

      - contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988,

      -     earnings on those contributions, and

      - earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of the year beginning before January 1, 1989.

These amounts can be paid only if the employee has reached age 59 1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the contract value to the issuer of another tax-sheltered annuity or into a
Section 403(b)(7) custodial account.)

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for Federal income tax purposes.

           APPENDIX F: PRODUCT FEATURES AVAILABLE FOR OLDER CONTRACTS

SEPARATE ACCOUNT ANNUAL EXPENSES. The following table describes fees and expenses that you will pay periodically during the time that you own the contract, not including annual portfolio operating expenses.

                                                                             CONTRACTS
                                                                           ISSUED ON OR
                                                                               AFTER
                                                                            JANUARY 29,     CONTRACTS
                                                                             2001, BUT   ISSUED PRIOR TO
                                                                           PRIOR TO MAY    JANUARY 29,
                                                                              5, 2003         2001
                                                                          -------------  ---------------
Mortality and expense risks fee                                              1.25%            1.25%
Administration fee                                                           0.30%            0.30%

TOTAL  SEPARATE   ACCOUNT  ANNUAL  EXPENSES  (WITH  NO  OPTIONAL  RIDERS     1.55%            1.55%
REFLECTED)

Fee for optional Annual Step Death Benefit                                   0.05%            0.20%
Fee for optional GEM                                                         0.20%             N/A

TOTAL  SEPARATE  ACCOUNT  ANNUAL  EXPENSES  (WITH  ANNUAL  STEP  AND GEM     1.80%            1.75%
OPTIONAL DEATH BENEFITS REFLECTED)

Fee for optional GRIP II Fee(as a percentage of Income Base.)                0.45%(1)          N/A

(1) The annual GRIP II Fee is 0.45% multiplied by the Income Base. The GRIP II Fee is deducted from the account value on each contract anniversary. GRIP II is no longer available for contracts issued on or after December 30, 2002. Income Base is defined under "Guaranteed Retirement Income Program II."

FIXED ACCOUNT INVESTMENT OPTIONS. If a contract is issued with GRIP II in the state of Washington, the fixed account investment options, including the DCA fixed investment account, will not be offered as investment options.

PAYMENT ENHANCEMENTS. We add 3% or more to each payment you make. When you make a purchase payment, we will add a payment enhancement to your contract. The payment enhancement is funded from our general account and is allocated among investment options in the same proportion as your purchase payment.

The table below summarizes the promotional payment enhancements offered on contracts issued prior to March 1, 2004. For these promotions, the promotional payment enhancement applies to initial and subsequent purchase payments received on contracts issued during the promotional period. The promotional payment enhancements may be terminated by us at any time. Initial and subsequent purchase payments that do not receive the promotional payment enhancements will receive the guaranteed payment enhancement described in the column labeled "Guaranteed Rate" in the table below.

The payment enhancement is a percentage of your purchase payment that varies (based on the cumulative amount of your purchase payments to the date of that payment) as follows:

                                   PAYMENT ENHANCEMENTS
                                        PRIOR         PRIOR          PRIOR
  CUMULATIVE PURCHASE    GUARANTEED  PROMOTIONAL   PROMOTIONAL    PROMOTIONAL  PROMOTIONAL
       PAYMENTS             RATE       RATE A(1)     RATE B(2)     RATE C(3)    RATE D(4)
-----------------------  ----------  -----------  --------------  -----------  -----------
Under $500,000              3.0%        4.0%           5.0%           4.5%          4.0%
$500,000 - $2.5 million     4.0%        5.0%           5.5%           5.0%          4.5%
Over $2.5 million           5.0%        6.0%           6.0%           5.5%          5.0%

      (1) Promotional Rate A: Contracts issued on or after January 1, 1999 but prior to June 21, 1999.

      (2) Promotional Rate B: Contracts issued on or after June 21, 1999 but prior to January 29, 2001.

      (3) Promotional Rate C: Contracts issued on or after January 29, 2001 but prior to April 1, 2003.

      (4) Promotional Rate D: Contracts issued on or after May 5, 2003 but prior to March 1, 2004.

An example of the calculation of the payment enhancement is set forth in APPENDIX D. Payment enhancements are not considered to be "investment in the contract" for income tax purposes (see "FEDERAL TAX MATTERS").

AMOUNT OF DEATH BENEFIT. For contracts issued in Hawaii, Massachusetts, Minnesota, and Vermont; and for contracts issued prior to July 25, 2003, in Illinois; and for contracts issued prior to June 2, 2003 in all other states, the $10,000,000 limit on the Minimum Death Benefit does not apply.

For contracts issued prior to January 1, 2003, the amount deducted in connection with partial withdrawals will be the dollar amount of the partial withdrawal.

WITHDRAWAL CHARGES. For contracts issued prior to April 1, 2003, upon a full surrender of the contract, the excess of the contract value over the free withdrawal amount will be liquidated on a first in, first out (FIFO) basis for the purposes of calculating the withdrawal charge.

WAIVER OF APPLICABLE WITHDRAWAL CHARGE - CONFINEMENT TO ELIGIBLE NURSING HOME. For contracts issued prior to May 1, 2002, no Nursing Home withdrawal charge waiver is available.

OPTIONAL BENEFITS


GUARANTEED EARNINGS MULTIPLIER. GEM is not available on contracts issued prior to January 29, 2001.


PRINCIPAL PLUS AND T-PRO. Principal Plus and T-PRO are not available for contracts issued prior to December 8, 2003.

ANNUAL STEP DEATH BENEFIT. Annual Step Death Benefit Fee. The fee for this benefit is 0.05% for contracts issued on or after January 29, 2001 but prior to May 5, 2003.

Annual Step Death Benefit: For contracts issued after January 15, 2002, for purposes of calculating the Annual Step Death Benefit payable under the contract, the amount deducted in connection with partial withdrawals will be the dollar amount of the withdrawal.

The offer to add the optional Annual Step Death Benefit to Existing Contracts issued prior to July 31, 2000 terminated on December 31, 2001.

GUARANTEED RETIREMENT INCOME PROGRAM II. (Not Available for Contracts Purchased on and after December 30, 2002) Contracts issued on and after January 29, 2001 but prior to December 30, 2002, were issued with an optional Guaranteed Retirement Income Program II ("GRIP II") if you elect GRIP II and if GRIP II was available for sale in the state where the contract was sold. If the contract was issued with GRIP II in the state of Washington, the fixed accounts including the DCA fixed investment account will not be offered as investment options. Election of GRIP II may only be made at issue, is irrevocable, and GRIP II may only be terminated as described below.

GRIP II guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity benefit payments. The amount of these payments is determined by applying the Income Base to the annuity purchase rates in the GRIP II rider. As described below, the Income Base is calculated as the greater of purchase payments accumulated at a fixed growth factor or the maximum contract anniversary value, reduced proportionately for partial withdrawals. Because the annuity options provided for in the contract are based on the contract value and current annuity purchase rates at the time of annuitization, the amount of the monthly annuity benefit payments under such options may exceed the monthly annuity benefit payments provided by GRIP II. If GRIP II is exercised and the monthly annuity benefit payments available under the contract are greater than the monthly annuity benefit payments provided by GRIP II, we will pay the monthly annuity benefit payments available under the contract. For GRIP II, we impose an annual fee of 0.45% of the Income Base. The fee is deducted from the contract value on each contract anniversary.

Income Base The Income Base upon which the amount of GRIP II annuity benefit payments is based is the greater of (i) the Growth Factor Income Base or (ii) the Step-Up Income Base.

Growth Factor Income Base. The Growth Factor Income Base is equal to (a) less
(b), where:

      (a) is the sum of all purchase payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the contract, and

      (b) is the sum of Income Base reductions (defined below) in connection with partial withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.

The growth factor is 6% per annum if the oldest annuitant is 75 or younger at issue, and 4% per annum if the oldest annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest annuitant has attained age 85.

Step-Up Income Base. The Step-Up Income Base is equal to the greatest anniversary value after the effective date of GRIP II and prior to the oldest annuitant's attained age 81. The anniversary value is equal to the contract value on the last day of the contract year, plus subsequent purchase payments, less any Income Base reductions (defined below) in connection with partial withdrawals since the last day of the contract year.

In determining the Income Base:

      - An Income Base reduction is on a pro rata basis and is equal to (i) times (ii) where: (i) is equal to the Income Base immediately prior to a partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.

      - The Income Base is reduced for any withdrawal charge remaining on the date of exercise of GRIP II.

      - We reserve the right to reduce the Income Base by any premium taxes that may apply.

THE INCOME BASE IS USED SOLELY FOR PURPOSES OF CALCULATING THE GRIP II MONTHLY ANNUITY BENEFIT PAYMENTS AND DOES NOT PROVIDE A CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION.

EXERCISE OF GRIP II

Conditions of Exercise. GRIP II may be exercised subject to the following conditions:


      - GRIP II may not be exercised until the 10th contract anniversary and then must be exercised within 30 days immediately following the 10th contract anniversary or a subsequent contract anniversary, and



      - GRIP II must be exercised by the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the 10th contract anniversary, if later.


Monthly Income Factors. The Income Base may be applied to monthly income factors to purchase a guaranteed lifetime income under the following annuity options:

      OPTION 1: LIFE ANNUITY WITH A 10-YEAR PERIOD CERTAIN - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Since payments are guaranteed for 10 years, annuity benefit payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

      OPTION 2: JOINT AND SURVIVOR LIFE ANNUITY WITH A 20-YEAR PERIOD CERTAIN - An annuity with payments guaranteed for 20 years and continuing thereafter during the joint lifetime of the annuitant and a designated co-annuitant. Since payments are guaranteed for 20 years, annuity benefit payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the twentieth year.

The Monthly Income Factors depend upon the sex and age (nearest birthday) of the annuitant (and co-annuitant, if any) and the annuity option selected. The factors are based on the 1983 Individual Annuity Mortality Table A projected at Scale G and reflect an assumed interest rate of 2.5% per annum. The annuitant may only be changed to an individual that is the same age or younger than the oldest current annuitant. A change of annuitant will not affect the Income Base calculation.

The use of GRIP II is limited in connection with its use qualified plans, including an IRA, because of the minimum distribution requirements imposed by federal tax law on these plans. In general, if GRIP II is not exercised under a qualified plan while you are alive, your beneficiary may be unable to exercise the benefit under GRIP II.

Hence, you should consider that since (a) GRIP II may not be exercised until the 10th contract anniversary after its election and (b) the election of GRIP II is irrevocable, there can be circumstances under a qualified plan in which a GRIP II fee (discussed further below), will be imposed, even though GRIP II may not be exercised because of the restrictions imposed by the minimum distribution requirements. Please consult your advisor and see "FEDERAL TAX MATTERS - Qualified Retirement Plans".

In addition, the presence of an optional benefit, such as GRIP II, could affect the amount of the required minimum distribution that must be made under your contract.

In order to comply with applicable federal income tax laws, in some circumstances, we will shorten the guarantee period under an annuity option so that it does not exceed the life expectancy of the annuitant, or the joint life expectancy of the joint annuitants, depending on the annuity option chosen. Once the guarantee period is shortened upon exercise of GRIP II, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the annuitant or at any other time or due to any other event.

When you exercise GRIP II, actual income will be based on the GREATER OF (i) your GRIP II Income Base at guaranteed Monthly Income Factors (as stated in the GRIP II rider), OR (ii) your contract value at current annuity purchase rates. (The Income Base cannot be applied to current annuitization rates.)

Illustrated below are the income amounts provided by GRIP II, assuming a $100,000 initial purchase payment into a non-qualified contract, with no subsequent payments or withdrawals. "Current" is based on Contract Value at current annuity purchase rates. Contract Value is assumed to be as listed below. Current annuitization rates applied to Contract Value assume an interest rate of

6.65%, which is the average of the SPIA (Single Premium Immediate Annuity) statutory maximum valuation rates for the period 1994-2003, as required by Illinois guidelines. "Guaranteed" is based on GRIP II Income Base applied guaranteed Monthly Income Factor (as stated in the GRIP II rider). A 6.0% growth factor is assumed in calculating the Growth Factor Income Base. The Step Up Income Base is assumed to be less than the Growth Factor Income Base.

EXAMPLE 1 - male annuitant age 60 at issue - Option 1: Life Annuity with a 10-Year Period Certain

   CONTRACT
ANNIVERSARY AT                              ANNUAL INCOME       ANNUAL
  EXERCISE OF    ACCOUNT               ----------------------   INCOME
    GRIP II       VALUE   INCOME BASE  CURRENT   GUARANTEED    PROVIDED
--------------  --------  -----------  -------  -------------  --------
      10        $ 90,000    $179,085   $ 8,575     $12,013      $12,013
      15        $105,000    $239,656   $11,000     $18,406      $18,406
      20        $120,000    $320,714   $13,738     $27,979      $27,979

EXAMPLE 2 - male and female co-annuitants, both age 60 at issue - Option 2:
Joint and Survivor Life Annuity with a 20-Year Period Certain

   CONTRACT
ANNIVERSARY AT                              ANNUAL INCOME       ANNUAL
  EXERCISE OF    ACCOUNT               ----------------------   INCOME
    GRIP II       VALUE   INCOME BASE  CURRENT   GUARANTEED    PROVIDED
--------------  --------  -----------  -------  -------------  --------
      10        $ 90,000    $179,085   $ 7,009     $ 9,284      $ 9,284
      15        $105,000    $239,656   $ 8,618     $13,574      $13,574
      20        $120,000    $320,714   $10,195     $19,358      $19,358

Termination of GRIP II. GRIP II will terminate upon the earliest to occur of:


      - the contract anniversary immediately prior to the oldest annuitant's 85th birthday or



      -     the tenth contract anniversary, if later;



      -     the termination of the contract for any reason; or



      -     the exercise of GRIP II.


THE ELECTION OF GRIP II ON A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.

GRIP II Fee. The risk assumed by us associated with GRIP II is that annuity benefits payable under GRIP II are greater than annuity benefits that would have been payable if you had selected another annuity benefit permitted by the contract and described under "PAY-OUT PERIOD PROVISIONS." To compensate us for this risk, we charge an annual GRIP II fee (the "GRIP II Fee"). On or before the maturity date, the GRIP II Fee is deducted on each contract anniversary. The amount of the GRIP II Fee is equal to 0.45% multiplied by the Income Base in effect on that contract anniversary. The GRIP II Fee is withdrawn from each investment option in the same proportion that the value of the investment account of each investment option bears to the contract value.

If there is a full withdrawal of contract value on any date other than the contract anniversary, we will deduct a pro-rata portion of the GRIP II Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the GRIP II Fee will be multiplied by the Income Base immediately prior to withdrawal. The GRIP II Fee will not be deducted during the annuity period. For purposes of determining the GRIP II Fee, the commencement of annuity benefit payments will be treated as a full withdrawal.

                                      * * *

GRIP II DOES NOT PROVIDE CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION. BECAUSE THIS BENEFIT IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY OFTEN BE LESS THAN THE LEVEL THAT WOULD BE PROVIDED BY APPLICATION OF CONTRACT VALUE AT CURRENT ANNUITY FACTORS. THEREFORE, GRIP II SHOULD BE REGARDED AS A SAFETY NET. AS DESCRIBED ABOVE UNDER "INCOME BASE," WITHDRAWALS WILL REDUCE THE GRIP II BENEFIT.

                 APPENDIX U: TABLES OF ACCUMULATION UNIT VALUES

Appendix U contains the following three accumulation unit value tables:


      - a table reflecting the fees for GEM and the Annual Step Death Benefit for contracts issued on or after January 29, 2001 and prior to May 5, 2003



      - a table reflecting the fees for GEM and the Annual Step Death Benefit for contracts issued on or after May 5, 2003, and



      -     a table not reflecting the fees for GEM and the Annual Step Death
            Benefit.


There are four additional accumulation unit value tables in Appendix A of the Statement of Additional Information as follows:


      -     a table reflecting the fees for contracts with GEM only,



      - a table reflecting the fees for contracts issued on or after January 29, 2001 and before May 5, 2003 with the Annual Step Death Benefit only,



      - a table reflecting the fees for contracts issued on or after May 5, 2003 with the Annual Step Death Benefit only, and



      - a table reflecting the fees for contracts issued prior to January 29, 2001 with the Annual Step Death Benefit only.


Please note GRIP II, GRIP III, Principal Plus, T-PRO fees are deducted from contract value and, therefore are not reflected in the accumulation unit values.

               REPLACE Page with Accumulation Unit Tables U2-U19

                          SUPPLEMENT TO PROSPECTUS FOR
         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H (formerly, The Manufacturers Life Insurance Company (U.S.A.) Separate Account H)
                                DATED MAY 1, 2005



Fixed Account Investment Option
For contracts issued on and after October 7, 2002: (a) purchase payments may not be allocated to the one-year fixed account investment option and (b) transfers from the variable account investment options to the one-year fixed account investment option will not be permitted.



For contracts issued prior to October 7, 2002, new purchase payments may not be allocated to the 1-year fixed account investment option.



                          Supplement DATED MAY 1, 2005



Vantage Supp 5/1/05

                          SUPPLEMENT TO PROSPECTUS FOR
         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H (formerly, The Manufacturers Life Insurance Company (U.S.A.) Separate Account H)
                                DATED MAY 1, 2005



Merrill Variable Funds



For contracts issued on or after January 28, 2002, purchase payments may not be allocated to the three Merrill Lynch Variable Series Funds, Inc.("Merrill Variable Funds") investment options described below. Contracts issued prior to January 28, 2002 may continue to allocate purchase payments to these three investment options.



Merrill Variable Funds is registered under the 1940 Act as an open-end management investment company. Each of the portfolios are diversified for purposes of the 1940 Act, with the exception of the Merrill Lynch Global Allocation V.I. Fund which is non-diversified. Merrill Variable Funds receive investment advisory services from Merrill Lynch Investment Managers ("MLIM"). In case of the Merrill Lynch Global Allocation V.I. Fund, MLIM has retained Merrill Lynch Asset Management U.K. Limited, affiliate of MLIM, to act as the sub-investment adviser. The Merrill Variable Funds Class B shares are subject to a Rule 12b-1 fee of up to 0.15% of a portfolio's Class B net assets. Below is a brief description of each portfolio's investment objectives and certain policies relating to that objective.



The MERRILL LYNCH VALUE OPPORTUNITIES V.I. FUND (formerly, the Merrill Lynch Small Cap Value V.I. Fund and previously, the Merrill Lynch Small Cap Value Focus Fund) seeks long-term growth of capital by investing in a diversified portfolio of securities, primarily common stocks, of relatively small companies and emerging growth companies, regardless of size, that management of Merrill Variable Funds believes have special investment value.



The MERRILL LYNCH BASIC VALUE V.I. FUND (formerly, the Merrill Lynch Basic Value Focus Fund) seeks capital appreciation and, secondarily, income by investing in securities, primarily stocks, that management of the portfolio believes are undervalued (stock price is less than what management of the Fund believes it is worth) and therefore represent basic investment value.



The MERRILL LYNCH GLOBAL ALLOCATION V.I. FUND seeks high total investment return by investing in a portfolio of equity, debt and money market securities of corporate and governmental issuers located in North and South America, Europe, Australia and the Far East. At any given time the Fund may emphasize investment in either debt or equity securities that fund management may consider undervalued. The Fund may emphasize foreign securities when Fund management expects these investments to outperform U.S. securities.



Effective November 21, 2003, the Merrill Lynch Developing Capital Markets V.I. Fund (formerly, the Merrill Lynch Developing Capital Markets Fund) discontinued operations and merged into the Merrill Lynch Global Allocation V. I. Fund. Contracts issued prior to January 28, 2002 may allocate purchase payments to the Merrill Lynch Global Allocation V. I. Fund.


                                      * * *

A full description of Merrill Variable Funds, including the investment objectives, policies and restrictions of each portfolio is contained in Merrill Variable Funds' prospectus which accompanies this prospectus and should be read by a prospective purchaser before investing.



      Please note the Merrill Variable Funds are not available for ERISA governed plans.



ACCUMULATION UNIT VALUE TABLES



The two accumulation unit value tables below reflect the highest and lowest combination of charges available under the contract. The first table reflects the fees for GEM and the Annual Step Death Benefit while the second table does not reflect the fees for any optional benefits. The Statement of Additional Information contains three additional accumulation unit value tables: one reflecting the fees for GEM and one reflecting the fees for the Annual Step Death Benefit for contracts issued prior to January 29, 2001 and one reflecting the fees for the Annual Step Death Benefit for contracts issued after January 29, 2001. The Statement of Additional Information is available upon request by calling the following toll free number: (800) 344-1029.

                           INSERT 12/31/04 Tables HERE



                          Supplement dated May 1, 2005



VantageMLIM.Supp5/1/2005

                                     PART B

                            INFORMATION REQUIRED IN A

                       STATEMENT OF ADDITIONAL INFORMATION

                       STATEMENT OF ADDITIONAL INFORMATION


                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H


                                       OF


                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)


                  FLEXIBLE PURCHASE PAYMENT INDIVIDUAL DEFERRED
                            VARIABLE ANNUITY CONTRACT
                                NON-PARTICIPATING


This Statement of Additional Information is not a Prospectus. It contains information in addition to that described in the Prospectus and should be read in conjunction with the Prospectus dated the same date as this Statement of Additional Information. The Prospectus may be obtained by writing John Hancock Life Insurance Company (U.S.A.) at the mailing address of the Annuity Service Office, P.O. Box 9230, Boston, Massachusetts 02205-9230 or telephoning (800) 344-1029.



                  John Hancock Life Insurance Company (U.S.A.)
                              38500 Woodward Avenue
                        Bloomfield Hills, Michigan 48304
                                    663-3000
                                 (800) 344-1029
                         [WWW.JOHNHANCOCKANNUITIES.COM]



           STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 29, 2005.



Vantage / Vantage MLIM .SAI 5/05

                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY....................................  3
ACCUMULATION UNIT VALUE TABLES.....................................  3
SERVICES...........................................................  3
     Independent Auditors..........................................  3
     Servicing Agent...............................................  3
     Principal Underwriter.........................................  3
APPENDIX A:  ACCUMULATION UNIT VALUE TABLES........................  1
APPENDIX B:  AUDITED FINANCIAL STATEMENTS..........................  1

GENERAL INFORMATION AND HISTORY


John Hancock Life Insurance Company (U.S.A.) Separate Account H, (the
"VARIABLE ACCOUNT") (formerly, The Manufacturers Life Insurance Company (U.S.A.) Separate Account H) is a separate investment account of John Hancock Life Insurance Company (U.S.A.), ("We," "us," "the company," or "John Hancock USA") (formerly, The Manufacturers Life Insurance Company (U.S.A.)). We are a stock life insurance company organized under the laws of Delaware in 1979. Our principal office is located at 38500 Woodward Avenue Bloomfield Hills, Michigan 48304. Our ultimate parent is Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.



The Variable Account was established on August 24, 1984 as a separate account of The Manufacturers Life Insurance Company of North America ("MANULIFE NORTH AMERICA"), another wholly-owned subsidiary of MFC which on January 1, 2002 merged into the Company. As a result of this merger, the Company became the owner of all of Manulife North America's assets, including the assets of the Variable Account and assumed all of Manulife North America's obligations including those under the contracts. The merger had no other effect on the terms and conditions of the contracts or on your allocations among investment options.


Our financial statements which are included in this Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

ACCUMULATION UNIT VALUE TABLES

There are three accumulation unit value tables in Appendix A. The first tables reflects the fees for the Annual Step Death Benefit available for contracts issued prior to January 29, 2001, the second table reflects the fees for the Annual Step Death Benefit available for contract issued on or after January 29, 2001 and the third table reflects the fees for GEM. The prospectus contains the following two additional accumulation unit value tables: one table reflecting the fees for all optional benefits (Annual Step Death Benefit available for contracts issued on or after January 29, 2001 and the fees for GEM) and a second table not reflecting the fees for any optional benefits. (See Appendix U of the prospectus)

SERVICES

INDEPENDENT AUDITORS


The consolidated financial statements of The Manufacturers Life Insurance Company (U.S.A.) at December 31, 2004 and 2003 and for each of the three years in the period ended December 31, 2004, and the financial statements of The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate Account A) at December 31, 2004 and for each of the two years in the period ended December 31, 2004, appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.


SERVICING AGENT

Computer Sciences Corporation Financial Services Group ("CSC FSG") provides to us a computerized data processing recordkeeping system for variable annuity administration. CSC FSG provides various daily, semimonthly, monthly, semiannual and annual reports including:

            daily updates on accumulation unit values, variable annuity participants and transactions, and agent production and commissions;
            semimonthly commission statements;
            monthly summaries of agent production and daily transaction reports; semiannual statements for contract owners; and annual contract owner tax reports.

We pay CSC FSG approximately $7.80 per policy per year, plus certain other fees for the services provided.

PRINCIPAL UNDERWRITER


John Hancock Distributors, LLC, ("JHD LLC")(formerly, Manulife Financial Securities LLC), an indirect wholly owned subsidiary of MFC, serves as principal underwriter of the contracts. Contracts are offered on a continuous basis. The aggregate dollar amount of underwriting commissions paid to JHD LLC in 2004, 2003, 2002 were [$_____,] $293,120,491 and $275,138,774, respectively.
JHD LLC did not retain any of these amounts during such periods.

                   APPENDIX A: ACCUMULATION UNIT VALUE TABLES

                          [TO BE UPDATED BY AMENDMENT]

                    APPENDIX B: AUDITED FINANCIAL STATEMENTS

                               REPLACE PAGE WITH:

                           MANUSA CORPORATE FINANCIALS

                      MANUSA SEPARATE ACCOUNT H FINANCIALS


                         [TO BE UPDATED BY AMENDMENT]

                                   APPENDIX C

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES FOR PRIOR CONTRACTS

Contracts issued prior to May 13, 2002 contain certain investment options that invest in Series I shares of a corresponding portfolio of the Trust. As a result, the range of Total Annual Portfolio Operating Expenses for these previously issued contracts differs from the range shown in the Summary section of the Prospectus. The next table describes the minimum and maximum total operating expenses charged by the portfolios that you may pay periodically if you own a contract issued prior to May 13, 2002. The table relates to all the variable investment options that are available for these previously issued contracts. More detail concerning each portfolio's fees and expenses is contained in the portfolio's prospectus.

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES FOR CONTRACTS ISSUED PRIOR
MAXIMUM TO MAY 13, 2002(A)                                                        MINIMUM        MAXIMUM
--------------------------------------------------------------------              -------        -------
Range of expenses that are deducted from fund assets,
including management fees, Rule 12b-1 fees, and other expenses

(A) The minimum and maximum expenses shown do not reflect any expense reimbursements. If such reimbursements were reflected, the minimum and maximum expenses would be 0.56% and 1.79% respectively. Expense reimbursements may be terminated at any time.

The following table describes the operating expenses for each of the Series I portfolios, as a percentage of the portfolio's average net assets for the fiscal year ending December 31, 2004. More detail concerning each of these portfolio's fees and expenses is contained in the portfolio's prospectus and in the notes following the table. See the Summary section of the Prospectus for information on Series II portfolios of the Trust.

                                                                                             TOTAL
                                                 MANAGEMENT       RULE 12b-1    OTHER       ANNUAL
PORTFOLIO                                          FEES              FEES      EXPENSES     EXPENSES
-----------------------------------------        ----------       ----------   --------     --------
JOHN HANCOCK TRUST - SERIES I SHARES:
-----------------------------------------        ----------       ----------   --------     --------
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

                                                                                             TOTAL
                                                 MANAGEMENT       RULE 12b-1    OTHER        ANNUAL
PORTFOLIO                                          FEES              FEES      EXPENSES     EXPENSES
-----------------------------------------        ----------       ----------   --------     --------
-----------------------------------------        ----------       ----------   --------     --------
-----------------------------------------        ----------       ----------   --------     --------
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

+ Commencement of operations -- May 3, 2004

(A) Based on estimates for the current fiscal year

(B) "Other Expenses" reflects the expenses of the Underlying Portfolios as well as the expenses of the Lifestyle Trust. The Adviser is currently paying a portion of the expenses of each Lifestyle Trust. The expenses above do not reflect this expense reimbursement. If such expense reimbursement were reflected, it is estimated that "Other Expenses" and "Total Annual Expenses" would be:

                                                                  TOTAL ANNUAL
         PORTFOLIO                     OTHER EXPENSES               EXPENSES
-------------------------              --------------             ------------
Lifestyle Aggressive 1000 Trust
Lifestyle Growth 820 Trust
Lifestyle Balanced Trust
Lifestyle Moderate Trust
Lifestyle Conservative Trust

This voluntary expense reimbursement may be terminated at any time.

(C) The Adviser has voluntarily agreed to waive a portion of its advisory fee for the Science & Technology Trust, Health Sciences Trust, the Blue Chip Growth Trust and the Equity-Income Trust. The waiver is based on the combined assets of these portfolios and the Small Company Value Trust. Once these combined assets exceed specified amounts, the fee reduction is increased.

The fee reductions are applied to the advisory fees of each of the four portfolios. This voluntary fee waiver may be terminated at any time by the Adviser. If such advisory fee waiver were reflected, it is estimated that the "Management Fees" and "Total Annual Expenses" for these portfolios would have been as follows:

                                     MANAGEMENT   TOTAL ANNUAL
PORTFOLIO                               FEES        EXPENSES
---------------------------          ----------   ------------
Science & Technology Trust
Health Sciences Trust
Blue Chip Growth Trust
Equity-Income Trust

(D) For certain portfolios, the Adviser reduces its advisory fee or reimburses the portfolio if the total of all expenses (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio's business) exceed certain annual rates. In the case of the Small Company Trust, U.S. Global Leaders Growth Trust, and Classic Value Trust, the Adviser reimbursed the portfolio for certain expenses for the year ended December 31, 2004. If such expense reimbursement were reflected, it is estimated that "Other Expenses" and "Total Annual Expenses" would be:

                                                                   TOTAL ANNUAL
         PORTFOLIO                      OTHER EXPENSES               EXPENSES
-------------------------               --------------             ------------
Small Company Trust
U.S. Global Leaders Growth Trust
Classic Value Trust

These voluntary expense reimbursements may be terminated at any time.

(E) Effective December 9, 2003, due to a decrease in the subadvisory fees for the Global Trust and the International Value Trust, the Adviser voluntarily agreed to waive its advisory fees so that the amount retained by the Adviser after payment of the subadvisory fees for each such portfolio does not exceed 0.35% of the portfolio's average net assets. For the year ended December 31, 2004, the effective annual advisory fees ("Management Fees") and "Total Annual Expenses" were as follows:

                                     MANAGEMENT   TOTAL ANNUAL
PORTFOLIO                               FEES        EXPENSES
---------------------------          ----------   ------------
Global Trust
International Value Trust

These advisory fee waivers may be rescinded at any time.

(F) Financial Services and Fundamental Value Trusts. The Adviser has voluntarily agreed to reduce its advisory fee for the Financial Services and Fundamental Value Trusts to the amounts shown below. These advisory fee waivers may be terminated at any time.

                                   BETWEEN $50
                                   MILLION AND          EXCESS OVER
                FIRST $50             $500                $500
PORTFOLIO        MILLION*            MILLION*            MILLION*
---------       ---------          -----------         ------------
Financial Services Trust
Fundamental Value Trust

*as a percentage of average annual net assets.

If such advisory fee waiver were reflected, it is estimated that the advisory fees ("Management Fees") and "Total Annual Expenses" for these portfolios would have been as follows:

                                     MANAGEMENT   TOTAL ANNUAL
PORTFOLIO                               FEES        EXPENSES
-------------------------            ----------   -------------
Financial Services Trust
Fundamental Value Trust

(G) Reflects the aggregate annual operating expenses of each portfolio and its corresponding master fund. In the case of the American Growth, American International, American Blue Income and Growth, and American Growth-Income, during the year ended December 31, 2004, Capital Research Management Company (the adviser to the American Growth, American International, American Blue Income and Growth, and American Growth-Income) voluntarily reduced investment advisory fees to rate provided by amended agreement effective April 1, 2004. If such advisory fee reductions were reflected, it is estimated that "Management Fees" and "Total Annual Expenses" would be:

                                     MANAGEMENT   TOTAL ANNUAL
PORTFOLIO                               FEES        EXPENSES
-------------------------            ----------   -------------
American Growth Trust
American International Trust
American Blue Chip Income and
Growth Trust
American Growth-Income Trust

EXAMPLES UNDER PRIOR CONTRACTS

The four examples below are intended to help you compare the cost of investing in a previously issued contract with the cost of investing in other variable annuity contracts. These costs include contract owner expenses, contract fees, separate account annual expenses and portfolio fees and expenses. The first and third examples assume that you purchased certain optional benefits that were available at the time we issued a contract; the second and fourth examples assume that you did not purchase any optional benefits.. All four of the examples assume that you invest $10,000 in a contract and that your investment has a 5% return each year. For purposes of presenting these examples, we have also made certain assumptions that are mandated by the SEC and described in the Summary section of the Prospectus. CONSEQUENTLY, THE AMOUNTS LISTED IN THE FOLLOWING EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES BORNE BY CONTRACT OWNERS MAY BE GREATER OR LESS THAN THOSE SHOWN.

The first example applies to contracts issued prior to May 13, 2002. This example assumes that you invest $10,000 in a contract with the following optional riders: Annual Step Death Benefit, GEM, andGRIP II. This example also assumes the maximum annual contract fee and the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Maximum portfolio operating expenses- Prior Contract (issued before May 13,
2002) with optional riders:

                                                                 1 YEAR       3 YEARS       5 YEARS        10 YEARS
                                                                 ------       -------       -------        --------
If you surrender the contract at the end of the
applicable time period:
If you annuitize, or do not surrender the contract at the
end of the applicable time period:

The second example also applies to contracts issued prior to May 13, 2002. This example assumes that you invest $10,000 in a contract, but with no optional riders. The second example also assumes the average annual contract fee we expect to receive for the contracts and the minimum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Minimum portfolio operating expenses - Prior Contract (issued before May 13,
2002) with no optional riders:

                                                                 1 YEAR       3 YEARS       5 YEARS        10 YEARS
                                                                 ------       -------       -------        --------
If you surrender the contract at the end of the
applicable time period:
If you annuitize, or do not surrender the contract at the
end of the applicable time period:

The third example applies to contracts issued after May 13, 2002 but before May 1, 2005. This example assumes that you invest $10,000 in a contract with the following optional riders: Annual Step Death Benefit, GEM, and GRIP III. This example also assumes assumes the maximum annual contract fee and the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Maximum portfolio operating expenses- Prior Contract (issued after May 13, 2002 but before May 1, 2005) with optional riders:

                                                                 1 YEAR       3 YEARS       5 YEARS        10 YEARS
                                                                 ------       -------       -------        --------
If you surrender the contract at the end of the
applicable time period:
If you annuitize, or do not surrender the contract at the
end of the applicable time period:

The fourth example also applies to contracts issued after May 13, 2002 but before May 1, 2005. This example assumes that you invest $10,000 in a contract, but with no optional riders. This example also assumes the average annual contract fee we expect to receive for the contracts and the minimum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Minimum portfolio operating expenses - Prior Contract (issued after May 13, 2002 but before May 1, 2005) with no optional riders:

                                                                 1 YEAR       3 YEARS       5 YEARS        10 YEARS
                                                                 ------       -------       -------        --------
If you surrender the contract at the end of the
applicable time period:
If you annuitize, or do not surrender the contract at the end of the applicable time period:

                                     PART C

                                OTHER INFORMATION

Guide to Name Changes and Successions:

                                  NAME CHANGES

DATE OF CHANGE        OLD NAME                                        NEW NAME
------------------    ----------------------------------------------  ---------------------------------------------------------
October 1, 1997       NASL Variable Account                           The Manufacturers Life Insurance Company of North America
                                                                      Separate Account A
October 1, 1997       North American Security Life Insurance          The Manufacturers Life Insurance Company of North America
                      Company

November 1, 1997      NAWL Holding Co., Inc.                          Manulife-Wood Logan Holding Co., Inc.

September 24, 1999    Wood Logan Associates, Inc.                     Manulife Wood Logan, Inc

January 1, 2005       The Manufacturers Life Insurance Company        John Hancock Life Insurance Company (U.S.A.)
                      (U.S.A.) Separate Account A                     Separate Account A

January 1, 2005       The Manufacturers Life Insurance Company        John Hancock Life Insurance Company (U.S.A.)
                      (U.S.A.)


On September 30, 1997, Manufacturers Securities Services, LLC succeeded to the business of NASL Financial Services, Inc.

The following changes became effective January 1, 2002: The Manufacturers Life Insurance Company of North America ("Manulife North America") merged into The Manufacturers Life Insurance Company (U.S.A.) with the latter becoming the owner of all of Manulife North America's assets including the assets of Separate Account A.

                                    * * * * *

Item 24. Financial Statements and Exhibits

      (a)   Financial Statements

            (1) Financial Statements of the Registrant, The Manufacturers Life Insurance Company (U.S.A.) Separate Account H, (Part B of the registration statement). TO BE FILED BY AMENDMENT

            (2) Financial Statements of the Depositor, The Manufacturers Life Insurance Company (U.S.A.) (Part B of the registration statement). TO BE FILED BY AMENDMENT

      (b)   Exhibits

            (1)   (i)   Resolution of the Board of Directors of North American
                        Security Life Insurance Company (U.S.A.) establishing
                        The Manufacturers Life Insurance Company Separate
                        Account H - Incorporated by reference to Exhibit (1)(i) to pre-effective amendment no. 1 to this registration statement, file number 333-71072, filed January 2, 2002
                        (the "Pre-Effective Amendment")

            (2) Agreements for custody of securities and similar investments - Not Applicable.

            (3)   (i)   Form of Underwriting Agreement between North American
                        Security Life Insurance Company (Depositor) and NASL
                        Financial Services, Inc. (Underwriter) -- Incorporated by reference to Exhibit (b)(3)(i) to Form N-4, file number 33-76162, filed March 1, 1999.

                  (ii) Form of Promotional Agent Agreement -- Incorporated by reference to Exhibit (b)(3)(ii) to post-effective amendment no. 3 to Form N-4, file number 33-77878, filed February 28, 1997.

                  (iii) Form of Amendment to Promotional Agent Agreement -
                        Incorporated by reference to Exhibit (b)(3)(iii) to Form N-4, file number 33-76162, filed February 25, 1998.

                  (iv) Form of broker-dealer Agreement - Previously filed as Exhibit (3)(iv) to initial registration statement on Form N-4, file no. 333-71072, filed October 5, 2001.

            (4)   (i)   Form of Specimen Flexible Purchase Payment Individual
                        Deferred Variable Annuity Contract, Non-Participating -
                        Incorporated by reference to Exhibit (b)(4)(i) to registration statement on Form N-4 (File No. 333-24657), filed April 7, 1997.

                  (ii) Form of Specimen Endorsement to Contract: Fixed Account Endorsement--Incorporated by reference to Exhibit (b)
                        (4) (ii) to registration statement on Form N-4 (File No. 333-24657) filed February 26, 1998

                  (iii) Form of Death Benefit Endorsement - Incorporated by
                        reference to Exhibit (b)(4)(ii)(A)(2) to Form N-4, file number 33-76162, filed February 25, 1998.

                  (iv) Form of Roth Individual Retirement Annuity Endorsement - Incorporated by reference to Exhibit (b)(4)(ii)(F) to Form N-4, file number 33-76162, filed March 1, 1999.

                  (v) Form of Guaranteed Income Rider Endorsement - Incorporated by reference to Exhibit (b)(4)(v) to post-effective amendment no. 7 registration statement on Form N-4, file number 333-24657, filed February 28, 2001.

                  (vi) Form of Enhanced Death Benefit Rider Endorsement - Incorporated by reference to Exhibit (b)(4)(vi) to post-effective amendment no. 7 registration statement on Form N-4, file number 333-24657, filed February 28, 2001.

            (5)   (i)   Form of Specimen Application for Flexible Purchase
                        Payment Individual Deferred Combination Fixed and
                        Variable Annuity Contract, Non-Participating --
                        Incorporated by reference to Exhibit (b)(5)(i) to post effective amendment 5 to file number 333-24657, filed
                        February 28, 2000.

                  (ii) Form of Specimen Application for Flexible Purchase Payment Individual Deferred Combination Fixed and Variable Annuity Contract (VENTURE.APP.009.98) - Incorporated by reference to Exhibit (b)(5)(i) to post-effective amendment no. 3 to this registration statement, filed March 1, 1999.

            (6)   (i)   Restated Articles of Redomestication of The
                        Manufacturers Life Insurance Company (U.S.A.) -
                        Incorporated by reference to Exhibit A(6) to the registration statement on Form S-6 filed July 20, 2000
                        (File No. 333-41814).

                  (ii) Certificate of Amendment of Certificate of Incorporation of the Company, Name Change July 1984 -- Incorporated by reference to Exhibit (3)(i)(a) to Form 10Q of The Manufacturers Life Insurance Company of North America, filed November 14, 1997.

                  (iii) By-laws of The Manufacturers Life Insurance Company
                        (U.S.A.) - Incorporated by reference to Exhibit A(6)(b) to the registration statement on Form S-6 filed July 20, 2000 (File No. 333-41814).

            (7)   (i)   Form of Variable Annuity Reinsurance Agreement Contract
                        between North American Security Life Insurance Company and Connecticut General Life Insurance Company, effective July 1, 1997--Incorporated by reference to Exhibit (b) (7) (i) to the registration statement filed
                        February 26, 1998.

                  (ii) Form of Automatic Reinsurance Agreement between North American Security Life Insurance Company and Swiss Re Life & Health America Inc., effective August 1, 1997 - Incorporated by reference to Exhibit (b) (7) (ii) to this registration statement.

                  (iii) Form of contract of reinsurance in connection with the variable annuity contracts being offered - Contract between The Manufacturers Life Insurance Company of North America and Manulife Reinsurance Corporation
                        (USA), effective July 1, 1998 - Incorporated by reference to Exhibit (b)(7)(iv) to Form N-4, file number 33-77878, filed December 16, 1998.

                  (iv) Form of Coinsurance Agreement between North American Security Life Insurance Company and Peoples Security Life Insurance Company, effective June 30, 1995 - Incorporated by reference to Exhibit 10(iv) to pre-effective amendment No. 1 to Form S-1, file number 333-6011 filed January 29, 1997.

                  (v) Form of Automatic Reinsurance Agreement with AXA Re Life Insurance Company, effective May 1, 2000. Incorporated by reference to Exhibit (7)(v) to pre-effective amendment No. 1, to Form N-4, file number 333-70728, filed January 2, 2002.

                        i Form of Amendment No. 1 to Automatic Reinsurance Agreement (Agreement 2000-14) dated May 1, 2000 with AXA Re Life Insurance Company. Incorporated by reference to Exhibit 7(v)(i) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

                        ii Form of Amendment No. 2 to Automatic Reinsurance Agreement (Agreement 2000-14 dated May 1, 2000 with AXA Re Life Insurance Company. Incorporated by reference to Exhibit 7(v)(ii) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

                        iii Form of Amendment No. 3 to Automatic Reinsurance Agreement (Agreement 2000-14) dated May 1, 2000 with AXA Re Life Insurance Company. Incorporated by reference to Exhibit 7(v)(iii) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

                  (vi) Form of Automatic Reinsurance Agreement (Agreement 2000-21) with AXA Re Life Insurance Company now known as AXA Corporate Solutions Life Reinsurance Company, effective August 15, 2000. Incorporated by reference to
                        Exhibit 7(vi) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

                  (vii) Form of Automatic Reinsurance Agreement (Agreement
                        2001-41) with AXA Corporate Solutions Life Reinsurance Company, effective January 29, 2001. Incorporated by reference to Exhibit 7(vii) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

                  (viii) Form of Automatic Reinsurance Agreement (Agreement
                        2001-47) with AXA Corporate Solutions Life Reinsurance Company, effective July 1, 2001. Incorporated by reference to Exhibit 7(viii) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

                        i Form of Amendment No. 1 to Automatic Reinsurance Agreement (Agreement 2001-47) dated July 1, 2001 with AXA Corporate Solutions Life Reinsurance Company. Incorporated by reference to Exhibit 7(viii)(i) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

                  (ix) Form of Automatic Reinsurance Agreement (Agreement 2001-48) with AXA Corporate Solutions Life Reinsurance Company, effective July 1, 2001. Incorporated by reference to Exhibit 7(ix) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

            (8) Other material contracts not made in the ordinary course of business which are to be performed in whole or in part on or after the date the registration statement is filed:

                  (i) Form of Remote Service Agreement dated November 1, 1996 between North American Security Life Insurance Company and CSC Continuum Inc. -- Incorporated by reference to Exhibit (b)(8)(i) to post-effective amendment no. 3 to Form N-4, file number 33-77878, filed February 28, 1997.

                  (ii) Amendment to Remote Service Agreement dated April 1, 1998 between Manufacturers Life Insurance Company of North America and CSC Continuum Inc. -- Incorporated by reference to Exhibit (b)(8)(ii) to post effective amendment no. 9 to Form N-4, file number 33-77878, filed April 28, 2000.

                  (iii) Amendment to Remote Service Agreement dated March 1999 between Manufacturers Life Insurance Company of North America and CSC Continuum Inc. - Incorporated by reference to Exhibit (b)(8)(ii) to post-effective amendment no. 9 to Form N-4, file number 33-76162 filed April 27, 2000.

                  (iv) Form of Merger Agreement with The Manufacturers Life Insurance Company (U.S.A.) and The Manufacturers Life Insurance Company of America - Previously filed as Exhibit (8)(iv) to initial registration statement on Form N-4, file no. 333-71072, filed October 5, 2001.

            (9) Opinion of Counsel and consent to its use as to the legality of the securities being registered - Incorporated by reference to Exhibit 9 to the Pre-Effective Amendment.

            (10) Written consent of Ernst & Young LLP, independent auditors - TO BE FILED BY AMENDMENT

            (11) All financial statements omitted from Item 23, Financial Statements--Not Applicable

            (12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter or initial contract owners -- Not Applicable.

            (13) Schedules of computation,-- Incorporated by reference to Exhibit (b)(13) to post-effective amendment no. 2 to Form N-4, file number 33-76162, filed March 1, 1996.

            (14)  Financial Data Schedule - Not Applicable.

            (15)  Powers of Attorney

                  (i) Powers of Attorney (Robert A. Cook, John DesPrez III, Geoffrey Guy, James O'Malley, Joseph J. Pietroski, Rex Schlaybaugh) incorporated by reference to exhibit 7 to initial registration statement on Form S-6, file number 333-41814 filed July 20, 2000 on behalf of The Manufacturers Life Insurance Company (U.S.A.)

                  (ii) Powers of Attorney (John Ostler) - Previously filed as Exhibit (15)(ii) to initial registration statement on Form N-4, file no. 333-71072, filed October 5, 2001.

                  (iii) Powers of Attorney (Jim Boyle, John Lyon) - Previously
                        filed as Exhibit (15)(iii) to initial registration statement on Form N-4, file no. 333-71072, filed October 5, 2001.

                  (iv) Power of Attorney (Steven Mannik) - Previously filed as Exhibit (15)(iv) to post-effective amendment no. 2 to this registration statement on April 29, 2002

                  (v) Power of Attorney (Alison Alden) - Previously filed as Exhibit (15)(v) to post-effective amendment no. 4 to this registration statement on February 26, 2004.

                  (vi) Power of Attorney (Marc Costantini, Diana Scott, Warren Thomson) - Filed Herewith

Item 25. Directors and Officers of the Depositor.

     OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NAME AND PRINCIPAL BUSINESS ADDRESS                                   POSITION WITH DEPOSITOR
-----------------------------------            ---------------------------------------------------------------------
John D. DesPrez III*                           Director and Chairman of the Board of Directors, President
Alison Alden*                                  Executive Vice President, Human Resources & Communications, Director
James Boyle*                                   President, Individual Wealth Management, Director
Robert A. Cook*                                President, U.S. Insurance; Director
Peter Copestake**                              Vice President, Treasurer
James D. Gallagher*                            Executive Vice President, Secretary and General Counsel
Donald Guloien**                               Executive Vice President and Chief Investment Officer
Norman Light**                                 Vice President and Chief Financial Officer, Investments
Steven Mannik**                                President, Reinsurance
James O'Malley**                               President, U.S. Group Pension; Director
John Ostler**                                  Director
Rex Schlaybaugh, Jr.**                         Director
Marc Costantini*                               Executive Vice President and Chief Financial Officer
Warren Thomson**                               Senior Vice President, Investments, Director
Diana Scott*                                   Director, Executive Vice President & Chief Administrative Officer
Denis Turner**                                 Senior Vice President and Controller

*Principal business office is 601 Congress Street, Boston, MA  02210

**Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

Item 26. Persons Controlled by or Under Common Control with Depositor or Registrant.

                         MANULIFE FINANCIAL CORPORATION
                           CORPORATE ORGANIZATION LIST
                             AS OF DECEMBER 31, 2004

                                                              LEGAL      % OF      JURISDICTION OF
                        AFFILIATE                              ID       EQUITY      INCORPORATION        DIVISION
-----------------------------------------------------------   -----     ------    -----------------    ------------
MANULIFE FINANCIAL CORPORATION                                 0002       100          CANADA          Corporate
  John Hancock Holdings (Delaware) LLC                         0275       100          Delaware        Corporate
     John Hancock Financial Services, Inc.                     0003       100          Delaware        Corporate
  The Manufacturers Life Insurance Company                     0001       100          Canada          Corporate
     Manulife Bank of Canada                                   0058       100          Canada          Canadian
     Manulife Financial Services Inc.                          0199       100          Canada          Canadian
     Manulife Securities International Ltd.                    0079       100          Canada          Canadian
     Manulife Canada Ltd.                                      0157       100          Canada          Canadian
     First North American Insurance Company                    0111       100          Canada          Canadian
     Equinox Financial Group, Inc.                             0239       100          Canada          Canadian
       EIS Insurance Services, Inc. (1).                                   50          Canada          Canadian
       2733854 Canada Ltd. (2).                                           100          Canada          Canadian
     JLOC Holding Company                                                  30        Cayman Islands    Corporate
     Opportunity Finance Company                                           30        Cayman Islands    Corporate
     Cantay Holdings Inc.                                      0051       100          Ontario         Corporate
     Canaccord Capital Inc.                                             13.07      British Columbia    Corporate
     Regional Power Inc.                                       0136     83.50          Canada          Corporate
                  ADDALAM POWER CORPORATION                                50          Philippines     Investments
     Manulife Data Services Inc.                               0081       100          Barbados        Corporate
     Manulife Enterprises (Alberta) Limited                    0276       100          Alberta         Corporate
       Manulife Enterprises (Bermuda) Limited                  0277       100          Bermuda         Corporate
     Manulife Capital Inc.                                     0278       100          Canada          Corporate
     P.V.S. Preferred Vision Services Inc.                                 20          Canada          Investments
     880 Belgrave Way Holdings Ltd.                                       100      British Columbia    Investments
     Churchill Office Park Limited                                         45          Canada          Investments
     Landex Properties Ltd.                                    0238       100      British Columbia    Investments
     Enterprise Capital Management Inc.                                    20          Ontario         Investments
     6212344 Canada Limited                                    0272       100          Canada          Investments
     SEAMARK Asset Management Ltd.                                      35.01          Canada          Investments
     1293319 Ontario Inc.                                      0170       100          Ontario         Investments
     3426505 Canada Inc.                                       0161       100          Canada          Investments
     FNA Financial Inc.                                        0115       100          Canada          Investments
       Elliot & Page Limited                                   0116       100          Ontario         Investments
     NAL Resources Limited                                     0117       100          Alberta         Investments
     NAL Resources Management Limited                          0120       100          Canada          Investments
       1050906 Alberta Ltd.                                    0127       100          Alberta         Investments
     2015500 Ontario Inc.                                      0154       100          Ontario         Investments
     NALC Holdings Inc. (3)                                    0103        50          Ontario         Investments
     2015401 Ontario Inc.                                      0140       100          Ontario         Investments
     2024385 Ontario Inc.                                      0153       100          Ontario         Investments
     Cavalier Cable, Inc. (4).                                             78          Delaware        Investments
     MFC Global Investment Management (U.S.A.) Limited         0156       100          Canada          Investments
     Resolute Energy Inc.                                               11.42          Alberta         Investments
     Micro Optics Design Corporation                                    17.69          Nevada          Investments
     PK Liquidating Company II, LLC                                        18          Delaware        Investments

                                                              LEGAL      % OF      JURISDICTION OF
                         AFFILIATE                             ID       EQUITY      INCORPORATION        DIVISION
------------------------------------------------------------  -----     ------    -----------------    ------------
     Intrepid Energy Corp.                                                 19          Alberta         Investments
     Avotus Corp.                                                       10.13          Canada          Investments
     Manulife Holdings (Alberta) Limited                       0201       100          Alberta         U.S.
       Manulife Holdings (Delaware) LLC                        0205       100          Delaware        U.S.
         The Manufacturers Investment Corporation              0087       100          Michigan        U.S.
           Manulife Reinsurance Limited                        0067       100          Bermuda         Reinsurance
             Manulife Reinsurance (Bermuda) Limited            0203       100          Bermuda         Reinsurance
           John Hancock Life Insurance Company (U.S.A.) (5).   0019       100          Michigan        U.S.
             The Manufacturers Life Insurance Company of
  America                                                      0017       100          Michigan        U.S.
             Manulife Service Corporation                      0007       100          Colorado        U.S.
             John Hancock Distributors LLC (6).                0005       100          Delaware        U.S.
             Aegis Analytical Corporation                               15.41          Delaware        Investments
             John Hancock Investment Management
  Services, LLC (7).                                           0097        60          Delaware        U.S.
             John Hancock Life Insurance Company of New
  York (8).                                                    0094       100          New York        U.S.
             Ironside Venture Partners I LLC                   0196       100          Delaware        Investments
                NewRiver Investor Communications Inc.                   11.29          Delaware        Investments
             Polymerix Corporation                                       11.4          Delaware        Investments
             Ennal, Inc.                                       0124       100          Delaware        U.S.
             Ironside Venture Partners II LLC                  0197       100          Delaware        Investments
             Manulife Property Management of Washington,
  D.C., Inc.                                                              100          Wash., D.C.     Investments
             Avon Long Term Care Leaders LLC                   0158       100          Delaware        U.S.
             ESLS Investment Limited, LLC                                  25          Ohio            Corporate
             Flex Holding, LLC                                           27.7          Delaware        Corporate
                Flex Leasing I, LLC                                     99.99          Delaware        Corporate
             Manulife Leasing Co., LLC                                     80          Delaware        Corporate
             Dover Leasing Investments, LLC                                99          Delaware        Corporate
             MCC Asset Management, Inc.                        0186       100          Delaware        U.S.
     MFC Global Fund Management (Europe) Limited                          100          England         Investments
       MFC Global Investment Management (Europe) Limited       0064       100          England         Investments
       WT (SW) Properties Ltd.                                 0082       100          England         Corporate
     Manulife Europe Ruckversicherungs-Aktiengesellschaft      0138       100          Germany         Reinsurance
       Manulife Holdings (Bermuda) Limited                     0147       100          Bermuda         Reinsurance
         Manulife Management Services Ltd.                     0191       100          Barbados        Reinsurance
         Manufacturers P&C Limited                             0036       100          Barbados        Reinsurance
                           MANUFACTURERS LIFE REINSURANCE
LIMITED                                                        0049       100          Barbados        Reinsurance
     FCM Holdings Inc.                                         0104       100          Philippines     Asia
     Manulife (Singapore) Pte. Ltd.                            0014       100          Singapore       Asia
       John Hancock Life Assurance Company, Ltd.                          100          Singapore       Asia
     The Manufacturers Life Insurance Co. (Phils.), Inc.       0164       100          Philippines     Asia
       FCM Plans, Inc.                                         0155       100          Philippines     Asia
       Manulife Financial Plans, Inc.                          0187       100          Philippines     Asia
     Manulife (Vietnam) Limited                                0188       100          Vietnam         Asia
     Manulife International Holdings Limited                   0152       100          Bermuda         Asia
       Manulife Provident Funds Trust Company Limited          0163       100          Hong Kong       Asia
       Manulife Asset Management (Asia) Limited                           100          Barbados        Asia
         Manulife Asset Management (Hong Kong) Limited         0078       100          Hong Kong       Asia
         P.T. Manulife Aset Manajemen Indonesia                0141        85          Indonesia       Asia
           P.T. Buanadaya Sarana Informatika (9).                          96          Indonesia       Asia

                                                              LEGAL      % OF      JURISDICTION OF
                        AFFILIATE                              ID       EQUITY      INCORPORATION        DIVISION
-----------------------------------------------------------   -----     ------    -----------------    ------------
       Manulife (International) Limited                        0028       100          Bermuda         Asia
         Manulife-Sinochem Life Insurance Co. Ltd.             0043        51          China           Asia
         The Manufacturers (Pacific Asia) Insurance
  Company Limited                                              0061       100          Hong Kong       Asia
                           MANULIFE CONSULTANTS LIMITED                   100          Hong Kong       Asia

                           MANULIFE FINANCIAL SHAREHOLDINGS
LIMITED                                                                   100          Hong Kong       Asia
         Manulife Financial Management Limited                            100          Hong Kong       Asia
         Manulife Financial Group Limited                                 100          Hong Kong       Asia
         Manulife Financial Investment Limited                            100          Hong Kong       Asia
     P.T. Asuransi Jiwa Manulife Indonesia                     0042        71          Indonesia       Asia
                  P.T. ASURANSI JIWA ARTA MANDIRI PRIMA        0075        99          Indonesia       Asia
                  P.T. MANULIFE INTIJAYA                                   90          Indonesia       Asia
                  P.T. MANULIFE INTISARI                                   95          Indonesia       Asia
     6306471 Canada Inc.                                       0282       100          Canada          Corporate
       CDF (Thailand) Ltd.                                     0287        90          Thailand        Asia
         OQC (Thailand) Ltd.(10).                              0288        51          Thailand        Asia
           Interlife John Hancock Assurance Public Company
  Limited (11).                                                0286        70          Thailand        Asia
     Manulife Technology & Services Sdn Bhd                    0285       100          Malaysia        Asia
     Manulife Alberta Limited                                  0279       100          Alberta         Corporate
       Manulife European Holdings (Bermuda) Limited            0270       100          Bermuda         Corporate
         Manulife European Investments (Luxembourg)            0271       100          Luxembourg      Corporate
  S.a.r.l.
           Manulife Hungary Holdings Limited (12).             0149        99          Hungary         Corporate
     MLI Resources Inc.                                        0193       100          Alberta         Corporate
       Manulife Life Insurance Company (13).                   0180     35.02          Japan           Japan
         MFC Global Investment Management (Japan) Limited      0208       100          Japan           Japan
       Manulife Century Investments (Bermuda) Limited          0172       100          Bermuda         Corporate
         Manulife Century Investments (Luxembourg) S.A.        0173       100          Luxembourg      Corporate
           Manulife Century Investments (Netherlands) B.V.     0174       100          Netherlands     Corporate
             Manulife Premium Collection Co., Ltd. (14).       0178        57          Japan           Japan
             Y.K. Manulife Properties Japan                    0142       100          Japan           Japan
             Daihyaku Manulife Holdings (Bermuda) Limited      0175       100          Bermuda         Corporate
             Manulife Century Holdings (Netherlands) B.V.      0195       100          Netherlands     Corporate
     Manulife Holdings (Hong Kong) Limited                     0015       100          Hong Kong       Asia
     Manulife (Malaysia) SDN.BHD.                              0074       100          Malaysia        Asia
     Manulife Financial Systems (Hong Kong) Limited            0053       100          Hong Kong       Asia

Item  27. Number of Contract Owners.

      As of JANUARY 31, 2005, there were 34,965 qualified contracts and 29,816 non-qualified contracts of the series offered hereby outstanding.

Item  28. Indemnification.

      Article XII of the Restated Articles of Redomestication of the Company provides as follows:

      No director of this Corporation shall be personally liable to the Corporation or its shareholders or policyholders for monetary damages for breach of the director's fiduciary duty, provided that the foregoing shall not eliminate or limit the liability of a director for any of the following:

            i) a breach of the director's duty or loyalty to the Corporation or its shareholders or policyholders;

            ii) acts or omissions not in good faith or that involve intentional misconduct or knowing violation of law;

            iii) a violation of Sections 5036, 5276 or 5280 of the Michigan Insurance Code, being MCLA 500.5036, 500.5276 and 500.5280;

            iv) a transaction from which the director derived an improper personal benefit; or

            v) an act or omission occurring on or before the date of filing of these Articles of Incorporation.

      If the Michigan Insurance Code is hereafter amended to authorize the further elimination or limitation of the liability of directors. then the liability of a director of the Corporation, in addition to the limitation on personal liability contained herein, shall be eliminated or limited to the fullest extent permitted by the Michigan Insurance Code as so amended. No amendment or repeal of this Article XII shall apply to or have any effect on the liability or alleged liability of any director of the Corporation for or with respect to any acts or omissions of such director occurring prior to the effective date of any such amendment or repeal.

      Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

            Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item  29. Principal Underwriters.

      (a) Set forth below is information concerning other investment companies for which John Hancock Distributors, LLC ("JHD LLC"), the principal underwriter of the contracts, acts as investment adviser or principal underwriter.

NAME OF INVESTMENT COMPANY                                                        CAPACITY IN WHICH ACTING
-------------------------------------------------------------------               ------------------------
John Hancock Life Insurance Company (U.S.A.) Separate Account H                   Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account A                   Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account N                   Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account I                   Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account L                   Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account M                   Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account A                Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account B                Principal Underwriter

      (b) John Hancock Life Insurance Company (U.S.A.) is the sole member of JHD LLC and the following officers of John Hancock Life Insurance Company (U.S.A.) have power to act on behalf of JHD LLC: John DesPrez* (Chairman and President), Marc Costantini* (Vice President and Chief Financial Officer) and Jim Gallagher* (Vice President,

            Secretary and General Counsel). The board of managers of JHD LLC (consisting of Gary Buchanan**, Robert Cook* and John Vrysen***) may also act on behalf of JHD LLC.

            *Principal business office is 601 Congress Street, Boston, MA 02210

            **Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

            ***Principal business office is 680 Washington Blvd, Stamford, CT 06901

      (c)   None.

Item  30. Location of Accounts and Records.

      All books and records are maintained at 601 Congress Street, Boston, MA 02210

Item  31. Management Services.

      None.

Item  32. Undertakings.

      (a) Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940

            The Manufacturers Life Insurance Company (U.S.A.) ("Company") hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

      (b) Representation of Registrant Pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended

            Registrant is relying on a no-action letter issued in connection with funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, on November 28, 1988, SEC Reference No. IP-6-88, and is complying with the provisions of paragraphs 1-4 of such no action letter.

(1.) 50% of EIS Insurance Services, Inc. is owned by The Manufacturers Life Insurance Company.

(2.)  Inactive subsidiaries are noted in italics.

(3.)  50% of NALC Holdings Inc. is owned by 2015500 Ontario Inc.

(4.) 22% of Cavalier Cable, Inc. is owned by John Hancock Life Insurance Company (U.S.A.).

(5.) Name change from The Manufacturers Life Insurance Company (U.S.A.) effective January 1, 2005.

(6.)  Name change from Manulife Financial Securities LLC effective January 1,
      2005.

(7.) Name change from Manufacturers Securities Services, LLC effective January 1, 2005. 40% of John Hancock Global Investment Management, LLC is owned by John Hancock Life Insurance Company of New York.

(8.) Name change from The Manufacturers Life Insurance Company of New York effective January 1, 2005.

(9.) 4% of P.T. Buanadaya Sarana Informatika is owned by P.T. Asuransi Jiwa Manulife Indonesia.

(10.) 49% of OQC (Thailand) Ltd. is owned by 6306489 Canada Inc.

(11.) 24.97% of Interlife John Hancock Assurance Public Company Limited is owned by The Manufacturers Life Insurance Company.

(12.) 1% of Manulife Hungary Holdings Limited is owned by MLI Resources Inc.

(13.) 32.49% of Manulife Life Insurance Company is owned by Manulife Century
      Investments (Netherlands) and 32.4% by Manulife Century Holdings (Netherlands) B.V.

(14.) 33% of Manulife Premium Collection Co., Ltd. is owned by Manulife Century
      Holdings (Netherlands) B.V. and 10% by Manulife Life Insurance Company.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor have caused this post-effective amendment to the Registration Statement to be signed on their behalf in the City of Boston, Massachusetts, on this ___ day of February, 2005.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
SEPARATE ACCOUNT H
(Registrant)

By: JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
    (Depositor)


By: /s/ JOHN D. DESPREZ III
    -----------------------
    John D. DesPrez III
    President


JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)


By: /s/ JOHN D. DESPREZ III
    -----------------------
    John D. DesPrez III
    President

Product Name: Vantage
File Number:  333-71072



                                   SIGNATURES



      Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities indicated on this ___ day of February, 2005.



         Signature                                                 Title
-------------------------------                       --------------------------------
/s/ JOHN D. DESPREZ  III                               Chairman and President
--------------------------                            (Principal Executive Officer)
John D. DesPrez  III

/s/ MARC COSTANTINI                                    Executive Vice President and CFO
---------------------------                           (Principal Financial Officer)
Marc Costantini

*                                                     Director
---------------------------
Alison Alden

*                                                     Director
---------------------------
James R. Boyle

*                                                     Director
---------------------------
Robert A. Cook

*                                                     Director
---------------------------
James O'Malley

*                                                     Director
---------------------------
John R. Ostler

*                                                     Director
---------------------------
Rex Schlaybaugh, Jr.

*                                                     Director
---------------------------
Diana Scott

*                                                     Director
---------------------------
Warren Thomson

* /s/ JAMES D. GALLAGHER
---------------------------
James D. Gallagher
Pursuant to Power of Attorney

                                 EXHIBIT INDEX

   ITEM NO.                                                       DESCRIPTION
--------------                          ----------------------------------------------------------------
24(b)(15)(vi)                           Power of Attorney - Marc Costantini, Diana Scott, Warren Thomson